UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04791

AB MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

66 Hudson Boulevard East

New York, New York 10005

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

66 Hudson Boulevard East

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: May 31, 2025

Date of reporting period: May 31, 2025

ITEM 1. REPORTS TO STOCKHOLDERS.

Advisor Class: ALCVX

May 31, 2025

AB California Portfolio

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Portfolio Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB California Portfolio (the “Portfolio”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/ALCVX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$50	0.50%

How did the Portfolio perform last year? What affected the Portfolio’s performance?

For the 12-month period, the Portfolio underperformed the Bloomberg Municipal Bond Index (the "benchmark"). Security selection was the primary detractor, relative to the benchmark. Security selection within public primary/secondary education and multi-family housing detracted, while selection within local general obligation and assessment district contributed to overall performance. An underweight to single family housing and overweight to public primary/secondary education detracted, while overweights to prepay energy and multi-family housing contributed to overall performance.

The Portfolio used derivatives in the form of interest rate swaps for hedging purposes, which added to performance during the 12-month period.

Performance Highlights

Top contributors to performance:

  Industry allocation to prepay energy and multi-family housing contributed to overall performance.

Top detractors from performance:

  Overall security selection detracted from performance.

Advisor Class: ALCVX

1

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio and a broad-based securities market index over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Advisor Class	Bloomberg Municipal Bond Index
05/15	$10,000	$10,000
05/16	$10,614	$10,587
05/17	$10,714	$10,742
05/18	$10,907	$10,861
05/19	$11,429	$11,557
05/20	$11,569	$12,017
05/21	$12,561	$12,586
05/22	$11,766	$11,731
05/23	$11,831	$11,788
05/24	$12,281	$12,103
05/25	$12,537	$12,349

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Advisor Class	1.81%	1.62%	2.29%
Bloomberg Municipal Bond Index	2.03%	0.55%	2.13%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/AB/ALCVX-A for the most recent performance information.

Key Portfolio Statistics

Net Assets	$1,216,871,806
# of Portfolio Holdings	405
Portfolio Turnover Rate	35%
Total Advisory Fees Paid (Net)	$5,325,588

Advisor Class: ALCVX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	3.5%
AA	33.8%
A	29.4%
BBB	15.8%
BB	5.4%
B	0.5%
A-1+	0.2%
Not Rated	11.4%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/ALCVX-A, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Advisor Class: ALCVX

3

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Portfolio Information

Advisor Class: ALCVX

4

MI-CA-ADV-0153-0525

Class A: ALCAX

May 31, 2025

AB California Portfolio

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Portfolio Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB California Portfolio (the “Portfolio”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/ALCAX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.75%

How did the Portfolio perform last year? What affected the Portfolio’s performance?

For the 12-month period, the Portfolio underperformed the Bloomberg Municipal Bond Index (the "benchmark"). Security selection was the primary detractor, relative to the benchmark. Security selection within public primary/secondary education and multi-family housing detracted, while selection within local general obligation and assessment district contributed to overall performance. An underweight to single family housing and overweight to public primary/secondary education detracted, while overweights to prepay energy and multi-family housing contributed to overall performance.

The Portfolio used derivatives in the form of interest rate swaps for hedging purposes, which added to performance during the 12-month period.

Performance Highlights

Top contributors to performance:

  Industry allocation to prepay energy and multi-family housing contributed to overall performance.

Top detractors from performance:

  Overall security selection detracted from performance.

Class A: ALCAX

1

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio and a broad-based securities market index over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class A (with sales charges)	Bloomberg Municipal Bond Index
05/15	$9,699	$10,000
05/16	$10,269	$10,587
05/17	$10,340	$10,742
05/18	$10,500	$10,861
05/19	$10,977	$11,557
05/20	$11,082	$12,017
05/21	$12,002	$12,586
05/22	$11,214	$11,731
05/23	$11,248	$11,788
05/24	$11,649	$12,103
05/25	$11,860	$12,349

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	1.55%	1.37%	2.03%
Class A (with sales charges)	-1.49%	0.75%	1.72%
Bloomberg Municipal Bond Index	2.03%	0.55%	2.13%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/AB/ALCAX-A for the most recent performance information.

Key Portfolio Statistics

Net Assets	$1,216,871,806
# of Portfolio Holdings	405
Portfolio Turnover Rate	35%
Total Advisory Fees Paid (Net)	$5,325,588

Class A: ALCAX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	3.5%
AA	33.8%
A	29.4%
BBB	15.8%
BB	5.4%
B	0.5%
A-1+	0.2%
Not Rated	11.4%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/ALCAX-A, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class A: ALCAX

3

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Portfolio Information

Class A: ALCAX

4

MI-CA-A-0153-0525

Class C: ACACX

May 31, 2025

AB California Portfolio

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Portfolio Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB California Portfolio (the “Portfolio”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/ACACX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$151	1.50%

How did the Portfolio perform last year? What affected the Portfolio’s performance?

For the 12-month period, the Portfolio underperformed the Bloomberg Municipal Bond Index (the "benchmark"). Security selection was the primary detractor, relative to the benchmark. Security selection within public primary/secondary education and multi-family housing detracted, while selection within local general obligation and assessment district contributed to overall performance. An underweight to single family housing and overweight to public primary/secondary education detracted, while overweights to prepay energy and multi-family housing contributed to overall performance.

The Portfolio used derivatives in the form of interest rate swaps for hedging purposes, which added to performance during the 12-month period.

Performance Highlights

Top contributors to performance:

  Industry allocation to prepay energy and multi-family housing contributed to overall performance.

Top detractors from performance:

  Overall security selection detracted from performance.

Class C: ACACX

1

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio and a broad-based securities market index over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class C (with sales charges)	Bloomberg Municipal Bond Index
05/15	$10,000	$10,000
05/16	$10,509	$10,587
05/17	$10,493	$10,742
05/18	$10,575	$10,861
05/19	$10,990	$11,557
05/20	$11,006	$12,017
05/21	$11,821	$12,586
05/22	$10,971	$11,731
05/23	$10,912	$11,788
05/24	$11,223	$12,103
05/25	$11,344	$12,349

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	0.89%	0.61%	1.27%
Class C (with sales charges)	-0.09%	0.61%	1.27%
Bloomberg Municipal Bond Index	2.03%	0.55%	2.13%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/AB/ACACX-A for the most recent performance information.

Key Portfolio Statistics

Net Assets	$1,216,871,806
# of Portfolio Holdings	405
Portfolio Turnover Rate	35%
Total Advisory Fees Paid (Net)	$5,325,588

Class C: ACACX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	3.5%
AA	33.8%
A	29.4%
BBB	15.8%
BB	5.4%
B	0.5%
A-1+	0.2%
Not Rated	11.4%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/ACACX-A, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class C: ACACX

3

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Class C: ACACX

4

MI-CA-C-0153-0525

Advisor Class: ABTYX

May 31, 2025

AB High Income Municipal Portfolio

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Portfolio Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB High Income Municipal Portfolio (the “Portfolio”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABTYX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$88	0.87%

How did the Portfolio perform last year? What affected the Portfolio’s performance?

For the 12-month period, the Portfolio outperformed the Bloomberg Municipal Bond Index (the “benchmark”), before sales charges. Security selection and industry allocation contributed to performance, relative to the benchmark. Security selection within electric utility and not-for-profit health care contributed, while industry Industrial Development Revenue (“IDR”) and Master Settlement Agreement Tobacco Securitization detracted. Overweights to multi-family housing and senior living contributed, while an underweight to single family housing detracted.

The Portfolio used derivatives in the form of interest rate swaps for hedging purposes, which added to overall performance. Credit default swaps were used for hedging and investment purposes, while municipal market data rate locks were used for investment purposes. Both forms of derivatives added to performance throughout the 12-month period.

Performance Highlights

Top contributors to performance:

  Security selection and overweights to multi-family housing and senior living contributed.

Top detractors from performance:

  An underweight to single family housing and security selection within industry IDR and MSA Tobacco Securitization detracted.

Advisor Class: ABTYX

1

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio and a broad-based securities market index over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Advisor Class	Bloomberg Municipal Bond Index
05/15	$10,000	$10,000
05/16	$10,900	$10,587
05/17	$11,051	$10,742
05/18	$11,578	$10,861
05/19	$12,348	$11,557
05/20	$12,052	$12,017
05/21	$14,064	$12,586
05/22	$13,004	$11,731
05/23	$12,560	$11,788
05/24	$13,001	$12,103
05/25	$13,487	$12,349

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Advisor Class	3.37%	2.28%	3.04%
Bloomberg Municipal Bond Index	2.03%	0.55%	2.13%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/AB/ABTYX-A for the most recent performance information.

Key Portfolio Statistics

Net Assets	$2,740,695,399
# of Portfolio Holdings	813
Portfolio Turnover Rate	24%
Total Advisory Fees Paid (Net)	$14,393,929

Advisor Class: ABTYX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	1.1%
AA	12.2%
A	11.2%
BBB	11.8%
BB	10.4%
B	1.5%
CCC	0.7%
D	0.3%
Not Rated	50.8%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/ABTYX-A, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Advisor Class: ABTYX

3

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Portfolio Information

Advisor Class: ABTYX

4

MI-HI-ADV-0153-0525

Class A: ABTHX

May 31, 2025

AB High Income Municipal Portfolio

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Portfolio Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB High Income Municipal Portfolio (the “Portfolio”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABTHX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$114	1.12%

How did the Portfolio perform last year? What affected the Portfolio’s performance?

For the 12-month period, the Portfolio outperformed the Bloomberg Municipal Bond Index (the “benchmark”), before sales charges. Security selection and industry allocation contributed to performance, relative to the benchmark. Security selection within electric utility and not-for-profit health care contributed, while industry Industrial Development Revenue (“IDR”) and Master Settlement Agreement Tobacco Securitization detracted. Overweights to multi-family housing and senior living contributed, while an underweight to single family housing detracted.

The Portfolio used derivatives in the form of interest rate swaps for hedging purposes, which added to overall performance. Credit default swaps were used for hedging and investment purposes, while municipal market data rate locks were used for investment purposes. Both forms of derivatives added to performance throughout the 12-month period.

Performance Highlights

Top contributors to performance:

  Security selection and overweights to multi-family housing and senior living contributed.

Top detractors from performance:

  An underweight to single family housing and security selection within industry IDR and MSA Tobacco Securitization detracted.

Class A: ABTHX

1

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio and a broad-based securities market index over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class A (with sales charges)	Bloomberg Municipal Bond Index
05/15	$9,697	$10,000
05/16	$10,552	$10,587
05/17	$10,672	$10,742
05/18	$11,152	$10,861
05/19	$11,856	$11,557
05/20	$11,540	$12,017
05/21	$13,433	$12,586
05/22	$12,401	$11,731
05/23	$11,947	$11,788
05/24	$12,339	$12,103
05/25	$12,752	$12,349

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	3.01%	2.02%	2.78%
Class A (with sales charges)	-0.06%	1.39%	2.46%
Bloomberg Municipal Bond Index	2.03%	0.55%	2.13%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/AB/ABTHX-A for the most recent performance information.

Key Portfolio Statistics

Net Assets	$2,740,695,399
# of Portfolio Holdings	813
Portfolio Turnover Rate	24%
Total Advisory Fees Paid (Net)	$14,393,929

Class A: ABTHX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	1.1%
AA	12.2%
A	11.2%
BBB	11.8%
BB	10.4%
B	1.5%
CCC	0.7%
D	0.3%
Not Rated	50.8%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/ABTHX-A, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class A: ABTHX

3

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Portfolio Information

Class A: ABTHX

4

MI-HI-A-0153-0525

Class C: ABTFX

May 31, 2025

AB High Income Municipal Portfolio

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Portfolio Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB High Income Municipal Portfolio (the “Portfolio”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABTFX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$189	1.87%

How did the Portfolio perform last year? What affected the Portfolio’s performance?

For the 12-month period, the Portfolio outperformed the Bloomberg Municipal Bond Index (the “benchmark”), before sales charges. Security selection and industry allocation contributed to performance, relative to the benchmark. Security selection within electric utility and not-for-profit health care contributed, while industry Industrial Development Revenue (“IDR”) and Master Settlement Agreement Tobacco Securitization detracted. Overweights to multi-family housing and senior living contributed, while an underweight to single family housing detracted.

The Portfolio used derivatives in the form of interest rate swaps for hedging purposes, which added to overall performance. Credit default swaps were used for hedging and investment purposes, while municipal market data rate locks were used for investment purposes. Both forms of derivatives added to performance throughout the 12-month period.

Performance Highlights

Top contributors to performance:

  Security selection and overweights to multi-family housing and senior living contributed.

Top detractors from performance:

  An underweight to single family housing and security selection within industry IDR and MSA Tobacco Securitization detracted.

Class C: ABTFX

1

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio and a broad-based securities market index over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class C (with sales charges)	Bloomberg Municipal Bond Index
05/15	$10,000	$10,000
05/16	$10,792	$10,587
05/17	$10,833	$10,742
05/18	$11,246	$10,861
05/19	$11,875	$11,557
05/20	$11,465	$12,017
05/21	$13,246	$12,586
05/22	$12,125	$11,731
05/23	$11,594	$11,788
05/24	$11,891	$12,103
05/25	$12,202	$12,349

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	2.34%	1.25%	2.01%
Class C (with sales charges)	1.35%	1.25%	2.01%
Bloomberg Municipal Bond Index	2.03%	0.55%	2.13%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/AB/ABTFX-A for the most recent performance information.

Key Portfolio Statistics

Net Assets	$2,740,695,399
# of Portfolio Holdings	813
Portfolio Turnover Rate	24%
Total Advisory Fees Paid (Net)	$14,393,929

Class C: ABTFX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	1.1%
AA	12.2%
A	11.2%
BBB	11.8%
BB	10.4%
B	1.5%
CCC	0.7%
D	0.3%
Not Rated	50.8%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/ABTFX-A, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class C: ABTFX

3

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Class C: ABTFX

4

MI-HI-C-0153-0525

Class Z: ABTZX

May 31, 2025

AB High Income Municipal Portfolio

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Portfolio Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB High Income Municipal Portfolio (the “Portfolio”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABTZX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$88	0.87%

How did the Portfolio perform last year? What affected the Portfolio’s performance?

For the 12-month period, the Portfolio outperformed the Bloomberg Municipal Bond Index (the “benchmark”), before sales charges. Security selection and industry allocation contributed to performance, relative to the benchmark. Security selection within electric utility and not-for-profit health care contributed, while industry Industrial Development Revenue (“IDR”) and Master Settlement Agreement Tobacco Securitization detracted. Overweights to multi-family housing and senior living contributed, while an underweight to single family housing detracted.

The Portfolio used derivatives in the form of interest rate swaps for hedging purposes, which added to overall performance. Credit default swaps were used for hedging and investment purposes, while municipal market data rate locks were used for investment purposes. Both forms of derivatives added to performance throughout the 12-month period.

Performance Highlights

Top contributors to performance:

  Security selection and overweights to multi-family housing and senior living contributed.

Top detractors from performance:

  An underweight to single family housing and security selection within industry IDR and MSA Tobacco Securitization detracted.

Class Z: ABTZX

1

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio and a broad-based securities market index over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class Z	Bloomberg Municipal Bond Index
09/18	$10,000	$10,000
05/19	$10,625	$10,647
05/20	$10,382	$11,071
05/21	$12,115	$11,595
05/22	$11,204	$10,807
05/23	$10,823	$10,860
05/24	$11,192	$11,151
05/25	$11,610	$11,377

Average Annual Total Returns

AATR	1 Year	5 Years	Since Inception 9/28/18
Class Z	3.37%	2.26%	2.26%
Bloomberg Municipal Bond Index	2.03%	0.55%	1.95%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/AB/ABTZX-A for the most recent performance information.

Key Portfolio Statistics

Net Assets	$2,740,695,399
# of Portfolio Holdings	813
Portfolio Turnover Rate	24%
Total Advisory Fees Paid (Net)	$14,393,929

Class Z: ABTZX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	1.1%
AA	12.2%
A	11.2%
BBB	11.8%
BB	10.4%
B	1.5%
CCC	0.7%
D	0.3%
Not Rated	50.8%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/ABTZX-A, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class Z: ABTZX

3

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Class Z: ABTZX

4

MI-HI-Z-0153-0525

Advisor Class: ALTVX

May 31, 2025

AB National Portfolio

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Portfolio Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB National Portfolio (the “Portfolio”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/ALTVX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$51	0.50%

How did the Portfolio perform last year? What affected the Portfolio’s performance?

For the 12-month period, all classes of the Portfolio, except the Advisor Class, underperformed the Bloomberg Municipal Bond Index (the “benchmark”). Security selection within industry Industrial Development Revenue (“IDR”) and MSA Tobacco Securitization detracted, relative to the benchmark, while multi-family housing and special tax contributed to overall performance. An underweight to single-family housing detracted, while an overweight to multi-family housing contributed.

The Portfolio used derivatives in the form of interest rate swaps for hedging purposes and municipal market data rate locks for investment purposes, which added to overall performance.

Performance Highlights

Top contributors to performance:

  Security selection within multi-family housing and special tax and an overweight to prepay energy contributed.

Top detractors from performance:

  An underweight to single family housing and security selection within industry IDR detracted from overall performance.

Advisor Class: ALTVX

1

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio and a broad-based securities market index over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Advisor Class	Bloomberg Municipal Bond Index
05/15	$10,000	$10,000
05/16	$10,661	$10,587
05/17	$10,793	$10,742
05/18	$10,980	$10,861
05/19	$11,554	$11,557
05/20	$11,705	$12,017
05/21	$12,673	$12,586
05/22	$11,885	$11,731
05/23	$11,831	$11,788
05/24	$12,213	$12,103
05/25	$12,505	$12,349

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Advisor Class	2.09%	1.33%	2.26%
Bloomberg Municipal Bond Index	2.03%	0.55%	2.13%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/AB/ALTVX-A for the most recent performance information.

Key Portfolio Statistics

Net Assets	$1,852,071,358
# of Portfolio Holdings	759
Portfolio Turnover Rate	33%
Total Advisory Fees Paid (Net)	$8,258,279

Advisor Class: ALTVX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	7.5%
AA	32.2%
A	27.4%
BBB	14.3%
BB	4.6%
B	0.5%
A-1+	1.1%
Pre-refunded	2.2%
Not Rated	10.2%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/ALTVX-A, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Advisor Class: ALTVX

3

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Portfolio Information

Advisor Class: ALTVX

4

MI-NAT-ADV-0153-0525

Class A: ALTHX

May 31, 2025

AB National Portfolio

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Portfolio Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB National Portfolio (the “Portfolio”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/ALTHX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.75%

How did the Portfolio perform last year? What affected the Portfolio’s performance?

For the 12-month period, all classes of the Portfolio, except the Advisor Class, underperformed the Bloomberg Municipal Bond Index (the “benchmark”). Security selection within industry Industrial Development Revenue (“IDR”) and MSA Tobacco Securitization detracted, relative to the benchmark, while multi-family housing and special tax contributed to overall performance. An underweight to single-family housing detracted, while an overweight to multi-family housing contributed.

The Portfolio used derivatives in the form of interest rate swaps for hedging purposes and municipal market data rate locks for investment purposes, which added to overall performance.

Performance Highlights

Top contributors to performance:

  Security selection within multi-family housing and special tax and an overweight to prepay energy contributed.

Top detractors from performance:

  An underweight to single family housing and security selection within industry IDR detracted from overall performance.

Class A: ALTHX

1

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio and a broad-based securities market index over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class A (with sales charges)	Bloomberg Municipal Bond Index
05/15	$9,696	$10,000
05/16	$10,321	$10,587
05/17	$10,423	$10,742
05/18	$10,577	$10,861
05/19	$11,105	$11,557
05/20	$11,219	$12,017
05/21	$12,117	$12,586
05/22	$11,335	$11,731
05/23	$11,256	$11,788
05/24	$11,592	$12,103
05/25	$11,824	$12,349

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	1.73%	1.06%	2.00%
Class A (with sales charges)	-1.37%	0.43%	1.69%
Bloomberg Municipal Bond Index	2.03%	0.55%	2.13%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/AB/ALTHX-A for the most recent performance information.

Key Portfolio Statistics

Net Assets	$1,852,071,358
# of Portfolio Holdings	759
Portfolio Turnover Rate	33%
Total Advisory Fees Paid (Net)	$8,258,279

Class A: ALTHX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	7.5%
AA	32.2%
A	27.4%
BBB	14.3%
BB	4.6%
B	0.5%
A-1+	1.1%
Pre-refunded	2.2%
Not Rated	10.2%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/ALTHX-A, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class A: ALTHX

3

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Portfolio Information

Class A: ALTHX

4

MI-NAT-A-0153-0525

Class C: ALNCX

May 31, 2025

AB National Portfolio

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Portfolio Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB National Portfolio (the “Portfolio”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/ALNCX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$151	1.50%

How did the Portfolio perform last year? What affected the Portfolio’s performance?

For the 12-month period, all classes of the Portfolio, except the Advisor Class, underperformed the Bloomberg Municipal Bond Index (the “benchmark”). Security selection within industry Industrial Development Revenue (“IDR”) and MSA Tobacco Securitization detracted, relative to the benchmark, while multi-family housing and special tax contributed to overall performance. An underweight to single-family housing detracted, while an overweight to multi-family housing contributed.

The Portfolio used derivatives in the form of interest rate swaps for hedging purposes and municipal market data rate locks for investment purposes, which added to overall performance.

Performance Highlights

Top contributors to performance:

  Security selection within multi-family housing and special tax and an overweight to prepay energy contributed.

Top detractors from performance:

  An underweight to single family housing and security selection within industry IDR detracted from overall performance.

Class C: ALNCX

1

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio and a broad-based securities market index over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class C (with sales charges)	Bloomberg Municipal Bond Index
05/15	$10,000	$10,000
05/16	$10,566	$10,587
05/17	$10,591	$10,742
05/18	$10,667	$10,861
05/19	$11,124	$11,557
05/20	$11,148	$12,017
05/21	$11,951	$12,586
05/22	$11,095	$11,731
05/23	$10,935	$11,788
05/24	$11,184	$12,103
05/25	$11,317	$12,349

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	0.97%	0.30%	1.24%
Class C (with sales charges)	-0.01%	0.30%	1.24%
Bloomberg Municipal Bond Index	2.03%	0.55%	2.13%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/AB/ALNCX-A for the most recent performance information.

Key Portfolio Statistics

Net Assets	$1,852,071,358
# of Portfolio Holdings	759
Portfolio Turnover Rate	33%
Total Advisory Fees Paid (Net)	$8,258,279

Class C: ALNCX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	7.5%
AA	32.2%
A	27.4%
BBB	14.3%
BB	4.6%
B	0.5%
A-1+	1.1%
Pre-refunded	2.2%
Not Rated	10.2%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/ALNCX-A, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class C: ALNCX

3

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Portfolio Information

Class C: ALNCX

4

MI-NAT-C-0153-0525

Advisor Class: ALNVX

May 31, 2025

AB New York Portfolio

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Portfolio Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB New York Portfolio (the “Portfolio”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/ALNVX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$51	0.51%

How did the Portfolio perform last year? What affected the Portfolio’s performance?

For the 12-month period, the Portfolio underperformed the Bloomberg Municipal Bond Index (the “benchmark”). Industry allocation and security selection detracted, relative to the benchmark. An underweight to single family housing and an overweight to airline Industrial Development Revenue (“IDR”) detracted, while overweights to industry IDR and senior living contributed to performance. Security selection within public primary/secondary education, industry IDR and toll roads/transit detracted, while not-for-profit health care, private higher education and special tax contributed.

The Portfolio used derivatives in the form of interest rate swaps for hedging purposes, which added to performance during the 12-month period.

Performance Highlights

Top contributors to performance:

  Security selection within not-for-profit health care, private higher education and special tax contributed.

Top detractors from performance:

  Allocation to single family housing, airline IDR and prepay energy detracted from overall performance.

Advisor Class: ALNVX

1

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio and a broad-based securities market index over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Advisor Class	Bloomberg Municipal Bond Index
05/15	$10,000	$10,000
05/16	$10,615	$10,587
05/17	$10,748	$10,742
05/18	$10,877	$10,861
05/19	$11,461	$11,557
05/20	$11,413	$12,017
05/21	$12,486	$12,586
05/22	$11,729	$11,731
05/23	$11,657	$11,788
05/24	$12,008	$12,103
05/25	$12,276	$12,349

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Advisor Class	1.96%	1.47%	2.07%
Bloomberg Municipal Bond Index	2.03%	0.55%	2.13%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/AB/ALNVX-A for the most recent performance information.

Key Portfolio Statistics

Net Assets	$501,723,545
# of Portfolio Holdings	210
Portfolio Turnover Rate	33%
Total Advisory Fees Paid (Net)	$1,923,610

Advisor Class: ALNVX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	7.2%
AA	36.3%
A	14.5%
BBB	29.2%
BB	4.3%
B	2.2%
CCC	0.6%
D	0.5%
Not Rated	5.2%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/ALNVX-A, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Advisor Class: ALNVX

3

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MI-NY-ADV-0153-0525

Class A: ALNYX

May 31, 2025

AB New York Portfolio

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Portfolio Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB New York Portfolio (the “Portfolio”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/ALNYX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$77	0.76%

How did the Portfolio perform last year? What affected the Portfolio’s performance?

For the 12-month period, the Portfolio underperformed the Bloomberg Municipal Bond Index (the “benchmark”). Industry allocation and security selection detracted, relative to the benchmark. An underweight to single family housing and an overweight to airline Industrial Development Revenue (“IDR”) detracted, while overweights to industry IDR and senior living contributed to performance. Security selection within public primary/secondary education, industry IDR and toll roads/transit detracted, while not-for-profit health care, private higher education and special tax contributed.

The Portfolio used derivatives in the form of interest rate swaps for hedging purposes, which added to performance during the 12-month period.

Performance Highlights

Top contributors to performance:

  Security selection within not-for-profit health care, private higher education and special tax contributed.

Top detractors from performance:

  Allocation to single family housing, airline IDR and prepay energy detracted from overall performance.

Class A: ALNYX

1

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio and a broad-based securities market index over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class A (with sales charges)	Bloomberg Municipal Bond Index
05/15	$9,697	$10,000
05/16	$10,279	$10,587
05/17	$10,382	$10,742
05/18	$10,480	$10,861
05/19	$11,017	$11,557
05/20	$10,941	$12,017
05/21	$11,940	$12,586
05/22	$11,189	$11,731
05/23	$11,093	$11,788
05/24	$11,400	$12,103
05/25	$11,622	$12,349

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	1.70%	1.21%	1.83%
Class A (with sales charges)	-1.32%	0.60%	1.51%
Bloomberg Municipal Bond Index	2.03%	0.55%	2.13%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/AB/ALNYX-A for the most recent performance information.

Key Portfolio Statistics

Net Assets	$501,723,545
# of Portfolio Holdings	210
Portfolio Turnover Rate	33%
Total Advisory Fees Paid (Net)	$1,923,610

Class A: ALNYX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	7.2%
AA	36.3%
A	14.5%
BBB	29.2%
BB	4.3%
B	2.2%
CCC	0.6%
D	0.5%
Not Rated	5.2%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/ALNYX-A, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class A: ALNYX

3

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Class A: ALNYX

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MI-NY-A-0153-0525

Class C: ANYCX

May 31, 2025

AB New York Portfolio

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Portfolio Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB New York Portfolio (the “Portfolio”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/ANYCX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$152	1.51%

How did the Portfolio perform last year? What affected the Portfolio’s performance?

For the 12-month period, the Portfolio underperformed the Bloomberg Municipal Bond Index (the “benchmark”). Industry allocation and security selection detracted, relative to the benchmark. An underweight to single family housing and an overweight to airline Industrial Development Revenue (“IDR”) detracted, while overweights to industry IDR and senior living contributed to performance. Security selection within public primary/secondary education, industry IDR and toll roads/transit detracted, while not-for-profit health care, private higher education and special tax contributed.

The Portfolio used derivatives in the form of interest rate swaps for hedging purposes, which added to performance during the 12-month period.

Performance Highlights

Top contributors to performance:

  Security selection within not-for-profit health care, private higher education and special tax contributed.

Top detractors from performance:

  Allocation to single family housing, airline IDR and prepay energy detracted from overall performance.

Class C: ANYCX

1

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio and a broad-based securities market index over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class C (with sales charges)	Bloomberg Municipal Bond Index
05/15	$10,000	$10,000
05/16	$10,521	$10,587
05/17	$10,547	$10,742
05/18	$10,557	$10,861
05/19	$11,023	$11,557
05/20	$10,858	$12,017
05/21	$11,762	$12,586
05/22	$10,949	$11,731
05/23	$10,774	$11,788
05/24	$10,984	$12,103
05/25	$11,120	$12,349

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	1.05%	0.48%	1.07%
Class C (with sales charges)	0.06%	0.48%	1.07%
Bloomberg Municipal Bond Index	2.03%	0.55%	2.13%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/AB/ANYCX-A for the most recent performance information.

Key Portfolio Statistics

Net Assets	$501,723,545
# of Portfolio Holdings	210
Portfolio Turnover Rate	33%
Total Advisory Fees Paid (Net)	$1,923,610

Class C: ANYCX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	7.2%
AA	36.3%
A	14.5%
BBB	29.2%
BB	4.3%
B	2.2%
CCC	0.6%
D	0.5%
Not Rated	5.2%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/ANYCX-A, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class C: ANYCX

3

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Class C: ANYCX

4

MI-NY-C-0153-0525

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant’s code of ethics is filed herewith as Exhibit 19(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that independent directors Garry L. Moody, Jorge A. Bermudez, Jeffrey R. Holland, R. Jay Gerken and Ms. Carol C. McMullen qualify as audit committee financial experts.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (c) The following table sets forth the aggregate fees billed* by the independent registered public accounting firm Ernst & Young LLP, for the Fund’s last two fiscal years, for professional services rendered for: (i) the audit of the Fund’s annual financial statements included in the Fund’s annual report to stockholders; (ii) assurance and related services that are reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (i), which include advice and education related to accounting and auditing issues, quarterly press release review (for those Funds that issue quarterly press releases), and preferred stock maintenance testing (for those Funds that issue preferred stock); and (iii) tax compliance, tax advice and tax return preparation.

		Audit Fees	Audit-Related Fees	Tax Fees
AB California Portfolio	2024	$39,152	$—	$18,428
	2025	$39,152	$—	$18,954
AB High Income Municipal Portfolio	2024	$48,760	$—	$18,928
	2025	$70,000	$—	$19,454
AB National Portfolio	2024	$40,597	$—	$18,428
	2025	$40,597	$—	$18,954
AB New York Portfolio	2024	$40,597	$—	$18,428
	2025	$40,597	$—	$18,954

(d) Not applicable.

(e) (1) Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund’s Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Fund by the Fund’s independent registered public accounting firm. The Fund’s Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of the Fund.

(e) (2) No percentage of services addressed by (b) and (c) of this Item 4 were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. No amounts are reported for Item 4 (d).

(f) Not applicable.

(g) The following table sets forth the aggregate non-audit services provided to the Fund, the Fund’s Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Fund: (“Service Affiliates”):

		All Fees for Non-Audit Services Provided to the Portfolio, the Adviser and Service Affiliates	Total Amount of Foregoing Column Pre- approved by the Audit Committee (Portion Comprised of Audit Related Fees) (Portion Comprised of Tax Fees)
AB California Portfolio	2024	$2,070,514	$18,428
			$—
			$(18,428)
	2025	$1,478,093	$18,954
			$—
			$(18,954)
AB High Income	2024	$2,071,014	$18,928
			$—
			$(18,928)
	2025	$1,478,593	$19,454
			$—
			$(19,454)
AB National Portfolio	2024	$2,070,514	$18,428
			$—
			$(18,428)
	2025	$1,478,093	$18,954
			$—
			$(18,954)
AB New York Portfolio	2024	$2,070,514	$18,428
			$—
			$(18,428)
	2025	$1,478,093	$18,954
			$—
			$(18,954)

(h) The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund’s independent registered public accounting firm to the Adviser and Service Affiliates is compatible with maintaining the auditor’s independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately designated standing audit committee established in accordance with Section (3)(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee members are as follows:

Jorge A. Bermudez	Garry L. Moody
Carol C. McMullen	Jeanette Loeb
R. Jay Gerken	Jeffrey R. Holland
Emilie D. Wrapp

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Financial Statements included under Item 7 of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

May 31, 2025

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB MUNICIPAL INCOME FUND

+	AB CALIFORNIA PORTFOLIO
+	AB HIGH INCOME MUNICIPAL PORTFOLIO
+	AB NATIONAL PORTFOLIO
+	AB NEW YORK PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

AB CALIFORNIA PORTFOLIO

May 31, 2025

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.8%
Long-Term Municipal Bonds – 96.4%
California – 93.0%
Alameda Corridor Transportation Authority (Alameda Corridor Transportation Authority) Series 2022-A 0.00%, 10/01/2047(a)	$17,955	$10,164,866
AGM Series 2024 Zero Coupon, 10/01/2053	2,000	472,238
Bakersfield City School District (Bakersfield City School District) BAM Series 2012-C 0.00%, 05/01/2047(a)	6,380	4,668,242
Bay Area Toll Authority (Bay Area Toll Authority) Series 2021 2.27% (MUNIPSA + 0.30%), 04/01/2056(b)	2,000	1,956,037
2.38% (MUNIPSA + 0.41%), 04/01/2056(b)	14,800	14,305,437
Burbank-Glendale-Pasadena Airport Authority Brick Campaign (Burbank-Glendale-Pasadena Airport Authority Brick Campaign) Series 2024-B 5.25%, 07/01/2044	3,000	3,086,813
5.25%, 07/01/2049	9,000	9,132,021
5.25%, 07/01/2054	14,500	14,663,290
AGM Series 2024-B 4.50%, 07/01/2054	2,000	1,823,839
California Community Choice Financing Authority (American General Life Insurance) Series 2023-D 5.50%, 05/01/2054	5,000	5,245,843
Series 2024 5.00%, 08/01/2055	8,600	8,955,807
California Community Choice Financing Authority (Athene Annuity & Life Co.) Series 2024 5.00%, 01/01/2055	12,000	12,336,546
5.00%, 11/01/2055	10,000	10,281,600
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	10,375	10,739,371

ABFunds.com	AB Municipal Income Fund 1

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Community Choice Financing Authority (Goldman Sachs Group) Series 2021 4.00%, 10/01/2052	$5,745	$5,739,658
Series 2023 5.00%, 12/01/2053	8,650	8,951,568
California Community Choice Financing Authority (Morgan Stanley) Series 2021-B 4.00%, 02/01/2052	4,000	3,952,604
Series 2022-A 4.00%, 05/01/2053	3,675	3,679,045
Series 2023 4.518% (SOFR + 1.63%), 07/01/2053(b)	5,000	4,987,309
4.558% (SOFR + 1.67%), 02/01/2054(b)	5,000	5,032,950
5.00%, 02/01/2054	12,500	13,068,806
Series 2024-E 5.00%, 02/01/2055	4,700	4,934,277
California Community Choice Financing Authority (New York Life Insurance) Series 2024 5.00%, 01/01/2056	12,265	13,046,220
California Community Choice Financing Authority (Pacific Mutual Holding) Series 2024-F 5.00%, 02/01/2055	5,020	5,311,351
California Community Choice Financing Authority (Royal Bank of Canada) Series 2024 5.00%, 02/01/2055	10,000	10,588,176
California Community College Financing Authority (NCCD-Orange Coast Properties) Series 2018 5.25%, 05/01/2043	3,600	3,668,534
5.25%, 05/01/2048	2,750	2,792,785
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2056(c)	1,000	805,861
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(c)	2,000	1,609,146

2 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(c)	$1,000	$647,068
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 3.00%, 02/01/2057(c)	2,000	1,305,402
California County Tobacco Securitization Agency (Los Angeles County Securitization) Series 2020-A 4.00%, 06/01/2049	7,155	6,071,924
California Earthquake Authority (California Earthquake Authority) Series 2022-A 5.603%, 07/01/2027	2,170	2,189,726
California Educational Facilities Authority (Art Center College of Design) Series 2018-A 5.00%, 12/01/2037	1,265	1,282,551
5.00%, 12/01/2044	6,885	6,793,645
California Educational Facilities Authority (Loma Linda University) Series 2017-A 5.00%, 04/01/2047	4,000	3,884,091
California Educational Facilities Authority (St. Mary’s College of California) Series 2023 5.25%, 10/01/2044	2,100	2,129,795
California Educational Facilities Authority (University of Redlands) Series 2022-A 5.00%, 10/01/2044	2,500	2,451,778
California Educational Facilities Authority (University of the Pacific) Series 2015 5.00%, 11/01/2031	2,000	2,006,765
Series 2023 4.25%, 11/01/2048	3,230	2,971,215
California Enterprise Development Authority (Heights Christian Schools) Series 2023 6.25%, 06/01/2053(c)	1,920	1,803,418
California Enterprise Development Authority (Real Journey Academies Obligated Group) Series 2024-A 5.00%, 06/01/2064(c)	5,000	4,466,070

ABFunds.com	AB Municipal Income Fund 3

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Enterprise Development Authority (Rocketship Education Obligated Group) Series 2022 4.00%, 06/01/2042(c)	$1,000	$814,239
California Enterprise Development Authority (Rocklin Academy/The) Series 2021 4.00%, 06/01/2051(c)	1,875	1,487,040
4.00%, 06/01/2061(c)	840	638,752
California Health Facilities Financing Authority (Adventist Health System/West Obligated Group) Series 2024 5.00%, 12/01/2034	2,245	2,378,103
5.00%, 12/01/2036	4,250	4,434,025
5.00%, 12/01/2039	1,500	1,525,708
California Health Facilities Financing Authority (Children’s Hospital Los Angeles) Series 2017-A 5.00%, 08/15/2035	1,365	1,373,124
5.00%, 08/15/2036	3,000	3,010,955
5.00%, 08/15/2042	2,000	1,948,561
California Health Facilities Financing Authority (Stanford Health Care Obligated Group) Series 2021 3.00%, 08/15/2054	3,000	2,991,003
California Housing Finance Agency (CAHFA 2019-2) Series 2019-2, Class A 4.00%, 03/20/2033	7,127	7,078,353
California Housing Finance Agency (CAHFA 2021-1) Series 2021-1, Class A 3.50%, 11/20/2035	6,877	6,384,498
California Housing Finance Agency (CAHFA 2021-2) Series 2021-2, Class A 3.75%, 03/25/2035	6,172	6,092,162
Series 2021-2, Class X 0.825%, 03/25/2035(d)	2,849	116,860
California Housing Finance Agency (CAHFA 2021-3) Series 2021-3, Class A 3.25%, 08/20/2036	1,889	1,736,802
California Housing Finance Agency (CAHFA 2023-1) Series 2023-1, Class A 4.375%, 09/20/2036	1,966	1,947,415

4 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Infrastructure & Economic Development Bank (California Academy of Sciences) Series 2024 3.25%, 08/01/2029	$4,750	$4,745,776
California Infrastructure & Economic Development Bank (Equitable School Revolving Fund Obligated Group) Series 2024 5.00%, 11/01/2049	3,250	3,208,196
5.00%, 11/01/2054	4,500	4,378,674
California Infrastructure & Economic Development Bank (Goodwill Industries of Sacramento Valley & Northern Nevada) Series 2016 5.00%, 01/01/2036(c)	1,500	1,257,073
California Infrastructure & Economic Development Bank (Museum Associates) Series 2021 2.67% (MUNIPSA + 0.70%), 12/01/2050(b)	4,600	4,585,763
California Infrastructure & Economic Development Bank (PIH Health Obligated Group) Series 2024-A 5.00%, 12/01/2054(c)	20,000	19,536,834
California Infrastructure & Economic Development Bank (Roseville Sustainable Energy Partner) Series 2024 5.25%, 07/01/2049	10,000	10,003,744
California Municipal Finance Authority (American Heritage/Escondido/Heritage K-8 Charter School Obligated Group) Series 2016-A 5.00%, 06/01/2036	1,900	1,907,990
5.00%, 06/01/2046	1,000	961,400
California Municipal Finance Authority (Azusa Pacific University) Series 2015-B 5.00%, 04/01/2035	3,160	3,065,518
5.00%, 04/01/2041	3,000	2,736,991
California Municipal Finance Authority (Biola University, Inc.) Series 2017 5.00%, 10/01/2032	565	578,131

ABFunds.com	AB Municipal Income Fund 5

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.00%, 10/01/2033	$625	$638,352
5.00%, 10/01/2034	570	581,076
5.00%, 10/01/2035	600	610,640
5.00%, 10/01/2036	1,150	1,167,541
5.00%, 10/01/2037	2,000	2,025,265
California Municipal Finance Authority (California Baptist University) Series 2025 5.125%, 11/01/2040(c)	1,350	1,353,758
California Municipal Finance Authority (California Institute of the Arts) Series 2021 4.00%, 10/01/2046	1,340	1,120,884
4.00%, 10/01/2051	1,200	953,488
California Municipal Finance Authority (California Municipal Finance Authority) Series 2025-2 3.536%, 02/20/2041	4,400	3,917,363
California Municipal Finance Authority (CHF-Riverside II LLC) Series 2019 5.00%, 05/15/2033	1,370	1,425,091
5.00%, 05/15/2041	3,470	3,488,932
5.00%, 05/15/2042	2,705	2,706,798
5.00%, 05/15/2049	5,325	5,105,899
5.00%, 05/15/2052	1,575	1,490,593
California Municipal Finance Authority (Community Health Centers of The Central Coast) Series 2021-A 5.00%, 12/01/2054(c)	1,000	914,331
California Municipal Finance Authority (Congregational Homes Obligated Group) Series 2022 4.00%, 11/15/2042	560	471,028
4.00%, 11/15/2052	3,605	2,701,755
4.00%, 11/15/2056	1,685	1,230,912
California Municipal Finance Authority (Generics Municipal Bond) Series 2025-A 5.375%, 01/01/2055(c)	2,000	1,859,657
5.50%, 01/01/2060(c)	3,000	2,814,301
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada) Series 2014 5.25%, 01/01/2045	1,295	993,777

6 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Municipal Finance Authority (Inland Regional Center) Series 2015 5.00%, 06/15/2032	$5,000	$5,002,887
California Municipal Finance Authority (LAX Integrated Express Solutions) Series 2018 4.00%, 12/31/2047	5,000	4,145,668
5.00%, 12/31/2036	5,685	5,717,857
5.00%, 12/31/2037	4,000	4,016,598
5.00%, 12/31/2047	8,005	7,642,751
AGM Series 2018 3.25%, 12/31/2032	1,000	933,770
California Municipal Finance Authority (PRS-California Obligated Group) Series 2024 5.00%, 04/01/2039	655	681,092
5.00%, 04/01/2040	535	552,384
5.00%, 04/01/2049	1,300	1,280,284
5.00%, 04/01/2054	2,170	2,102,481
California Municipal Finance Authority (Samuel Merritt University) Series 2022 5.25%, 06/01/2053	10,000	10,323,700
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011-A1 7.50%, 12/01/2032(e)(f)	2,745	54,900
California Pollution Control Financing Authority (Channelside Water Resources) Series 2012 5.00%, 11/21/2045(c)	1,250	1,181,527
Series 2023 5.00%, 07/01/2035(c)	2,000	2,092,409
5.00%, 07/01/2038(c)	1,000	1,023,079
California Pollution Control Financing Authority (San Diego County Water Authority Desalination Project Pipeline) Series 2019 5.00%, 07/01/2039(c)	8,740	8,809,962
5.00%, 11/21/2045(c)	9,000	8,889,592
California Public Finance Authority (California University of Science & Medicine Obligated Group) Series 2019 6.25%, 07/01/2054(c)	2,000	2,048,370

ABFunds.com	AB Municipal Income Fund 7

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Public Finance Authority (Hazelden Betty Ford Foundation) Series 2025 5.00%, 11/01/2049	$750	$749,487
5.00%, 11/01/2054	2,000	1,973,853
California Public Finance Authority (Henry Mayo Newhall Hospital Obligated Group) Series 2017 5.00%, 10/15/2037	1,000	1,005,073
California School Finance Authority (ACE Charter Schools Obligated Group) Series 2016 5.00%, 06/01/2042(c)	2,750	2,529,894
California School Finance Authority (Alliance for College Ready Public Schools Obligated Group) Series 2015-A 5.00%, 07/01/2045(c)	4,675	4,638,117
Series 2016 5.25%, 07/01/2052(c)	2,500	2,500,514
California School Finance Authority (Aspire Public Schools Obligated Group) Series 2020-A 5.00%, 08/01/2059(c)	2,000	1,809,484
California School Finance Authority (Bright Star Schools Obligated Group) Series 2017 5.00%, 06/01/2037(c)	1,200	1,168,925
5.00%, 06/01/2047(c)	1,565	1,418,284
California School Finance Authority (California School Finance Authority) Series 2017 5.00%, 06/01/2047(c)	700	627,946
5.00%, 06/01/2053(c)	1,775	1,541,978
California School Finance Authority (Classical Academy Obligated Group) Series 2021 4.00%, 10/01/2046(c)	1,250	1,028,875
Series 2022 5.00%, 10/01/2061(c)	2,000	1,837,353
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2046(g)	2,325	1,395,000
5.00%, 06/01/2051(g)	2,910	1,746,000
California School Finance Authority (Ednovate Obligated Group) Series 2018 5.00%, 06/01/2037(c)	430	414,795

8 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California School Finance Authority (Equitas Academy Obligated Group) Series 2018-A 5.00%, 06/01/2035(c)	$4,770	$4,674,960
California School Finance Authority (Fenton Charter Public Schools) Series 2020-A 5.00%, 07/01/2058(c)	625	565,848
California School Finance Authority (Green Dot Public Schools Obligated Group) Series 2015-A 5.00%, 08/01/2045(c)	1,000	962,714
Series 2022 5.00%, 08/01/2032(c)	710	732,955
5.75%, 08/01/2052(c)	1,650	1,692,089
California School Finance Authority (Hawking STEAM Charter Schools) Series 2022 5.00%, 07/01/2042(c)	1,860	1,811,877
5.25%, 07/01/2052(c)	2,755	2,636,019
5.375%, 07/01/2056(c)	1,990	1,923,230
5.50%, 07/01/2062(c)	1,775	1,732,730
California School Finance Authority (Kipp SoCal Public Schools Obligated Group) Series 2017-A 5.00%, 07/01/2037(c)	935	941,702
Series 2019-A 5.00%, 07/01/2049(c)	2,000	1,902,563
Series 2020-A 4.00%, 07/01/2055(c)	835	665,158
California School Finance Authority (Lighthouse Community Public Schools Obligated Group) Series 2022 6.50%, 06/01/2062(c)	2,300	2,362,981
California School Finance Authority (Partnerships to Uplift Communities Series 2023 Obligated Group) Series 2023 5.50%, 08/01/2043(c)	550	559,507
5.50%, 08/01/2047(c)	525	530,078
California School Finance Authority (Prerefunded – US Treasuries) Series 2017 5.00%, 06/01/2047(c)	800	830,178
5.00%, 06/01/2053(c)	2,025	2,101,389

ABFunds.com	AB Municipal Income Fund 9

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California School Finance Authority (Rex & Margaret Fortune School of Education) Series 2024 5.00%, 06/01/2054(c)	$2,350	$2,104,963
5.125%, 06/01/2059(c)	1,500	1,351,685
5.125%, 06/01/2064(c)	2,350	2,091,519
California School Finance Authority (Rocketship Education Obligated Group) Series 2016-A 5.00%, 06/01/2036(c)	1,000	996,793
5.00%, 06/01/2046(c)	2,500	2,287,170
Series 2017 5.125%, 06/01/2047(c)	700	648,502
Series 2017-G 5.00%, 06/01/2037(c)	360	353,811
5.00%, 06/01/2053(c)	2,075	1,841,094
California School Finance Authority (View Park Elementary & Middle Schools) Series 2014 5.625%, 10/01/2034	575	574,960
6.00%, 10/01/2049	715	702,022
California State Public Works Board (California State Public Works Board Lease) Series 2025 5.00%, 04/01/2043	2,000	2,102,316
5.00%, 04/01/2044	3,000	3,139,618
5.00%, 04/01/2045	2,615	2,727,274
California State Public Works Board (State of California Lease) Series 2024 5.00%, 04/01/2044	1,500	1,563,989
5.00%, 04/01/2049	1,500	1,545,768
5.05%, 04/01/2032	2,000	2,024,235
5.06%, 04/01/2033	1,000	999,978
California State University (California State University) Series 2017-B 3.899%, 11/01/2047	4,900	3,864,340
Series 2020-D 1.49%, 11/01/2028	1,500	1,370,625
Series 2021-B 2.144%, 11/01/2033	6,000	4,879,802
California Statewide Communities Development Authority (California Baptist University) Series 2017-A 5.00%, 11/01/2032(c)	1,635	1,655,097

10 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Statewide Communities Development Authority (CHF-Irvine LLC) Series 2017-A 5.00%, 05/15/2034	$1,000	$1,014,491
5.00%, 05/15/2035	1,410	1,427,947
5.00%, 05/15/2036	1,500	1,516,031
California Statewide Communities Development Authority (Emanate Health Obligated Group) Series 2020-A 5.00%, 04/01/2035	1,000	1,046,765
California Statewide Communities Development Authority (Enloe Medical Center Obligated Group) AGM Series 2022-A 5.375%, 08/15/2057	2,000	2,023,891
California Statewide Communities Development Authority (John Muir Health Obligated Group) Series 2024-A 5.25%, 12/01/2054	18,310	18,745,091
California Statewide Communities Development Authority (Lancer Educational Housing) Series 2016 5.00%, 06/01/2036(c)	1,000	1,001,476
Series 2019 5.00%, 06/01/2051(c)	3,165	2,880,467
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.00%, 12/01/2036(c)	5,000	5,000,270
5.25%, 12/01/2056(c)	1,700	1,647,141
California Statewide Communities Development Authority (NCCD-Hooper Street LLC) Series 2019 5.25%, 07/01/2039(c)	2,295	2,287,277
5.25%, 07/01/2049(c)	2,675	2,549,745
5.25%, 07/01/2052(c)	1,565	1,470,659
California Statewide Communities Development Authority (Southern California Edison) Series 2023 4.50%, 11/01/2033	8,050	8,176,974

ABFunds.com	AB Municipal Income Fund 11

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Capistrano Unified School District School Facilities Improvement District No. 1 (Capistrano Unified School District School Facilities Improvement District No. 1) AGM Series 2001-B Zero Coupon, 08/01/2025	$1,500	$1,492,437
Central Valley Energy Authority (Pacific Mutual Holding) Series 2025 5.00%, 12/01/2055	2,000	2,091,664
City of Atwater CA Wastewater Revenue (City of Atwater CA Wastewater Revenue) AGM Series 2017-A 5.00%, 05/01/2040	1,000	1,014,506
5.00%, 05/01/2043	1,000	1,009,374
City of Fairfield CA (City of Fairfield CA COP) AGC Series 2007 Zero Coupon, 04/01/2035	3,700	2,532,706
City of Fremont CA Community Facilities District No. 1 (City of Fremont CA Community Facilities District No. 1) Series 2015 5.00%, 09/01/2040	4,000	3,999,678
City of Irvine CA (City of Irvine CA Community Facilities District No. 2013-3 Improvement Area No. 8) Series 2018 5.00%, 09/01/2043	2,400	2,410,843
5.00%, 09/01/2048	4,250	4,225,211
City of Los Angeles CA Wastewater System Revenue (City of Los Angeles CA Wastewater System Revenue) Series 2025-C 5.00%, 06/01/2043	2,500	2,654,377
City of Los Angeles Department of Airports (City of Los Angeles Dept. of Airports) Series 2022 3.25%, 05/15/2049	2,000	1,423,886
5.00%, 05/15/2045	1,500	1,501,177
Series 2025 4.25%, 05/15/2041	3,320	3,152,475
5.00%, 05/15/2037	5,000	5,256,929
5.00%, 05/15/2055	17,850	17,565,633
5.25%, 05/15/2045	1,100	1,133,853
5.50%, 05/15/2055	3,900	4,065,554

12 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

City of Palo Alto CA (City of Palo Alto CA University Ave AD) Series 2012 5.00%, 09/02/2025	$1,685	$1,693,128
5.00%, 09/02/2028	530	532,648
5.00%, 09/02/2030	745	748,401
City of Riverside CA Sewer Revenue (City of Riverside CA Sewer Revenue) Series 2015-A 5.00%, 08/01/2033	10,090	10,114,274
City of Roseville CA (City of Roseville CA Fiddyment Ranch Community Facilities District No. 1) Series 2017 5.00%, 09/01/2033	1,315	1,343,620
5.00%, 09/01/2034	1,000	1,020,550
City of Roseville CA (HP Campus Oaks Community Facilities District No. 1) Series 2016 5.00%, 09/01/2036	640	645,354
City of San Jose CA Airport Revenue (Norman Y Mineta San Jose Intl Airport SJC) Series 2017-A 5.00%, 03/01/2033	1,100	1,112,647
5.00%, 03/01/2034	2,000	2,016,851
5.00%, 03/01/2035	3,500	3,523,523
5.00%, 03/01/2037	1,800	1,804,523
City of Upland CA (San Antonio Regional Hospital) Series 2017 5.00%, 01/01/2032	1,000	1,032,655
5.00%, 01/01/2047	3,895	3,869,014
CMFA Special Finance Agency (CMFA Special Finance Agency Enclave) Series 2022-A 4.00%, 08/01/2058(c)	2,000	1,452,755
CMFA Special Finance Agency (CMFA Special Finance Agency Latitude33) Series 2021-A 3.00%, 12/01/2056(c)	2,000	1,258,615
CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2056(c)	3,000	2,473,145

ABFunds.com	AB Municipal Income Fund 13

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

CMFA Special Finance Agency VII (CMFA Special Finance Agency VII The Breakwater Apartments) Series 2021 3.00%, 08/01/2056(c)	$1,000	$650,402
CMFA Special Finance Agency VIII Elan Huntington Beach (CMFA Special Finance Agency VIII Elan Huntington Beach) Series 2021 3.00%, 08/01/2056(c)	4,000	2,570,644
Compton Community Redevelopment Agency Successor Agency (Compton Community Redevelopment Agency Successor Agency) AGM Series 2022-A 5.25%, 08/01/2032	3,500	3,884,607
Contra Costa Community College District (Contra Costa Community College District) Series 2014-A 4.00%, 08/01/2029	2,100	2,100,643
County of Los Angeles CA Community Facilities District No. 2021-01 (County of Los Angeles CA Community Facilities District No. 2021-01 Area No. 1) Series 2022 5.00%, 09/01/2047	2,750	2,761,803
5.00%, 09/01/2052	2,500	2,488,795
County of Sacramento CA (North Vineyard District 2005-2) Series 2016 5.00%, 09/01/2040	990	992,056
5.00%, 09/01/2045	1,250	1,245,827
County of Sacramento CA Airport System Revenue (County of Sacramento CA Airport System Revenue) Series 2016-B 5.00%, 07/01/2036	1,755	1,768,949
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.25%, 04/01/2057(c)	5,000	3,463,689
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 4.00%, 05/01/2057(c)	1,000	677,646

14 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2046(c)	$4,000	$3,042,551
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 4.00%, 10/01/2056(c)	5,000	3,692,145
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.25%, 07/01/2056(c)	1,000	623,984
4.00%, 07/01/2058(c)	1,000	558,494
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 4.00%, 09/01/2056(c)	2,500	1,788,216
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(c)	1,000	648,974
4.00%, 12/01/2056(c)	1,000	717,858
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority The Crescent) Series 2022 4.30%, 07/01/2059(c)	1,000	777,528
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 4.00%, 05/01/2057(c)	2,000	1,351,273
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A2 4.00%, 07/01/2056(c)	2,400	1,813,020
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 3.25%, 10/01/2058(c)	1,000	648,487
4.00%, 10/01/2048(c)	3,000	2,113,418

ABFunds.com	AB Municipal Income Fund 15

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(c)	$1,500	$978,395
Foothill-De Anza Community College District (Foothill-De Anza Community College District) AMBAC Series 2007-A Zero Coupon, 08/01/2034	1,995	1,459,254
Foothill-Eastern Transportation Corridor Agency (Foothill-Eastern Transportation Corridor Agency) Series 2021-A 4.00%, 01/15/2046	5,810	5,459,337
Series 2021-C 4.00%, 01/15/2043	1,500	1,420,996
Fremont Union High School District (Fremont Union High School District) Series 2024 5.00%, 08/01/2032	1,000	1,141,105
5.00%, 08/01/2034	1,850	2,144,470
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization Lease) Series 2021 2.746%, 06/01/2034	3,175	2,670,835
3.115%, 06/01/2038	5,000	3,914,066
3.293%, 06/01/2042	2,000	1,443,485
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization) Series 2021 3.85%, 06/01/2050	5,550	5,000,191
Series 2021-B Zero Coupon, 06/01/2066	37,370	4,008,788
Series 2022 5.00%, 06/01/2051	10,000	9,771,251
Irvine Facilities Financing Authority (City of Irvine CA Community Facilities District No. 2013-3) BAM Series 2023 Zero Coupon, 09/01/2049	1,300	391,957
Zero Coupon, 09/01/2050	1,250	356,058
Irvine Unified School District (Irvine Unified School District) Series 2017-B 5.00%, 09/01/2047	995	996,859

16 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Lake Elsinore Public Financing Authority (Lake Elsinore Public Financing Authority) Series 2015 5.00%, 09/01/2031	$2,690	$2,694,787
5.00%, 09/01/2035	1,835	1,836,637
Long Beach Bond Finance Authority (Bank of America Corp.) Series 2007-A 5.00%, 11/15/2035	3,630	3,842,880
5.50%, 11/15/2037	5,300	5,815,394
Los Angeles Department of Water & Power (Los Angeles Dept. of Water & Power Power System Revenue) Series 2023-D 5.00%, 07/01/2041	7,830	8,059,537
Series 2024-B 5.00%, 07/01/2038	1,640	1,719,018
Series 2024-E 5.00%, 07/01/2039	1,660	1,726,123
Series 2025-A 5.00%, 07/01/2050	5,000	4,985,700
BAM Series 2025-A 5.00%, 07/01/2053	2,000	2,022,635
Los Angeles Department of Water & Power Power System Revenue (Los Angeles Dept. of Water & Power Power System Revenue) Series 2022-B 5.00%, 07/01/2052	1,495	1,484,260
Los Angeles Department of Water & Power Water System Revenue (Los Angeles Dept. of Water & Power Water System Revenue) Series 2021-C 5.00%, 07/01/2041	1,250	1,272,285
Series 2022-C 5.00%, 07/01/2042	8,750	8,952,499
Series 2022-D 5.00%, 07/01/2047	2,000	2,011,003
Los Angeles Unified School District/CA (Los Angeles Unified School District/CA) Series 2024-A 5.00%, 07/01/2032	7,000	7,881,682
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-A 6.50%, 11/01/2039	2,000	2,358,063

ABFunds.com	AB Municipal Income Fund 17

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2009-B 6.50%, 11/01/2039	$10,000	$11,790,317
7.00%, 11/01/2034	2,000	2,353,908
Menifee Union School District (Menifee Union School District) Series 2018 5.00%, 09/01/2043	1,000	1,006,309
5.00%, 09/01/2048	1,215	1,219,516
Northern California Energy Authority (Pacific Mutual Holding) Series 2024 5.00%, 12/01/2054	10,000	10,446,221
Oxnard Financing Authority (City of Oxnard CA Wastewater Revenue) AGM Series 2014 5.00%, 06/01/2031	5,250	5,256,360
Palomar Health (Palomar Health Obligated Group) Series 2016-A 5.00%, 08/01/2031	1,285	1,276,359
Port of Los Angeles (Port of Los Angeles) Series 2024-2 5.00%, 08/01/2036	1,000	1,076,115
Series 2024-A 5.00%, 08/01/2031	1,000	1,081,124
5.00%, 08/01/2032	2,000	2,174,787
5.00%, 08/01/2034	2,060	2,250,859
Poway Unified School District Public Financing Authority (Poway Unified School District Public Financing Authority) Series 2015-A 5.00%, 09/01/2033	1,500	1,503,728
5.00%, 09/01/2034	995	997,334
Redding Joint Powers Financing Authority (Redding Joint Powers Financing Authority) Series 2015-A 5.00%, 06/01/2030	1,350	1,361,453
Rialto Redevelopment Agency (Rialto Redevelopment Agency) Series 2018 5.00%, 09/01/2032	500	526,348
5.00%, 09/01/2033	500	524,869
5.00%, 09/01/2037	2,235	2,316,139

18 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

River Islands Public Financing Authority (River Islands Public Financing Authority Cmnty Facs District No. 2003-1 Area 1) Series 2022 5.00%, 09/01/2052	$5,200	$4,911,738
Riverside County Transportation Commission (Riverside County Transportation Commission) Series 2021 4.00%, 06/01/2040	3,330	3,113,114
4.00%, 06/01/2041	1,765	1,630,595
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 3.619% (CME Term SOFR 3 Month + 0.55%), 06/01/2034(b)	1,385	1,331,359
3.639% (CME Term SOFR 3 Month + 0.57%), 06/01/2039(b)	5,375	4,858,462
San Diego County Regional Airport Authority (San Diego County Regional Airport Authority) Series 2020 5.00%, 07/01/2035	650	672,154
5.00%, 07/01/2036	500	514,739
5.00%, 07/01/2037	250	256,004
5.00%, 07/01/2038	250	254,323
5.00%, 07/01/2039	255	258,260
5.00%, 07/01/2040	250	252,129
Series 2021-B 4.00%, 07/01/2041	3,010	2,741,256
Series 2023 5.00%, 07/01/2043	1,185	1,197,908
5.00%, 07/01/2053	16,000	15,782,629
San Diego Unified School District/CA (San Diego Unified School District/CA) Series 2023 5.00%, 07/01/2048	10,000	10,415,818
Series 2025-S 5.00%, 07/01/2034	1,000	1,154,294
Series 2025-Z 5.00%, 07/01/2030	1,000	1,105,318
San Francisco City & County Public Utilities Commission Wastewater Revenue (San Francisco City & County Public Utilities Commission Wastewater Revenue) Series 2024 4.655%, 10/01/2027	2,000	2,016,867

ABFunds.com	AB Municipal Income Fund 19

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

San Francisco City & County Redevelopment Agency Successor Agency (Successor Agency to the Redev of San Francisco – Mission Bay South) Series 2016-B 5.00%, 08/01/2033	$1,000	$1,014,182
5.00%, 08/01/2035	1,000	1,011,550
Series 2016-C 5.00%, 08/01/2032	1,000	1,015,370
5.00%, 08/01/2035	1,000	1,011,550
San Francisco Intl Airport (San Francisco Intl Airport) Series 2017-A 5.00%, 05/01/2042	2,000	1,976,554
Series 2019-E 5.00%, 05/01/2050	2,000	1,963,388
Series 2022-C 3.283%, 05/01/2036	3,000	2,543,077
Series 2023-E 5.50%, 05/01/2041	5,350	5,665,060
Series 2024 5.00%, 05/01/2037	5,265	5,526,111
5.25%, 05/01/2042	10,185	10,563,211
5.25%, 05/01/2049	12,550	12,776,471
San Joaquin Valley Clean Energy Authority (Goldman Sachs Group) Series 2025 5.50%, 01/01/2056	3,405	3,688,656
Santa Barbara Secondary High School District (Santa Barbara Secondary High School District) Series 2011-A
Zero Coupon, 08/01/2036	15,395	9,442,696
Santa Clara Valley Water District Safe Clean Water Revenue (Santa Clara Valley Water District Safe Clean Water Revenue Lease) Series 2022-A 5.00%, 08/01/2049	1,210	1,271,047
Sierra Joint Community College District School Facilities District No. 2 (Sierra Joint Community College District School Facilities District No. 2) NATL Series 2007-B Zero Coupon, 06/01/2032	5,485	4,336,603
South San Francisco Unified School District (South San Francisco Unified School District) Series 2025 5.00%, 09/01/2026(h)	3,990	4,097,062

20 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.00%, 09/01/2027(h)	$2,160	$2,271,528
5.00%, 09/01/2033(h)	1,150	1,316,823
5.00%, 09/01/2034(h)	1,010	1,163,477
5.00%, 09/01/2035(h)	1,110	1,283,036
5.00%, 09/01/2036(h)	1,015	1,162,618
5.00%, 09/01/2037(h)	1,110	1,258,497
Southern California Public Power Authority (American General Life Insurance) Series 2024-A 5.00%, 04/01/2055	3,600	3,731,698
Southern California Public Power Authority (Goldman Sachs Group) Series 2007-A 5.00%, 11/01/2033	6,280	6,579,088
Southern California Public Power Authority (Los Angeles Dept. of Water & Power Power System Revenue) Series 2023 5.00%, 07/01/2036	2,160	2,299,486
5.00%, 07/01/2041	4,925	5,069,377
5.00%, 07/01/2048	4,275	4,294,256
5.25%, 07/01/2053	8,985	9,108,360
Series 2024 5.00%, 07/01/2053	2,540	2,517,038
State of California (State of California) Series 2004
5.30%, 04/01/2029	5	5,009
Series 2009 7.30%, 10/01/2039	1,205	1,371,220
7.55%, 04/01/2039	1,000	1,183,186
Series 2022 5.00%, 09/01/2042	7,000	7,421,309
Series 2023 5.25%, 10/01/2050	5,000	5,271,906
5.25%, 09/01/2053	20,000	21,078,380
6.00%, 03/01/2033	4,000	4,299,246
Series 2024 5.15%, 09/01/2034	2,000	2,019,225
Series 2025 5.00%, 03/01/2044	12,000	12,730,393
Stockton Redevelopment Agency Successor Agency (Stockton Redevelopment Agency Successor Agency) AGM Series 2016-A 5.00%, 09/01/2033	2,800	2,852,905
5.00%, 09/01/2034	1,000	1,016,916

ABFunds.com	AB Municipal Income Fund 21

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Successor Agency to the Redev of San Francisco – Mission Bay North (Successor Agency to the Redev of San Francisco – Mission Bay North) Series 2016-A 5.00%, 08/01/2032	$1,025	$1,040,754
5.00%, 08/01/2034	1,105	1,119,468
5.00%, 08/01/2035	595	601,872
5.00%, 08/01/2036	775	782,744
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization) Series 2021
Zero Coupon, 06/01/2060	10,000	1,533,535
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization) Series 2019 5.00%, 06/01/2037	1,000	1,021,698
5.00%, 06/01/2048	8,610	8,309,175
Transbay Joint Powers Authority (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment) Series 2020 5.00%, 10/01/2040	1,000	1,000,092
5.00%, 10/01/2045	2,000	1,937,666
5.00%, 10/01/2049	2,200	2,101,153
University of California (University of California) Series 2023-B 4.693%, 05/15/2033	5,600	5,552,044
5.00%, 05/15/2035	5,000	5,545,678
5.00%, 05/15/2036	5,000	5,487,561
Upland Unified School District (Upland Unified School District) Series 2011-C
Zero Coupon, 08/01/2035	1,020	702,715
Washington Township Health Care District (Washington Township Health Care District) Series 2017-B 5.00%, 07/01/2032	2,000	2,027,437
5.00%, 07/01/2033	1,500	1,517,778
Series 2023-B 5.25%, 08/01/2048	1,750	1,855,177
AGM Series 2023-B 4.25%, 08/01/2045	1,225	1,185,613

22 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Yucaipa Valley Water District Financing Authority (Yucaipa Valley Water District Water & Sewer Revenue) Series 2024-A 5.00%, 06/01/2026	$10,000	$10,154,628

		1,132,309,103

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035	430	432,810
Series 2018 7.125%, 09/01/2038(c)	1,385	1,466,785

		1,899,595

Georgia – 0.0%
Municipal Electric Authority of Georgia (Municipal Electric Authority of Georgia) Series 2019 5.00%, 01/01/2037	100	101,838

Guam – 1.7%
Antonio B Won Pat International Airport Authority (Antonio B Won Pat Intl Airport Authority) Series 2023 5.375%, 10/01/2040	250	257,691
5.375%, 10/01/2043	1,050	1,068,151
Series 2024-A 5.25%, 10/01/2035	535	562,929
5.25%, 10/01/2036	200	209,640
5.25%, 10/01/2038	1,050	1,089,609
5.25%, 10/01/2039	1,055	1,089,100
Guam Power Authority (Guam Power Authority) Series 2017-A 5.00%, 10/01/2036	2,940	2,976,041
5.00%, 10/01/2037	1,300	1,312,829
Series 2022-A 5.00%, 10/01/2044	4,365	4,399,617
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2029	3,805	3,868,302
5.00%, 12/01/2030	415	421,717
5.00%, 12/01/2032	455	461,375
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	3,000	2,649,875

ABFunds.com	AB Municipal Income Fund 23

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Territory of Guam (Territory of Guam) Series 2019 5.00%, 11/15/2031	$215	$218,330

		20,585,206

Indiana – 0.0%
City of Fort Wayne IN (Do Good Foods Fort Wayne Obligated Group) 10.75%, 12/01/2029(e)(f)	47	5

Puerto Rico – 1.3%
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2021-A Zero Coupon, 07/01/2033	1,238	837,304
Series 2022-C Zero Coupon, 11/01/2043	56	33,568
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2020-A 5.00%, 07/01/2030(c)	2,490	2,550,884
5.00%, 07/01/2035(c)	1,945	1,977,326
Series 2021-C 3. 75%, 07/01/2027(c)	1,000	933,974
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) AGM Series 2007-V 5.25%, 07/01/2031	1,000	992,448
NATL Series 2007-V 5.25%, 07/01/2032	1,000	986,844
5.25%, 07/01/2034	1,000	971,540
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2023-A 6.625%, 01/01/2027	172	170,290
6.625%, 01/01/2028	1,313	1,294,410
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2045	1,000	1,112,370
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico Sales Tax Financing Sales Tax Revenue) Series 2019-A 4.329%, 07/01/2040	980	914,051

24 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

4.55%, 07/01/2040	$90	$85,761
5.00%, 07/01/2058	2,900	2,720,048

		15,580,818

Tennessee – 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(c)	1,010	955,484

Washington – 0.0%
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2044(c)	130	118,514
5.00%, 01/01/2049(c)	100	87,871

		206,385

Wisconsin – 0.1%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041(g)	2,000	1,770,003

Total Long-Term Municipal Bonds (cost $1,232,264,313)		1,173,408,437

Short-Term Municipal Notes – 1.4%
California – 1.4%
Bay Area Toll Authority (Bay Area Toll Authority) Series 2024 2.55%, 04/01/2059(i)	3,150	3,150,000
County of Riverside CA (County of Riverside CA) Series 2024-A 3.00%, 10/17/2025	2,500	2,498,210
Nuveen California AMT-Free Quality Municipal Income Fund (Nuveen California AMT-Free Quality Municipal Income Fund) Series 2017 2.42%, 10/01/2047(c)(i)	5,000	5,000,000
Peralta Community College District (Peralta Community College District) Series 2025 5.00%, 08/01/2025	5,405	5,423,161

ABFunds.com	AB Municipal Income Fund 25

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2025-C 5.00%, 08/01/2025	$1,090	$1,093,662

Total Short-Term Municipal Notes (cost $17,170,184)		17,165,033

Total Municipal Obligations (cost $1,249,434,497)		1,190,573,470

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.4%
Agency CMBS – 0.4%
California Housing Finance Agency Series 2021-3, Class X 0.768%, 08/20/2036(d)	2,503	114,523
Federal Home Loan Mortgage Corp. Multifamily ML Certificates Series 2021-ML10, Class AUS 2.032%, 01/25/2038	3,548	2,779,943
Series 2022-ML13, Class ACA 2.875%, 07/25/2036	1,873	1,704,933
Series 2022-ML13, Class XCA 0.958%, 07/25/2036(d)	5,245	277,578

Total Commercial Mortgage-Backed Securities (cost $5,705,330)		4,876,977

	Shares
PREFERRED STOCKS – 0.0%
Industrials – 0.0%
Energy – 0.0%
AES Guayama Holdings 0.00%(e)(j)(k) (cost $518,457)	28,882	84,047

	Principal Amount (000)
ASSET-BACKED SECURITIES – 0.0%
Other ABS – Floating Rate – 0.0%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth 12.50% (PRIME 1 Month + 4.00%), 03/04/2026(b)(j)(k) (cost $42,377)	$43	41,514

26 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.2%
Investment Companies – 1.2%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.14%(l)(m)(n) (cost $13,919,952)	13,919,952	$13,919,952

Total Investments – 99.4% (cost $1,269,620,613)		1,209,495,960
Other assets less liabilities – 0.6%		7,375,846

Net Assets – 100.0%		$1,216,871,806

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at May 31, 2025	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 44, 5 Year Index, 06/20/2030*	(5.00)%	Quarterly	3.51%	USD	18,600	$(1,331,521)	$(823,999)	$(507,522)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	41,210	10/15/2028	CPI#	2.565%	Maturity	$(177,001)	$	– 0	–	$(177,001)
USD	36,500	10/15/2029	2.569%	CPI#	Maturity	80,776		– 0	–	80,776
USD	35,500	10/15/2029	2.485%	CPI#	Maturity	219,012		– 0	–	219,012
USD	28,184	10/15/2029	2.516%	CPI#	Maturity	132,670		– 0	–	132,670
USD	28,158	10/15/2029	2.451%	CPI#	Maturity	218,480		– 0	–	218,480
USD	28,158	10/15/2029	2.499%	CPI#	Maturity	155,130		– 0	–	155,130
USD	43,290	10/15/2030	CPI#	2.531%	Maturity	(103,275)		– 0	–	(103,275)

						$525,792	$	– 0	–	$525,792

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

ABFunds.com	AB Municipal Income Fund 27

PORTFOLIO OF INVESTMENTS (continued)

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	14,000	01/15/2027	1 Day SOFR	2.719%	Annual	$(322,551)	$	– 0	–	$(322,551)
USD	24,500	10/15/2030	1 Day SOFR	4.092%	Annual	497,361		– 0	–	497,361
USD	9,700	10/15/2030	1 Day SOFR	4.082%	Annual	194,437		– 0	–	194,437
USD	21,800	07/31/2031	1 Day SOFR	4.087%	Annual	369,039		(743)		369,782
USD	21,200	12/03/2031	1 Day SOFR	4.027%	Annual	366,924		2,483		364,441
USD	20,000	08/15/2034	3.545%	1 Day SOFR	Annual	639,902		– 0	–	639,902
USD	16,500	08/15/2034	3.231%	1 Day SOFR	Annual	946,228		– 0	–	946,228
USD	14,200	08/15/2034	3.304%	1 Day SOFR	Annual	747,594		– 0	–	747,594
USD	9,050	02/15/2035	3.923%	1 Day SOFR	Annual	(36,835)		– 0	–	(36,835)
USD	9,000	02/15/2035	3.800%	1 Day SOFR	Annual	53,851		260		53,591
USD	7,340	02/15/2035	3.780%	1 Day SOFR	Annual	55,334		– 0	–	55,334
USD	7,300	02/15/2035	3.603%	1 Day SOFR	Annual	159,589		(556)		160,145

						$3,670,873		$1,444		$3,669,429

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
Citibank NA	USD	12,620	10/09/2029	1.125%	1 Week SIFMA	*	Quarterly	$898,139	$	– 0	–	$898,139

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at May 31, 2025.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at May 31, 2025.

(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At May 31, 2025, the aggregate market value of these securities amounted to $186,059,778 or 15.3% of net assets.

(d)	IO – Interest Only.

(e)	Non-income producing security.

(f)	Defaulted.

(g)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.40% of net assets as of May 31, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2046	04/22/2016	$2,331,722	$1,395,000	0.11%

28 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2051	04/22/2016 - 10/25/2017	$2,917,233	$1,746,000	0.14%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041	08/03/2021	2,000,000	1,770,003	0.15%

(h)	When-Issued or delayed delivery security.

(i)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(j)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(k)	Fair valued by the Adviser.

(l)	The rate shown represents the 7-day yield as of period end.

(m)	Affiliated investments.

(n)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

As of May 31, 2025, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.0% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AD – Assessment District

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

AMBAC – Ambac Assurance Corporation

AMT – Alternative Minimum Tax (subject to)

BAM – Build American Mutual

CHF – Collegiate Housing Foundation

CMBS – Commercial Mortgage-Backed Securities

COP – Certificate of Participation

DOT – Department of Transportation

MUNIPSA – SIFMA Municipal Swap Index

NATL – National Interstate Corporation

PRIME – US Bank Prime Loan Rate

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

ABFunds.com	AB Municipal Income Fund 29

PORTFOLIO OF INVESTMENTS

AB HIGH INCOME MUNICIPAL PORTFOLIO

May 31, 2025

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 108.0%
Long-Term Municipal Bonds – 108.0%
Alabama – 5.4%
Black Belt Energy Gas District (BP PLC) Series 2025-2 5.00%, 03/01/2055(a)(b)	$10,000	$10,478,289
Black Belt Energy Gas District (Goldman Sachs Group) Series 2023-2 4.70% (SOFR + 1.85%), 06/01/2049(a)(b)(m)	10,000	10,193,370
Series 2024 5.50%, 10/01/2054(a)(b)	10,000	10,624,611
Black Belt Energy Gas District (Morgan Stanley) Series 2022-2 5.10% (SOFR + 2.15%), 02/01/2053(a)(b)(m)	10,000	10,307,498
Black Belt Energy Gas District (Pacific Mutual Holding) Series 2024-2 5.00%, 05/01/2055(a)(b)	10,000	10,395,545
Black Belt Energy Gas District (Royal Bank of Canada) Series 2023-2 5.25%, 12/01/2053(a)(b)	10,000	10,585,507
County of Jefferson AL Sewer Revenue (County of Jefferson AL Sewer Revenue) Series 2024 5.25%, 10/01/2049	10,000	10,097,396
Energy Southeast A Cooperative District (Morgan Stanley) Series 2024-2 5.25%, 07/01/2054(a)(b)	10,000	10,581,028
Homewood Educational Building Authority (CHF - Horizons II LLC) Series 2024 5.50%, 10/01/2054	1,300	1,309,906
Mobile County Industrial Development Authority (ArcelorMittal SA) Series 2024 4.75%, 12/01/2054	4,950	4,463,506
Southeast Energy Authority A Cooperative District (Deutsche Bank AG) Series 2024-A 5.00%, 11/01/2035	7,500	7,734,697

30 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2022-2 5.27% (SOFR + 2.42%), 01/01/2053(a)(b)(m)	$10,000	$10,447,182
Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-2 5.00%, 01/01/2054(a)(b)	10,000	10,420,773
Series 2025-2 5.00%, 01/01/2054(a)(b)	9,190	9,576,690
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group) Series 2023-2 5.25%, 01/01/2054(a)(b)	20,000	20,656,364

		147,872,362

American Samoa – 0.3%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035	7,095	7,141,366

Arizona – 3.0%
Arizona Industrial Development Authority (AZIDA 2019-2) Series 2019-2, Class A 3.625%, 05/20/2033	9,017	8,527,072
Arizona Industrial Development Authority (BASIS Schools Obligated Group) Series 2017-D 5.00%, 07/01/2051(a)	1,885	1,729,007
Arizona Industrial Development Authority (Benjamin Franklin Charter School Obligated Group) Series 2023 5.00%, 07/01/2043(a)	1,000	947,480
Arizona Industrial Development Authority (Equitable School Revolving Fund Obligated Group) Series 2021 4.00%, 11/01/2051(a)	10,000	7,633,729
Arizona Industrial Development Authority (ISF Ativo Portfolio Obligated Group) Series 2025 6.75%, 03/01/2065(a)	3,045	2,783,909
6.875%, 03/01/2055(a)	3,955	3,756,175

ABFunds.com	AB Municipal Income Fund 31

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050(c)(d)(e)	$10,420	$312,600
Series 2021-A 5.50%, 07/01/2031(c)(d)(e)	480	14,400
6.00%, 07/01/2051(c)(d)(e)	3,000	90,000
Arizona Industrial Development Authority (San Tan Valley AH I LLLP) Series 2024-A 5.68%, 01/01/2043(a)	8,315	7,712,447
Series 2024-B 5.68%, 01/01/2043(a)	1,775	1,645,940
Glendale Industrial Development Authority (Beatitudes Campus Obligated Group) Series 2017 5.00%, 11/15/2040	2,865	2,075,169
Industrial Development Authority of the City of Phoenix Arizona (The) (BASIS Schools Obligated Group) Series 2015 5.00%, 07/01/2035(a)	1,000	1,000,179
Industrial Development Authority of the City of Phoenix Arizona (The) (GreatHearts Arizona Obligated Group) Series 2014 5.00%, 07/01/2044	10,690	10,149,660
Industrial Development Authority of the County of Pima (The) (Edkey Obligated Group) Series 2020 5.00%, 07/01/2040(c)(d)(e)	5,000	3,500,000
5.00%, 07/01/2055(c)(d)(e)	1,000	700,000
Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre Obligated Group) Series 2022 6.75%, 11/15/2042(a)	3,250	3,432,777
6.875%, 11/15/2052(a)	2,000	2,081,561
7.00%, 11/15/2057(a)	1,000	1,045,163
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School) Series 2018 6.00%, 07/01/2038(a)	2,000	2,048,537
Series 2018-A 6.00%, 07/01/2052(a)	4,040	4,069,036

32 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Maricopa County Industrial Development Authority (HonorHealth Obligated Group) Series 2024-D 5.00%, 12/01/2041	$2,875	$2,962,422
5.00%, 12/01/2042	1,025	1,043,234
5.00%, 12/01/2043	2,150	2,175,876
5.00%, 12/01/2044	2,750	2,769,025
5.00%, 12/01/2045	1,200	1,204,412
Maricopa County Industrial Development Authority (Morrison Education Group Obligated Group) Series 2024-A 6.625%, 07/01/2059(a)	2,000	2,019,852
6.75%, 07/01/2063(a)	2,000	2,027,260
Maricopa County Industrial Development Authority (Reid Traditional Schools Obligated Group) Series 2016 5.00%, 07/01/2047	1,375	1,243,142
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017-A 6.125%, 10/01/2047(a)	1,225	798,391

		81,498,455

Arkansas – 0.7%
Arkansas Development Finance Authority (Hybar LLC) Series 2023 6.875%, 07/01/2048(a)	2,700	2,894,104
Series 2024 7.375%, 07/01/2048(a)	13,000	14,095,119
Arkansas Development Finance Authority (United States Steel Corp.) Series 2022 5.45%, 09/01/2052	2,300	2,284,408

		19,273,631

California – 12.4%
Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052	7,300	6,716,433
Align Affordable Housing Bond Fund LP (SHI - Lake Worth LLC) Series 2021 3.25%, 12/01/2051(a)	15,000	13,132,878
Align Capital Series Trust 2025-1 (Align Capital Series Trust 2025-1) Series 2025-2 5.75%, 01/01/2052(a)	3,000	2,965,116

ABFunds.com	AB Municipal Income Fund 33

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

ARC70 II Trust (ARC70 II TRUST) Series 2021 4.00%, 12/01/2059	$3,000	$2,488,290
Series 2023 4.84%, 04/01/2065(e)	19,007	17,708,016
California Community Choice Financing Authority (American General Life Insurance) Series 2023-2 5.50%, 05/01/2054(a)(b)	10,000	10,491,687
Series 2024-2 5.00%, 08/01/2055(a)(b)	10,000	10,413,729
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	10,000	10,351,201
California Community Choice Financing Authority (Morgan Stanley) Series 2023-2 4.52% (SOFR + 1.63%), 07/01/2053(a)(b)	10,000	9,974,619
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2056(a)	5,200	4,190,477
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(a)	13,500	10,861,734
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(a)	11,070	7,163,042
4.00%, 08/01/2046(a)	3,295	2,629,105
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 3.00%, 02/01/2057(a)	5,000	3,263,505
California Community Housing Agency (California Community Housing Agency Twin Creek Apartments) Series 2022 Zero Coupon, 08/01/2065(a)	32,000	1,159,536
5.50%, 02/01/2040(a)	1,000	873,104

34 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2022-A 4.50%, 08/01/2052(a)	$6,000	$4,563,472
California County Tobacco Securitization Agency (Los Angeles County Securitization) Series 2020-B Zero Coupon, 06/01/2055	22,000	3,992,347
California Enterprise Development Authority (Heights Christian Schools) Series 2023 6.25%, 06/01/2053(a)	960	901,709
California Housing Finance Agency (CAHFA 2019-2) Series 2019-2, Class A 4.00%, 03/20/2033	4,831	4,797,646
California Housing Finance Agency (CAHFA 2021-1) Series 2021-1, Class A 3.50%, 11/20/2035	4,066	3,774,237
California Housing Finance Agency (CAHFA 2021-2) Series 2021-2, Class X 0.825%, 03/25/2035(f)	15,193	623,253
California Housing Finance Agency (CAHFA 2021-3) Series 2021-3, Class A 3.25%, 08/20/2036	3,778	3,473,605
California Infrastructure & Economic Development Bank (Desertxpress Enterprises) Series 2025 9.50%, 01/01/2065(a)	10,900	10,558,580
California Infrastructure & Economic Development Bank (PIH Health Obligated Group) Series 2024-A 5.00%, 12/01/2054(a)	10,000	9,768,417
California Infrastructure & Economic Development Bank (WFCS Holdings II LLC) Series 2021 Zero Coupon, 01/01/2061(a)	985	69,708
Series 2021-A1 5.00%, 01/01/2056(a)	1,990	1,731,627
California Municipal Finance Authority (Azusa Pacific University) Series 2015-B 5.00%, 04/01/2035	2,000	1,940,201

ABFunds.com	AB Municipal Income Fund 35

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada) Series 2012-A 6.625%, 01/01/2032(a)	$630	$611,390
6.875%, 01/01/2042(a)	3,415	3,175,135
Series 2014 5.00%, 01/01/2035	1,050	892,094
5.25%, 01/01/2045	2,025	1,553,975
California Municipal Finance Authority (LAX Integrated Express Solutions) Series 2018 5.00%, 12/31/2043	3,000	2,920,248
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011-A1 7.50%, 12/01/2032(c)(d)	3,795	75,900
California Pollution Control Financing Authority (Channelside Water Resources) Series 2012 5.00%, 11/21/2045(a)	8,595	8,124,181
California Public Finance Authority (ISF Ativo Portfolio Obligated Group) Series 2025 6.625%, 03/01/2065(a)	3,345	3,076,217
6.75%, 03/01/2055(a)	2,385	2,270,644
California Public Finance Authority (Kendal at Ventura) Series 2023 10.00%, 05/15/2028(a)	200	248,339
California School Finance Authority (ACE Charter Schools Obligated Group) Series 2016 5.00%, 06/01/2052(a)	3,790	3,273,216
California School Finance Authority (Alliance for College Ready Public Schools Obligated Group) Series 2016-A 5.00%, 07/01/2046(a)	3,500	3,469,652
5.00%, 07/01/2051(a)	1,750	1,697,119
California School Finance Authority (Bright Star Schools Obligated Group) Series 2017 5.00%, 06/01/2054(a)	1,165	1,024,212
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2046(e)	1,000	600,000

36 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Statewide Communities Development Authority (NCCD-Hooper Street LLC) Series 2019 5.25%, 07/01/2052(a)	$1,000	$939,718
City of Los Angeles CA Wastewater System Revenue (City of Los Angeles CA Wastewater System Revenue) Series 2025-C 5.00%, 06/01/2042	10,000	10,677,221
City of Los Angeles Department of Airports (City of Los Angeles Dept. of Airports) Series 2025-2 5.25%, 05/15/2043(a)(b)	10,000	10,404,770
CMFA Special Finance Agency (CMFA Special Finance Agency Enclave) Series 2022-A 4.00%, 08/01/2058(a)	10,000	7,263,776
CMFA Special Finance Agency (CMFA Special Finance Agency Latitude33) Series 2021-A 3.00%, 12/01/2056(a)	3,090	1,944,560
CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2056(a)	5,000	4,121,908
CMFA Special Finance Agency VIII Elan Huntington Beach (CMFA Special Finance Agency VIII Elan Huntington Beach) Series 2021 3.00%, 08/01/2056(a)	6,800	4,370,094
4.00%, 08/01/2047(a)	2,630	2,141,859
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.25%, 05/01/2057(a)	7,500	4,912,528
4.00%, 05/01/2057(a)	10,000	6,776,458
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.25%, 04/01/2057(a)	3,275	2,268,717

ABFunds.com	AB Municipal Income Fund 37

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2056(a)	$5,000	$3,894,208
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 4.00%, 10/01/2056(a)	7,500	5,538,217
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.25%, 07/01/2056(a)	5,800	3,619,105
4.00%, 07/01/2058(a)	7,360	4,110,517
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 4.00%, 09/01/2056(a)	7,000	5,007,004
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Park Crossing Apartments) Series 2021 3.25%, 12/01/2058(a)	5,500	3,581,691
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(a)	2,000	1,297,947
4.00%, 12/01/2056(a)	9,600	6,891,434
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority The Crescent) Series 2022 4.30%, 07/01/2059(a)	10,000	7,775,279
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 4.00%, 05/01/2057(a)	1,000	675,637
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A 3.10%, 07/01/2045(a)	5,000	4,028,480

38 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2021-A2 4.00%, 07/01/2056(a)	$10,000	$7,554,248
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(a)	2,500	1,630,659
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization) Series 2021-B Zero Coupon, 06/01/2066	130,105	13,956,741
Los Angeles Department of Water & Power (Los Angeles Dept. of Water & Power Power System Revenue) BAM Series 2025-A 5.00%, 07/01/2053	2,000	2,022,635
San Francisco Intl Airport (San Francisco Intl Airport) Series 2025-2 5.25%, 05/01/2042(a)(b)	10,000	10,371,341
Southern California Logistics Airport Authority (Southern California Logistics Airport Authority) AGC Series 2006 5.00%, 12/01/2036	3,600	3,616,714
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization) Series 2021 Zero Coupon, 06/01/2060	12,950	1,985,928
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization) Series 2006 Zero Coupon, 06/01/2046	8,680	1,930,546
Series 2019 Zero Coupon, 06/01/2054	6,520	1,309,985
5.00%, 06/01/2039	680	688,949

		340,898,470

Colorado – 3.1%
Aurora Highlands Community Authority Board (Aurora Highlands Community Authority Board) Series 2021-A 5.75%, 12/01/2051	10,000	9,138,142
Broadway Station Metropolitan District No. 3 (Broadway Station Metropolitan District No. 3) Series 2019 5.00%, 12/01/2039	749	625,540

ABFunds.com	AB Municipal Income Fund 39

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.00%, 12/01/2049	$1,750	$1,294,202
Centerra Metropolitan District No. 1 (Centerra Metropolitan District No. 1) Series 2017 5.00%, 12/01/2037(a)	5,730	5,706,280
Series 2022 6.50%, 12/01/2053	1,000	1,034,622
Colorado Educational & Cultural Facilities Authority (Lighthouse Building Corp.) Series 2021 4.00%, 10/01/2061	1,500	1,092,618
Colorado Educational & Cultural Facilities Authority (STEAD School/The) Series 2023-A 7.00%, 07/01/2034(e)	4,000	4,018,319
Colorado Educational & Cultural Facilities Authority (STEM School Academy) Series 2014 5.00%, 11/01/2044	890	831,402
5.125%, 11/01/2049	765	713,811
Colorado Health Facilities Authority (Aberdeen Ridge Obligated Group) Series 2021-A 5.00%, 05/15/2044	2,000	1,528,908
Colorado Health Facilities Authority (Christian Living Neighborhoods Obligated Group) Series 2021 4.00%, 01/01/2042	2,750	2,330,129
Colorado Health Facilities Authority (CommonSpirit Health Obligated Group) Series 2019-A 4.00%, 08/01/2038	735	696,531
Series 2022-2 5.25%, 11/01/2038(a)(b)	2,200	2,317,607
5.25%, 11/01/2039(a)(b)	2,600	2,721,319
5.25%, 11/01/2052(a)(b)	5,000	5,034,544
Colorado Health Facilities Authority (Frasier Meadows Manor Obligated Group) Series 2023-2 4.00%, 05/15/2041	1,175	1,033,209
Colorado Health Facilities Authority (Sunny Vista Living Center) Series 2015-A 6.125%, 12/01/2045(c)(d)(e)	1,750	1,064,422

40 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Douglas County Housing Partnership (Bridgewater Castle Rock ALF) Series 2021 5.375%, 01/01/2041(c)(d)(e)	$10,000	$7,500,000
Johnstown Plaza Metropolitan District (Johnstown Plaza Metropolitan District) Series 2022 4.25%, 12/01/2046	9,027	7,536,169
Longs Peak Metropolitan District (Longs Peak Metropolitan District) Series 2021 5.25%, 12/01/2051(a)	2,000	1,851,603
Meridian Ranch Metropolitan District 2018 Subdistrict (Meridian Ranch Metropolitan District 2018 Subdistrict) Series 2022 6.75%, 12/01/2052	1,500	1,488,037
Platte River Metropolitan District (Platte River Metropolitan District) Series 2023-A 6.50%, 08/01/2053(a)	961	956,907
Plaza Metropolitan District No. 1 (Plaza Metropolitan District No. 1) Series 2013 5.00%, 12/01/2040(a)	1,000	975,857
Pueblo Urban Renewal Authority (Pueblo Urban Renewal Authority) Series 2021 4.75%, 12/01/2045(e)	3,810	3,296,946
Redtail Ridge Metropolitan District (Redtail Ridge Metropolitan District) Series 2025 Zero Coupon, 12/01/2032	4,380	2,554,129
Riverwalk Metropolitan District No. 2 (Riverwalk Metropolitan District No. 2) Series 2022-A 5.00%, 12/01/2042	3,000	2,580,579
5.00%, 12/01/2052	1,000	811,745
Sagebrush Farm Metropolitan District No. 1 (Sagebrush Farm Metropolitan District No. 1) Series 2022-A 6.75%, 12/01/2052	1,500	1,520,683
Spring Hill Metropolitan District No. 3 (Spring Hill Metropolitan District No. 3) Series 2022-A 6.75%, 12/01/2052(a)	333	329,528

ABFunds.com	AB Municipal Income Fund 41

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

St. Vrain Lakes Metropolitan District No. 4 (St. Vrain Lakes Metropolitan District No. 4) Series 2024-A 0.00%, 09/20/2054(a)(g)	$1,000	$668,872
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2022 6.50%, 12/01/2042	2,000	2,073,340
6.75%, 12/01/2053	3,000	3,097,493
Series 2023 8.375%, 12/15/2054	1,000	1,005,066
Vail Home Partners Corp. (Vail Home Partners Corp.) Series 2025 6.00%, 10/01/2064(a)	2,000	2,018,067
Vauxmont Metropolitan District (Vauxmont Metropolitan District) AGM Series 2019 3.25%, 12/15/2050	149	110,789
AGM Series 2020 5.00%, 12/01/2027	195	203,245
5.00%, 12/01/2030	270	287,594
5.00%, 12/01/2050	205	201,258
Verve Metropolitan District No. 1 (Verve Metropolitan District No. 1) Series 2023 6.50%, 12/01/2043	1,000	1,004,573
6.75%, 12/01/2052	1,000	1,004,294

		84,258,379

Connecticut – 0.2%
Stamford Housing Authority (TJH Senior Living Obligated Group) Series 2025 4.75%, 10/01/2032	1,100	1,101,941
6.25%, 10/01/2060	1,295	1,227,633
6.50%, 10/01/2055	2,125	2,088,189
Town of Hamden CT (Whitney Center Obligated Group) Series 2022-A 7.00%, 01/01/2053	1,000	1,045,002

		5,462,765

Delaware – 0.3%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust (Affordable Housing Tax-Exempt Bond Pass-Thru Trust) Series 2023-2 6.00%, 10/05/2040(a)	7,279	7,245,646

42 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

District of Columbia – 1.1%
District of Columbia (District of Columbia Union Market TIF Area) Series 2024 0.00%, 06/01/2041(a)(g)	$1,000	$744,130
0.00%, 06/01/2049(a)(g)	1,600	922,483
Series 2024-A 5. 125%, 06/01/2034(a)	2,720	2,672,102
District of Columbia (KIPP DC Obligated Group) Series 2017-A 5.00%, 07/01/2042	1,000	1,000,903
District of Columbia (Rocketship DC Obligated Group) Series 2019 5.00%, 06/01/2039(a)	1,425	1,378,257
District of Columbia Tobacco Settlement Financing Corp. (District of Columbia Tobacco Settlement Financing) Series 2006 Zero Coupon, 06/15/2055	140,500	13,248,264
Washington Metropolitan Area Transit Authority (Washington Metropolitan Area Transit Authority State Lease) Series 2024 5.00%, 07/15/2054	10,000	10,068,822

		30,034,961

Florida – 6.0%
Alachua County Health Facilities Authority (Oak Hammock at the University of Florida Obligated Group) Series 2022 4.00%, 10/01/2040	2,400	2,126,718
4.00%, 10/01/2046	1,750	1,401,734
Bexley Community Development District (Bexley Community Development District) Series 2016 4.875%, 05/01/2047	2,050	1,884,304
Cape Coral Health Facilities Authority (Gulf Care Obligated Group) Series 2015 6.00%, 07/01/2050(a)	1,550	953,759
Capital Projects Finance Authority/FL (CAPFA Capital Corp. 2000F) Series 2020-A 5.00%, 10/01/2028	1,300	1,348,555
5.00%, 10/01/2032	1,000	1,040,900

ABFunds.com	AB Municipal Income Fund 43

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Capital Projects Finance Authority/FL (IDEA Lakeland) Series 2023 7.00%, 06/15/2030(a)	$3,000	$3,080,446
Capital Projects Finance Authority/FL (PRG – UnionWest Properties) Series 2024 0.00%, 06/01/2062(a)(g)	7,860	1,152,247
5.00%, 06/01/2049(a)	1,000	955,234
5.00%, 06/01/2054(a)	3,525	3,329,607
5.25%, 06/01/2039(a)	1,000	1,022,927
Capital Trust Agency, Inc. (Aviva Senior Life) Series 2017 5.00%, 07/01/2046(a)	1,500	1,057,732
Capital Trust Agency, Inc. (Educational Growth Fund) Series 2021 Zero Coupon, 07/01/2061(a)	27,000	1,866,764
3.375%, 07/01/2031(a)	840	795,934
5.00%, 07/01/2056(a)	7,500	6,473,250
Capital Trust Agency, Inc. (Southeastern University Obligated Group) Series 2023 6.25%, 05/01/2048(a)	1,000	1,007,150
6.375%, 05/01/2053(a)	1,000	1,006,785
Capital Trust Agency, Inc. (Team Success A School of Excellence) Series 2020 5.00%, 06/01/2045(a)	1,000	853,824
5.00%, 06/01/2055(a)	2,000	1,589,975
Capital Trust Authority (IDEA Florida, Inc.) Series 2023-A 6.375%, 06/15/2058(a)	2,000	2,034,395
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2039	850	424,195
Zero Coupon, 09/01/2042	1,000	410,993
Zero Coupon, 09/01/2049	1,000	267,986
Zero Coupon, 09/01/2053	1,400	294,939
County of Lake FL (Waterman Communities) Series 2020 5.50%, 08/15/2040	3,000	2,879,909

44 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

County of Lee FL Airport Revenue (County of Lee FL Airport Revenue) Series 2025-2 5.25%, 10/01/2054(a)(b)	$10,200	$10,211,946
County of Miami-Dade FL Aviation Revenue (County of Miami-Dade FL Aviation Revenue) Series 2024-2 5.00%, 10/01/2034(a)(b)	4,630	4,904,544
5.00%, 10/01/2035(a)(b)	11,470	12,256,277
Series 2025-2 5.50%, 10/01/2055(a)(b)	10,000	10,200,846
County of Osceola FL Transportation Revenue (County of Osceola FL Transportation Revenue) Series 2020-A Zero Coupon, 10/01/2035	250	161,880
Zero Coupon, 10/01/2036	410	251,691
Zero Coupon, 10/01/2037	230	133,324
Zero Coupon, 10/01/2038	315	171,882
Zero Coupon, 10/01/2039	390	200,218
County of Palm Beach FL (Provident Group - LU Properties II) Series 2024 8.50%, 06/01/2033	150	150,668
County of Palm Beach FL (Provident Group - LU Properties) Series 2024 6.00%, 06/01/2044	1,000	961,756
6.125%, 06/01/2054	1,000	947,455
6.25%, 06/01/2059	1,000	956,386
County of Palm Beach FL (Provident Group-PBAU Properties) Series 2019 5.00%, 04/01/2039(a)	1,000	924,229
5.00%, 04/01/2051(a)	1,970	1,701,507
Escambia County Housing Finance Authority (4900 S. Rio Grande Ave) Series 2023-A 6.88%, 11/01/2053(a)	1,000	1,042,068
Florida Development Finance Corp. (Assistance Unlimited) Series 2022 6.00%, 08/15/2057(a)	3,900	3,577,298
Florida Development Finance Corp. (Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding) Series 2021 3.00%, 07/01/2031(a)	910	855,830
4.00%, 07/01/2051(a)	1,950	1,536,554

ABFunds.com	AB Municipal Income Fund 45

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Florida Development Finance Corp. (GFL Solid Waste Southeast) Series 2024 4.375%, 10/01/2054(a)	$5,000	$4,976,643
Florida Development Finance Corp. (Parrish Charter Academy) Series 2023 6.25%, 04/23/2058(a)	2,365	2,334,601
Florida Development Finance Corp. (Seaside School Consortium) Series 2022 6.00%, 06/15/2057	2,000	2,036,584
Florida Development Finance Corp. (SFP - Tampa I LLC) Series 2024 5.00%, 06/01/2044(a)	1,000	947,231
5.25%, 06/01/2054(a)	1,050	987,427
5.25%, 06/01/2059(a)	1,000	929,570
6.50%, 06/01/2059(a)	1,200	1,172,320
Florida Higher Educational Facilities Financial Authority (Ringling College of Art & Design) Series 2019 5.00%, 03/01/2044	795	759,694
5.00%, 03/01/2049	3,375	3,143,047
Greater Orlando Aviation Authority (Greater Orlando Aviation Authority) Series 2024 5.25%, 10/01/2044	4,685	4,823,408
Hillsborough County Aviation Authority (Hillsborough County Aviation Authority) Series 2025-2 5.50%, 10/01/2054(a)(b)	10,000	10,306,067
Jacksonville Transportation Authority (Jacksonville Transportation Authority Fuel Tax) Series 2025 5.00%, 08/01/2030	1,960	2,136,507
Lee County Industrial Development Authority/FL (Cypress Cove at Healthpark Florida Obligated Group) Series 2022 5.25%, 10/01/2057	3,000	2,548,038
Lee County Industrial Development Authority/FL (Shell Point Obligated Group) Series 2024 5.25%, 11/15/2054	1,000	975,624

46 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Miami-Dade County Educational Facilities Authority (University of Miami) Series 2025-B 5.25%, 04/01/2040	$10,000	$10,639,363
Miami-Dade County Housing Finance Authority (Wynwood Works LLC) Series 2023-A 5.70%, 06/01/2052(a)	1,500	1,388,987
Series 2023-B 5.78%, 06/01/2027(a)	1,000	1,002,928
Orange County Health Facilities Authority (Presbyterian Retirement Communities Obligated Group) Series 2023 4.00%, 08/01/2042	5,000	4,383,346
Palm Beach County Educational Facilities Authority (Palm Beach Atlantic University Obligated Group) Series 2021 4.00%, 10/01/2041	1,000	858,102
4.00%, 10/01/2051	1,815	1,433,640
Palm Beach County Health Facilities Authority (Federation CCRC Operations Obligated Group) Series 2022 4.25%, 06/01/2056	2,100	1,633,567
Palm Beach County Health Facilities Authority (Green Cay Life Plan Village) Series 2022
11.50%, 07/01/2027(a)	1,000	1,350,690
Polk County Industrial Development Authority/FL (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(c)(d)(e)	1,905	1,104,900
Sarasota County Health Facilities Authority (Village On the Isle) Series 2017-A 5.00%, 01/01/2047	2,450	2,244,060
5.00%, 01/01/2052	4,500	3,985,839
Village Community Development District No. 13 (Village Community Development Dist No. 13 Phase II Series 2020 Special Assmnts) Series 2020 3.50%, 05/01/2051(a)	1,920	1,409,016
Village Community Development District No. 13 (Village Community Development Dist No. 13 Phase III Series 2020 Special Assmnts) Series 2021 1.80%, 05/01/2026	100	98,126

ABFunds.com	AB Municipal Income Fund 47

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Village Community Development District No. 15 (Village Community Development District No. 15 Series 2023 Phase I Special Assmnt) Series 2023 5.25%, 05/01/2054(a)	$985	$960,303
Village Community Development District No. 15 (Village Community Development District No. 15 Series 2024 Special Assessment) Series 2024 4.00%, 05/01/2034(a)	1,000	973,141
4.20%, 05/01/2039(a)	1,000	934,105
4.55%, 05/01/2044(a)	1,000	934,094
4.80%, 05/01/2055(a)	1,500	1,374,651

		165,192,240

Georgia – 2.5%
Atlanta Development Authority (The) (City of Atlanta GA Westside Tax Allocation District Gulch Area) Series 2024 0.00%, 12/15/2048(a)(g)	10,000	8,683,936
Series 2024-A 5.50%, 04/01/2039(a)	2,500	2,512,825
Fayette County Development Authority (United States Soccer Federation) Series 2024 5.25%, 10/01/2054	6,110	6,144,405
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System Obligated Group) Series 2017 5.00%, 08/01/2043	1,000	980,192
Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(a)	8,350	8,298,656
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2023-2 5.00%, 12/01/2054(a)(b)	10,000	10,385,891
Series 2024-2 5.00%, 06/01/2053(a)(b)	10,000	10,369,183
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2023-2 5.00%, 07/01/2053(a)(b)	10,000	10,405,422
Series 2024-2 4.59% (SOFR + 1.70%), 12/01/2053(a)(b)(m)	10,000	10,066,453

48 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Municipal Electric Authority of Georgia (Municipal Electric Authority of Georgia) Series 2019 5.00%, 01/01/2039	$605	$612,146

		68,459,109

Guam – 0.2%
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2046	4,365	4,309,353

Hawaii – 0.1%
State of Hawaii Airports System Revenue (State of Hawaii Airports System Revenue) Series 2025-C 5.00%, 07/01/2044	1,875	1,874,552

Idaho – 0.3%
Idaho Health Facilities Authority (North Canyon Medical Center) Series 2023 7.125%, 11/01/2057	3,000	3,147,000
Idaho Housing & Finance Association (Battelle Energy Alliance) Series 2010-A 7.00%, 02/01/2036	4,000	4,006,093

		7,153,093

Illinois – 4.9%
Bellwood Municipal Housing Corp. (Village of Bellwood IL) Series 2024 6.375%, 12/01/2059(a)	2,000	1,829,300
Chicago Board of Education (Chicago Board of Education) Series 2015-C 5.25%, 12/01/2035	5,405	5,326,716
Series 2016-A 7.00%, 12/01/2044	3,095	3,114,399
Series 2017-A 7.00%, 12/01/2046(a)	4,975	5,118,529
Series 2017-B 6.75%, 12/01/2030(a)	11,365	12,099,670
7.00%, 12/01/2042(a)	2,400	2,474,578
Series 2017-H 5.00%, 12/01/2046	1,380	1,254,272
Series 2018-A 5.00%, 12/01/2032	4,800	4,816,353

ABFunds.com	AB Municipal Income Fund 49

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2019-B 5.00%, 12/01/2030	$425	$433,323
5.00%, 12/01/2031	750	759,731
5.00%, 12/01/2032	310	312,945
5.00%, 12/01/2033	290	291,662
Series 2023-A 5.875%, 12/01/2047	5,000	5,193,324
6.00%, 12/01/2049	5,000	5,218,682
Chicago O’Hare International Airport (Chicago O’Hare Intl Airport) Series 2022-2 5.50%, 01/01/2055(a)(b)	10,000	10,240,856
Series 2024-C 5.00%, 01/01/2034	3,000	3,195,015
City of Chicago IL (City of Chicago IL) Series 2016-C 5.00%, 01/01/2038	90	88,986
City of Chicago IL (Goldblatts Supportive Living Project) Series 2013 6.375%, 12/01/2052(c)(d)	7,950	4,539,359
Eastern Illinois Economic Development Authority (City of Mattoon IL Sales & Hotel Tax) Series 2023 6.00%, 05/01/2046	2,000	1,960,244
Illinois Finance Authority (Acero Charter Schools Obligated Group) Series 2021 4.00%, 10/01/2042(a)	1,000	832,651
Illinois Finance Authority (Bradley University) Series 2021-A 4.00%, 08/01/2043	1,190	987,528
Illinois Finance Authority (CHF-Chicago LLC) Series 2017-A 5.00%, 02/15/2047	1,790	1,661,212
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 5.00%, 09/01/2036	540	519,933
5.00%, 09/01/2038	1,000	940,634
5.00%, 09/01/2040	1,500	1,377,232

50 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Illinois Finance Authority (LRS Holdings LLC) Series 2023 7.375%, 09/01/2042(a)	$3,000	$3,305,508
Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2021 5.125%, 05/15/2060	11,442	8,188,246
Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2022 7.17%, 11/01/2038	600	602,379
Series 2024 5.67%, 11/01/2038(e)	5,820	5,527,671
Metropolitan Pier & Exposition Authority (State of Illinois McCormick Place Expansion Project Fund) Series 2012 Zero Coupon, 12/15/2041	24,500	10,363,030
Zero Coupon, 12/15/2050	19,675	4,813,839
State of Illinois (State of Illinois) Series 2010 7.35%, 07/01/2035	5,893	6,247,381
Village of Antioch IL Special Service Areas No. 1 & 2 (Village of Antioch IL Special Service Areas No. 1 & 2) Series 2016-A 4.50%, 03/01/2033	6,689	6,289,319
Series 2016-B 7.00%, 03/01/2033	3,088	3,083,019
Village of Pingree Grove IL Special Service Area No. 7 (Village of Pingree Grove IL Special Service Area No. 7) Series 2015 5.00%, 03/01/2036	8,950	8,570,358
Series 2015-B 6.00%, 03/01/2036	2,257	2,256,878

		133,834,762

Indiana – 2.5%
City of Fort Wayne IN (Do Good Foods Fort Wayne Obligated Group) 10.75%, 12/01/2029(c)(d)	328	33

ABFunds.com	AB Municipal Income Fund 51

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

City of Valparaiso IN (Green Oaks of Valparaiso) Series 2021 5.375%, 12/01/2041(a)	$3,350	$2,908,639
City of Valparaiso IN (Pratt Paper IN LLC) Series 2024 4.875%, 01/01/2044(a)	1,000	946,757
5.00%, 01/01/2054(a)	2,000	1,850,359
City of Whiting IN (BP PLC) Series 2023 4.40%, 11/01/2045	8,000	8,095,384
Indiana Finance Authority (Brightmark Plastics Renewal Indiana) Series 2019 7.00%, 03/01/2039(a)(c)(d)	17,575	2,706,279
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 4.00%, 04/01/2038	2,045	1,868,151
4.00%, 04/01/2040	2,215	1,943,663
Indiana Finance Authority (Greencroft Goshen Obligated Group) Series 2023-2 4.00%, 11/15/2026	1,000	988,442
4.00%, 11/15/2027	1,000	985,127
4.00%, 11/15/2030	1,000	979,085
Indiana Finance Authority (Ohio Valley Electric) Series 2020 3.00%, 11/01/2030	5,145	4,963,874
Series 2021-B 2.50%, 11/01/2030	4,025	3,738,549
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-A 5.00%, 11/01/2054(a)	10,000	10,133,225
Indiana Finance Authority (Prerefunded - US Treasuries) Series 2015-A 5.00%, 03/01/2039	2,675	2,675,395
Indiana Finance Authority (SFP-PUFW I LLC) Series 2024 5.00%, 07/01/2059	1,750	1,650,874

52 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Indiana Finance Authority (University of Evansville) Series 2022 5.25%, 09/01/2057	$4,750	$4,389,524
Indiana Housing & Community Development Authority (Vita of Marion LLC) Series 2021-A 5.25%, 04/01/2041(a)	1,325	1,104,961
Indianapolis Local Public Improvement Bond Bank (Pan Am Plaza Hotel) Series 2023 5.75%, 03/01/2043	2,000	2,074,973
6.00%, 03/01/2053	5,000	5,177,962
Series 2023-F 7.75%, 03/01/2067	4,075	4,436,045
BAM Series 2023 5.25%, 03/01/2067	5,000	5,087,361

		68,704,662

Iowa – 0.6%
Iowa Finance Authority (Wesley Retirement Services Obligated Group) Series 2021 4.00%, 12/01/2031	1,575	1,485,070
4.00%, 12/01/2041	3,400	2,692,095
4.00%, 12/01/2046	2,275	1,655,380
4.00%, 12/01/2051	4,060	2,796,329
Iowa Higher Education Loan Authority (Simpson College) Series 2020 5.50%, 11/01/2051	5,000	4,280,037
Iowa Tobacco Settlement Authority (Iowa Tobacco Settlement Authority) Series 2021-B Zero Coupon, 06/01/2065	30,000	4,412,667

		17,321,578

Kansas – 0.4%
City of Colby KS (Citizens Medical Center) Series 2024 5.50%, 07/01/2026	5,000	5,008,027
Overland Park Development Corp. (City of Overland Park KS) Series 2019 5.00%, 03/01/2037	1,000	1,015,515
5.00%, 03/01/2039	1,070	1,078,063
5.00%, 03/01/2044	655	638,939

ABFunds.com	AB Municipal Income Fund 53

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.00%, 03/01/2049	$3,835	$3,635,047

		11,375,591

Kentucky – 2.2%
City of Ashland KY (Royal Blue Health Obligated Group) Series 2019 4.00%, 02/01/2038	745	679,530
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky Obligated Group) Series 2012 5.375%, 11/15/2042	7,765	6,437,163
5.50%, 11/15/2045	1,665	1,350,749
Series 2016-A 5.00%, 05/15/2046	4,500	3,462,537
5.00%, 05/15/2051	3,500	2,561,193
Kentucky Economic Development Finance Authority (Owensboro Health Obligated Group) Series 2017-A 5.00%, 06/01/2037	4,045	4,055,494
5.25%, 06/01/2041	3,650	3,653,218
Kentucky Economic Development Finance Authority (Rosedale Green) Series 2015 5.75%, 11/15/2050	2,650	2,075,532
Kentucky Housing Corp. (Churchill Park LLLP) Series 2022-A 5.75%, 11/01/2040(a)	5,130	5,016,080
Series 2022-B 6.75%, 11/01/2040(a)	850	832,292
Kentucky Public Energy Authority (Goldman Sachs Group) Series 2024-2 5.00%, 05/01/2055(a)(b)	10,000	10,367,143
Kentucky Public Energy Authority (Morgan Stanley) Series 2024-2 4.00%, 08/01/2052(a)(b)	10,000	9,912,378
Series 2025-2 5.25%, 06/01/2055(a)(b)	10,000	10,487,098
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2020-A 5.00%, 10/01/2038	370	377,547

		61,267,954

54 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Louisiana – 1.1%
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge) Series 2015-A 6.25%, 11/15/2045	$7,625	$7,369,593
Louisiana Public Facilities Authority (Calcasieu Bridge Partners) Series 2024 5.00%, 09/01/2066	5,260	4,968,255
5.75%, 09/01/2064	5,500	5,673,139
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2013-B 10.50%, 07/01/2039(c)(d)	7,250	73
Series 2014-A 8.375%, 07/01/2039(c)(d)	17,000	170
Louisiana Public Facilities Authority (Louisiana State University & Agricultural & Mechanical College Lease) Series 2016A 5.00%, 07/01/2051	10,000	9,624,875
Louisiana Public Facilities Authority (Prerefunded - US Govt Agencies) Series 2016 5.00%, 05/15/2047	25	25,440
New Orleans Aviation Board (New Orleans Aviation Board) Series 2024 5.00%, 01/01/2038	1,040	1,074,257
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040(a)	1,055	1,130,566

		29,866,368

Maryland – 2.0%
City of Westminster MD (Lutheran Village at Miller’s Grant) Series 2014-A 6.00%, 07/01/2034	1,385	1,385,494
6.125%, 07/01/2039	750	749,950
6.25%, 07/01/2044	2,000	1,959,776
Maryland Economic Development Corp. (Core Natural Resources) Series 2025 5.00%, 07/01/2048(a)	1,000	975,008

ABFunds.com	AB Municipal Income Fund 55

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Maryland Health & Higher Educational Facilities Authority (Adventist Healthcare Obligated Group) Series 2021 5.00%, 01/01/2026	$495	$497,702
5.00%, 01/01/2027	430	439,169
5.00%, 01/01/2028	300	310,011
5.00%, 01/01/2029	290	302,256
5.00%, 01/01/2030	285	298,762
5.00%, 01/01/2036	1,790	1,833,420
Maryland Stadium Authority (Baltimore City Public School Construction Financing Fund) Series 2022-2 5.00%, 05/01/2050(a)(b)	45,000	46,828,104

		55,579,652

Massachusetts – 1.3%
Commonwealth of Massachusetts (Commonwealth of Massachusetts) Series 2025-A 5.00%, 04/01/2055	10,000	10,191,219
Massachusetts Development Finance Agency (Emmanuel College/MA) Series 2016-A 5.00%, 10/01/2034	1,135	1,136,593
Massachusetts Development Finance Agency (NewBridge on the Charles) Series 2017 5.00%, 10/01/2037(a)	1,000	1,005,678
Massachusetts Development Finance Agency (Tufts Medicine Obligated Group) Series 2019-A 5.00%, 07/01/2036	3,000	3,013,068
Series 2024 8.50%, 10/01/2026	2,175	2,187,853
Massachusetts Port Authority (Massachusetts Port Authority) Series 2025-2 5.00%, 07/01/2036(a)(b)	8,100	8,275,343
5.00%, 07/01/2038(a)(b)	4,500	4,642,703
5.00%, 07/01/2037(a)(b)	4,000	4,108,813

		34,561,270

56 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Michigan – 1.1%
City of Detroit MI (City of Detroit MI) 4.813%, 06/15/2049(c)(d)	$1,622	$1,703,244
Series 2014-B 4.00%, 04/01/2044(g)	6,960	5,349,557
Michigan Finance Authority (Lawrence Technological University Obligated Group) Series 2022 4.00%, 02/01/2027	95	94,315
4.00%, 02/01/2032	285	275,162
4.00%, 02/01/2042	1,115	922,153
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-B Zero Coupon, 06/01/2065	18,000	1,814,353
Michigan Finance Authority (Prerefunded - US Treasuries) Series 2016 5.00%, 12/01/2045	45	45,812
Michigan Finance Authority (Public Lighting Authority) Series 2014-B 5.00%, 07/01/2039	13,580	13,586,672
5.00%, 07/01/2044	1,200	1,200,190
Michigan Tobacco Settlement Finance Authority (Tobacco Settlement Financing Corp/MI) Series 2008-C Zero Coupon, 06/01/2058	164,100	4,773,357

		29,764,815

Minnesota – 1.2%
City of Apple Valley MN (PHS Apple Valley Senior Housing) Series 2021 4.00%, 09/01/2061	870	626,478
City of Bloomington MN (City of Bloomington MN) Series 2024-A 6.18%, 07/01/2041(a)	2,570	2,428,829
City of Brooklyn Park MN (Brooklyn Park AH I LLLP) Series 2023 6.205%, 01/01/2042(a)(g)	5,000	5,025,072
City of Brooklyn Park MN (Brooklyn Park AH II LLLP) Series 2024 6.26%, 07/01/2041(a)	5,000	4,754,842

ABFunds.com	AB Municipal Income Fund 57

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

City of Columbus MN (Adalyn Avenue LLLP) Series 2023 5.98%, 12/01/2041(a)	$5,000	$4,857,057
City of Fridley MN (Roers Fridley Apartments Owner II) Series 2023-A 5.75%, 06/01/2041(a)	3,060	3,048,941
Dakota County Community Development Agency (Rosemont AH I LLLP) Series 2023 5.66%, 07/01/2041(a)	7,500	7,037,267
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2041(e)	2,100	987,000
4.00%, 06/01/2051(e)	2,225	1,045,750
4.00%, 06/01/2056(e)	1,000	470,000
Minneapolis-St. Paul Metropolitan Airports Commission (Minneapolis-St Paul Metropolitan Airports Commission) Series 2024 5.00%, 01/01/2041	3,000	3,041,040

		33,322,276

Mississippi – 0.3%
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi) Series 2022 8.00%, 12/01/2029(e)	5,750	4,294,370
Mississippi Development Bank (Magnolia Regional Health Center) Series 2021 4.00%, 10/01/2041(a)	1,000	776,275
5.00%, 10/01/2031(a)	2,850	2,897,682
Mississippi Hospital Equipment & Facilities Authority (Forrest County General Hospital) Series 2019 4.00%, 01/01/2037	250	238,238
5.00%, 01/01/2035	750	779,323

		8,985,888

Missouri – 1.3%
Health & Educational Facilities Authority of the State of Missouri (BJC Healthcare Obligated Group) Series 2025-A 5.00%, 04/01/2040	10,500	11,348,142

58 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

I-470 Western Gateway Transportation Development District (I-470 Western Gateway Transportation Development District Sales Tax) Series 2019-A 5.25%, 12/01/2048(a)	$5,000	$4,764,547
Kansas City Industrial Development Authority (Kingswood Senior Living Community) Series 2021 2.00%, 11/15/2046(c)(d)	1,165	54,010
5.00%, 11/15/2046(c)(d)	2,610	1,729,889
Series 2021-A 10.00%, 11/15/2046(c)(d)	804	676,175
Series 2021-C 7.50%, 11/15/2037(c)(d)	643	487,093
Kansas City Industrial Development Authority (Platte Purchase Project) Series 2019 5.00%, 07/01/2040(a)	1,615	1,412,865
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2016-A 5.00%, 08/15/2036	2,000	1,970,786
5.00%, 08/15/2046	5,585	4,813,493
5.00%, 08/15/2051	2,415	1,978,004
Series 2021-A 5.00%, 08/15/2056	5,000	4,174,356
Taney County Industrial Development Authority (Taney County Industrial Development Authority Lease) Series 2023 6.00%, 10/01/2049(a)	2,000	1,900,953

		35,310,313

Montana – 0.1%
County of Gallatin MT (Bozeman Fiber, Inc.) Series 2025 0.00%, 10/15/2055(a)(g)	4,245	3,194,805

Nebraska – 0.6%
Central Plains Energy Project (Goldman Sachs Group) Series 2017-A 5.00%, 09/01/2042	14,670	15,020,997

Nevada – 0.4%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(a)	9,500	1,399,987

ABFunds.com	AB Municipal Income Fund 59

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

City of Sparks NV (City of Sparks NV Sales Tax) Series 2019-A 2.75%, 06/15/2028(a)	$695	$674,783
Las Vegas Redevelopment Agency (Las Vegas Redevelopment Agency Redevelopment Area 1) Series 2016 5.00%, 06/15/2045	3,000	2,903,808
State of Nevada Department of Business & Industry (Desertxpress Enterprises) Series 2025 9.50%, 01/01/2065(a)	6,725	6,413,994
State of Nevada Department of Business & Industry (Fulcrum Sierra Holdings) Series 2018 6.95%, 02/15/2038(c)(d)(e)	1,473	6,039

		11,398,611

New Hampshire – 2.9%
New Hampshire Business Finance Authority (ARC70 II TRUST) Series 2024 4.15%, 10/20/2040	3,390	3,143,523
New Hampshire Business Finance Authority (Bridgeland Water & Utility Districts 490, 491 & 158) Series 2024 5.375%, 12/15/2035(a)	6,877	6,837,455
New Hampshire Business Finance Authority (Emberly & Canterra Creek Projects) Series 2024 5.375%, 12/01/2031(a)	956	944,062
New Hampshire Business Finance Authority (Lakes Fresh Water Supply District of Denton County) Series 2024 5.00%, 12/01/2028(a)	1,000	995,660
New Hampshire Business Finance Authority (New Hampshire Business Finance Authority) Series 2025 4.75%, 06/20/2041(h)	2,860	2,856,568
5.15%, 06/20/2041(h)	1,000	1,000,040
Series 2025-A Zero Coupon, 02/01/2035(a)	4,690	2,547,455
New Hampshire Business Finance Authority (NFA 2020-1) Series 2020-1, Class A 4.125%, 01/20/2034	11,769	11,557,985

60 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New Hampshire Business Finance Authority (NFA 2022-1) Series 2022-1, Class A 4.375%, 09/20/2036	$16,350	$15,851,710
Series 2022-1, Class X 0.334%, 09/20/2036(f)	10,579	208,086
New Hampshire Business Finance Authority (NFA 2022-2) Series 2022-2, Class A 4.00%, 10/20/2036	9,645	9,071,164
New Hampshire Business Finance Authority (NFA 2024-1) Series 2024-1, Class X 0.495%, 07/01/2051(f)	4,169	152,754
New Hampshire Business Finance Authority (NFA 2024-2) Series 2024-2, Class X 0.506%, 08/20/2039(f)	9,938	393,171
New Hampshire Business Finance Authority (NFA 2025-1) Series 2025 5.75%, 04/28/2042	2,350	2,363,293
5.875%, 12/15/2033(a)	3,500	3,505,501
Series 2025-1, Class A2 4.087%, 01/20/2041	1,498	1,326,513
New Hampshire Business Finance Authority (Reworld Holding Corp.) Series 2020-B 3.75%, 07/01/2045(a)	3,215	2,622,205
New Hampshire Business Finance Authority (Tamarron Project) Series 2024 5.25%, 12/01/2035(a)	1,820	1,806,638
New Hampshire Business Finance Authority (The Highlands Project) Series 2024 5.125%, 12/15/2030	915	912,622
New Hampshire Health & Education Facilities Authority Act (Dartmouth Health Obligated Group) Series 2020-A 5.00%, 08/01/2059	10,920	10,564,814

		78,661,219

New Jersey – 4.0%
Essex County Improvement Authority (North Star Academy Charter School of Newark) Series 2020 4.00%, 07/15/2050(a)	1,000	813,774

ABFunds.com	AB Municipal Income Fund 61

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New Jersey Economic Development Authority (DRP Urban Renewal 4 LLC) Series 2025 6.375%, 01/01/2035(a)	$1,400	$1,416,744
6.625%, 01/01/2045(a)	2,080	2,108,273
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.125%, 01/01/2034	9,780	9,783,364
New Jersey Economic Development Authority (Port Newark Container Terminal) Series 2017 5.00%, 10/01/2037	2,000	1,990,096
New Jersey Economic Development Authority (UMM Energy Partners LLC) Series 2012-A 5.125%, 06/15/2043	7,515	7,114,014
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029	3,550	3,550,956
Series 2014-B 5.625%, 11/15/2030	4,525	4,527,318
New Jersey Transportation Trust Fund Authority (State of New Jersey Lease) Series 2009-A Zero Coupon, 12/15/2039	2,670	1,361,242
New Jersey Turnpike Authority (New Jersey Turnpike Authority) Series 2024-A 4.00%, 01/01/2035	11,500	11,903,107
Series 2024-C 5.00%, 01/01/2043	7,500	7,798,608
5.00%, 01/01/2044	2,500	2,586,123
Series 2025-C 5.00%, 01/01/2033(h)	2,250	2,474,289
5.00%, 01/01/2034(h)	6,000	6,623,086
5.00%, 01/01/2035(h)	2,325	2,566,232
Tobacco Settlement Financing Corp./NJ (Tobacco Settlement Financing Corp/NJ) Series 2018-B 5.00%, 06/01/2046	44,825	42,974,221

		109,591,447

New York – 5.4%
Build NYC Resource Corp. (Albert Einstein College of Medicine) Series 2016 5.50%, 09/01/2045(a)	4,205	4,206,681

62 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.00%, 11/01/2039(c)(d)	$7,050	$4,230,000
5.50%, 11/01/2044(c)(d)	2,875	1,725,000
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2016-B 5.00%, 11/15/2025	635	639,718
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community) 5.00%, 01/01/2058(i)(j)	7,315	6,625
New York City Housing Development Corp. (New York City Housing Development) Series 2020 2.55%, 08/01/2040	1,355	954,518
New York City Transitional Finance Authority (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2025 5.00%, 05/01/2050	10,000	10,179,691
New York Counties Tobacco Trust V (New York Counties Tobacco Trust V) Series 2005 Zero Coupon, 06/01/2050	51,990	7,680,795
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.00%, 11/15/2044(a)	6,690	6,494,940
5.375%, 11/15/2040(a)	2,500	2,498,096
7.25%, 11/15/2044(a)	1,705	1,705,931
New York Transportation Development Corp. (JFK Millennium Partners) Series 2024 5.50%, 12/31/2060	6,000	6,024,791
New York Transportation Development Corp. (JFK NTO LLC) Series 2023 5.375%, 06/30/2060	5,500	5,466,712
6.00%, 06/30/2054	2,500	2,621,237
Series 2024 5.00%, 06/30/2060	2,000	1,873,604
5.50%, 06/30/2054	4,925	4,965,595
5.50%, 06/30/2060	7,000	7,007,157
AGM Series 2023 5.00%, 06/30/2049	2,000	1,976,404

ABFunds.com	AB Municipal Income Fund 63

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New York Transportation Development Corp. (Laguardia Gateway Partners) Series 2016-A 5.00%, 07/01/2041	$17,110	$17,110,161
Suffolk Regional Off-Track Betting Corp. (Suffolk Regional Off-Track Betting) Series 2024 6.00%, 12/01/2053	4,000	4,088,377
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2022-2 5.25%, 05/15/2052(a)(b)	5,000	5,146,989
5.25%, 05/15/2057(a)(b)	10,000	10,243,269
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2022-2 5.50%, 11/15/2057(a)(b)	10,000	10,489,265
Triborough Bridge & Tunnel Authority Sales Tax Revenue (Triborough Bridge & Tunnel Authority Sales Tax Revenue) Series 2024-A 5.25%, 05/15/2059	10,000	10,365,807
TSASC, Inc./NY (TSASC, Inc./NY) Series 2016 5.00%, 06/01/2045	2,500	2,202,764
5.00%, 06/01/2048	3,550	3,097,957
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	4,270	3,826,669
5.25%, 09/15/2042	1,795	1,526,539
5.25%, 09/15/2047	3,080	2,466,236
5.25%, 09/15/2053	6,635	5,097,907
Western Regional Off-Track Betting Corp. (Western Regional Off-Track Betting) Series 2021 4.125%, 12/01/2041(a)	1,650	1,420,106

		147,339,541

North Carolina – 0.3%
Fayetteville State University (Fayetteville State University) Series 2023 5.00%, 04/01/2033(a)	710	761,537
5.00%, 04/01/2035(a)	830	885,459
5.00%, 04/01/2039(a)	1,120	1,156,697

64 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.00%, 04/01/2041(a)	$1,290	$1,316,337
5.00%, 04/01/2043(a)	1,480	1,498,990
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/2035	1,625	1,574,208
North Carolina Turnpike Authority (North Carolina Turnpike Authority) AGM Series 2024 Zero Coupon, 01/01/2051	3,000	791,772
Zero Coupon, 01/01/2052	2,000	499,401
Zero Coupon, 01/01/2053	1,000	236,257

		8,720,658

Ohio – 1.9%
Buckeye Tobacco Settlement Financing Authority (Buckeye Tobacco Settlement Financing Authority) Series 2020-B Zero Coupon, 06/01/2057	46,605	4,473,432
5.00%, 06/01/2055	23,240	20,108,273
City of Middleburg Heights OH (Southwest General Health Center Obligated Group) Series 2021 5.00%, 08/01/2032	1,000	1,056,094
5.00%, 08/01/2033	800	841,490
5.00%, 08/01/2034	1,000	1,045,113
County of Cuyahoga OH (MetroHealth System/The) Series 2017 5.00%, 02/15/2042	5	4,809
County of Franklin OH (First Community Village Obligated Group) Series 2019 5.00%, 07/01/2049	2,710	2,191,447
County of Marion OH (United Church Homes Obligated Group) Series 2019 5.125%, 12/01/2049	690	506,471
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(c)(d)(e)	4,189	52,368
County of Washington OH (Marietta Area Health Care Obligated Group) Series 2022 6.625%, 12/01/2042	1,000	1,061,305
6.75%, 12/01/2052	10,000	10,609,548

ABFunds.com	AB Municipal Income Fund 65

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Jefferson County Port Authority/OH (JSW Steel USA Ohio, Inc.) Series 2021 3.50%, 12/01/2051(a)	$3,700	$2,658,471
Series 2023 5.00%, 12/01/2053(a)	2,000	2,001,491
Port of Greater Cincinnati Development Authority (IDEA Greater Cincinnati) Series 2021 4.375%, 06/15/2056	1,000	985,123
Toledo-Lucas County Port Authority (ParkUToledo, Inc.) Series 2021 4.00%, 01/01/2057	7,065	5,341,666

		52,937,101

Oklahoma – 1.9%
Norman Regional Hospital Authority (Norman Regional Hospital Authority Obligated Group) Series 2019 3.25%, 09/01/2038	3,295	2,399,463
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2018-B 5.00%, 08/15/2033	3,165	3,236,418
5.50%, 08/15/2052	3,000	2,952,698
5.50%, 08/15/2057	11,290	11,009,957
Series 2022-A 5.50%, 08/15/2044	10,000	9,761,154
Oklahoma Turnpike Authority (Oklahoma Turnpike Authority) Series 2025-A 5.50%, 01/01/2054	10,000	10,631,055
Series 2025-B 5.00%, 01/01/2037(h)	5,340	5,786,187
Tulsa Municipal Airport Trust Trustees/OK (American Airlines, Inc.) Series 2025 6.25%, 12/01/2035	4,255	4,652,126
6.25%, 12/01/2040	2,000	2,148,137

		52,577,195

Oregon – 0.6%
Clackamas County Hospital Facility Authority (Rose Villa Obligated Group) Series 2020-A 5.25%, 11/15/2050	1,000	914,208

66 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Multnomah County School District No. 40 (Multnomah County School District No. 40) Series 2023-A Zero Coupon, 06/15/2051	$10,000	$2,570,490
Port of Portland OR Airport Revenue (Port of Portland OR Airport Revenue) Series 2025-2 5.25%, 07/01/2040(a)(b)	10,605	11,112,999
Umatilla County School District No. 6R Umatilla (Umatilla County School District No. 6R Umatilla) Series 2023-B Zero Coupon, 06/15/2053	3,000	667,944

		15,265,641

Pennsylvania – 2.6%
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2024 0.00%, 06/30/2044(g)	4,388	2,850,007
5.00%, 06/30/2039	5,710	5,282,952
7.00%, 06/30/2039	3,710	3,206,664
8.00%, 06/30/2034	1,360	1,367,195
Series 2024-A 6.00%, 06/30/2034	640	672,965
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 4.00%, 07/01/2051	5,000	3,869,640
5.00%, 07/01/2040	1,100	1,103,624
Chester County Industrial Development Authority (Collegium Charter School) Series 2022 5.625%, 10/15/2042(a)	2,750	2,738,015
Crawford County Hospital Authority (Meadville Medical Center Obligated Group) Series 2016-A 6.00%, 06/01/2046	7,950	7,978,003
6.00%, 06/01/2051	3,715	3,685,888
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2032	1,000	1,009,753
Lancaster County Hospital Authority/PA (St. Anne’s Retirement Community Obligated Group) Series 2020 5.00%, 03/01/2040	1,000	895,306

ABFunds.com	AB Municipal Income Fund 67

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.00%, 03/01/2045	$500	$417,669
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Dept. of Transportation) AGM Series 2022 5.75%, 12/31/2062	4,000	4,125,220
Pennsylvania Economic Development Financing Authority (Core Natural Resources) Series 2025 5.45%, 01/01/2051(a)	1,000	993,396
Pennsylvania Economic Development Financing Authority (Iron Cumberland LLC) Series 2022 7.00%, 12/01/2029	8,740	8,652,899
Pennsylvania Economic Development Financing Authority (Reworld Holding Corp.) Series 2019 3.25%, 08/01/2039(a)	1,640	1,296,691
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action) Series 2015-A 6.375%, 06/01/2040	1,300	1,286,345
6.50%, 06/01/2045	2,390	2,339,342
6.625%, 06/01/2050	3,870	3,766,937
Philadelphia Authority for Industrial Development (Philadelphia Electrical & Technology Charter High School) Series 2021 4.00%, 06/01/2051	3,650	2,774,947
Scranton-Lackawanna Health & Welfare Authority (Scranton Parking System Concession Project) Series 2016-A 5.00%, 01/01/2051(a)	6,920	3,921,271
5.00%, 01/01/2057(a)	5,475	2,973,002
Series 2016-B 6.08%, 01/01/2026(a)	185	180,905
Series 2016-C Zero Coupon, 01/01/2036(a)	3,010	1,074,228
Series 2016-D Zero Coupon, 01/01/2057(e)	59,415	3,305,340

		71,768,204

68 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Puerto Rico – 8.8%
Children’s Trust Fund (Children’s Trust Fund) Series 2008-B Zero Coupon, 05/15/2057	$445,000	$25,052,432
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2021-A Zero Coupon, 07/01/2033	21,858	14,788,996
Series 2022-A Zero Coupon, 11/01/2051	5,173	2,664,078
0.00%, 11/01/2051	35,400	10,675,250
5.069%, 11/01/2051	16,361	10,021,275
Series 2022-C Zero Coupon, 11/01/2043	38,583	23,149,954
GDB Debt Recovery Authority of Puerto Rico (GDB Debt Recovery Authority of Puerto Rico) Series 2018 7.50%, 08/20/2040	3,250	3,120,648
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2020-A 5.00%, 07/01/2047(a)	5,500	5,211,502
Series 2021-B 5.00%, 07/01/2025(a)	3,505	3,508,047
5.00%, 07/01/2028(a)	2,550	2,607,867
5.00%, 07/01/2029(a)	3,850	3,953,282
5.00%, 07/01/2033(a)	2,835	2,900,693
5.00%, 07/01/2037(a)	2,530	2,558,038
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) Series 2007-T 5.00%, 07/01/2032(c)(d)	7,425	4,055,906
5.00%, 07/01/2037(c)(d)	10,045	5,487,081
Series 2008-W 5.00%, 07/01/2028(c)(d)	7,285	3,979,431
Series 2008WW 5.375%, 07/01/2024(c)(k)	3,700	2,021,125
Series 2010-A 5.25%, 07/01/2029(c)(d)	2,370	1,294,613
5.25%, 07/01/2030(c)(d)	390	213,038
Series 2010-C 5.00%, 07/01/2024(c)(k)	1,530	835,763
5.25%, 07/01/2027(c)(d)	2,550	1,392,938
5.25%, 07/01/2028(c)(d)	5,255	2,870,544

ABFunds.com	AB Municipal Income Fund 69

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2010-X 5.25%, 07/01/2027(c)(d)	$3,725	$2,034,781
5.25%, 07/01/2040(c)(d)	10,035	5,481,619
5.75%, 07/01/2036(c)(d)	2,280	1,245,450
Series 2010DDD 5.00%, 07/01/2020(c)(k)	1,660	906,775
5.00%, 07/01/2022(c)(k)	610	333,213
5.00%, 07/01/2021(c)(k)	920	502,550
Series 2010ZZ 5.25%, 07/01/2018(c)(k)	2,500	1,365,625
5.25%, 07/01/2019(c)(k)	1,715	936,819
5.25%, 07/01/2022(c)(k)	1,565	854,881
5.25%, 07/01/2024(c)(k)	1,570	857,613
5.25%, 07/01/2025(c)(d)	440	240,350
Series 2012-A 5.00%, 07/01/2029(c)(d)	3,345	1,827,206
5.00%, 07/01/2042(c)(d)	1,000	546,250
5.05%, 07/01/2042(c)(d)	2,000	1,092,500
Series 2013-A 7.00%, 07/01/2033(c)(d)	2,200	1,201,750
7.00%, 07/01/2040(c)(d)	575	314,094
AGM Series 2007-V 5.25%, 07/01/2031	14,090	13,983,588
NATL Series 2007-V 5.25%, 07/01/2029	245	244,661
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2023-A 6.625%, 01/01/2027	1,321	1,306,749
6.625%, 01/01/2028	10,077	9,932,892
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2045	2,000	2,224,740
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico Sales Tax Financing Sales Tax Revenue) Series 2018-A Zero Coupon, 07/01/2027	383	352,296
Zero Coupon, 07/01/2029	1,519	1,288,641
Zero Coupon, 07/01/2046	57,388	18,310,456
Zero Coupon, 07/01/2051	40,000	9,384,612
Series 2019-A 4.329%, 07/01/2040	21,675	20,211,084

70 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

4.55%, 07/01/2040	$2,637	$2,512,803
5.00%, 07/01/2058	10,000	9,379,476

		241,235,975

Rhode Island – 0.2%
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group) Series 2016 5.00%, 05/15/2031	1,795	1,810,507
5.00%, 05/15/2032	1,890	1,904,096
5.00%, 05/15/2033	1,000	1,006,125
5.00%, 05/15/2034	1,600	1,607,670

		6,328,398

South Carolina – 1.7%
Columbia Housing Authority/SC (Garden Lakes Apartments) Series 2022 5.26%, 11/01/2032	415	404,264
5.41%, 11/01/2039	7,515	6,995,814
6.28%, 11/01/2039	330	308,383
Greenville Housing Authority/SC (Victor Verdae Apartments) Series 2023 6.16%, 05/01/2063(a)	5,000	4,422,110
Last Step Recycling LLC 9.50%, 12/15/2028(e)(i)(j)(l)	2,315	2,315,000
South Carolina Jobs-Economic Development Authority (FAH Pelham LLC) Series 2023 10.00%, 08/01/2039(a)	185	170,109
Series 2023-A 6.50%, 02/01/2056(a)	5,305	5,369,283
Series 2023-B 7.50%, 08/01/2047(a)	2,200	2,141,031
South Carolina Jobs-Economic Development Authority (International Paper Co.) Series 2023 4.00%, 04/01/2033	2,000	2,003,304
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040(c)(d)(e)	3,115	467,250
6.50%, 06/01/2051(c)(d)(e)	3,175	476,250

ABFunds.com	AB Municipal Income Fund 71

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

South Carolina Jobs-Economic Development Authority (Novant Health Obligated Group) Series 2024 4.00%, 11/01/2042	$1,000	$906,216
5.25%, 11/01/2044	10,000	10,321,925
South Carolina Jobs-Economic Development Authority (PSG Patriot’s Place Apartments) Series 2022 0.00%, 06/01/2052(g)	6,135	4,292,883
South Carolina Public Service Authority (South Carolina Public Service Authority) Series 2022 3.00%, 12/01/2043	1,606	1,147,597
Series 2024-A 5.00%, 12/01/2043	3,555	3,613,126
5.00%, 12/01/2044	2,000	2,021,033

		47,375,578

South Dakota – 0.2%
County of Lincoln SD (Augustana College Association/SD) Series 2021 4.00%, 08/01/2041	1,000	848,357
4.00%, 08/01/2051	3,620	2,782,996
South Dakota Housing Development Authority (Schuett Spearfish LP) Series 2023 6.15%, 09/01/2039	1,500	1,501,958

		5,133,311

Tennessee – 1.3%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.125%, 12/01/2042(a)	19,305	17,884,442
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.25%, 11/01/2042(a)	2,350	2,347,349
9.50%, 11/01/2052(a)	6,600	6,562,531
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018 7.50%, 04/01/2049(c)(d)(e)	100	10

72 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(c)(d)(e)	$3,587	$44,836
Shelby County Health Educational & Housing Facilities Board (Village at Germantown) Series 2014 5.25%, 12/01/2044	1,075	944,192
5.25%, 12/01/2049	3,250	2,739,143
Wilson County Health & Educational Facilities Board (Limestone Trail Apartments) Series 2021 4.00%, 12/01/2039	5,765	4,353,655

		34,876,158

Texas – 7.8%
Abilene Convention Center Hotel Development Corp. (City of Abilene TX Abilene Convention Center Revenue) Series 2021-A 4.00%, 10/01/2050	2,895	2,162,738
Arlington Higher Education Finance Corp. (BASIS Texas Charter Schools) Series 2023 4.875%, 06/15/2056(a)	1,000	998,097
Arlington Higher Education Finance Corp. (Magellan School/The) Series 2022 6.25%, 06/01/2052(a)	1,100	1,100,422
6.375%, 06/01/2062(a)	3,500	3,507,257
Arlington Higher Education Finance Corp. (Uplift Education) Series 2016-A 5.00%, 12/01/2046	2,175	2,018,922
Baytown Municipal Development District (Baytown Municipal Development District Baytown Convention Center Hotel Revenue Hotel Occupancy Tax) Series 2021 5.00%, 10/01/2050(a)	6,205	4,582,105
Board of Managers Joint Guadalupe County-City of Seguin Hospital (Board of Managers Joint Guadalupe County-City of Seguin Hospital) Series 2015 5.00%, 12/01/2040	1,500	1,414,361

ABFunds.com	AB Municipal Income Fund 73

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Brazoria County Industrial Development Corp. (Aleon Renewable Metals) Series 2022 10.00%, 06/01/2042(e)	$8,315	$7,067,750
Series 2023 12.00%, 06/01/2043(e)	1,000	850,000
City of Dallas Housing Finance Corp. (DHFC The Briscoe Apartments) Series 2022 Zero Coupon, 12/01/2062(a)	69,315	3,999,975
6.00%, 12/01/2062	8,080	7,270,342
City of Dallas Housing Finance Corp. (DHFC The Dylan Apartments) Series 2022 6.00%, 12/01/2062(a)	3,460	3,062,316
6.25%, 12/01/2054(a)	1,400	1,185,906
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2040	4,715	4,717,656
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029	12,845	12,844,901
Series 2024-B 5.50%, 07/15/2038	3,520	3,618,799
City of San Antonio TX Electric & Gas Systems Revenue (City of San Antonio TX Electric & Gas Systems Revenue) Series 2024-E 5.25%, 02/01/2049	10,000	10,369,233
Clifton Higher Education Finance Corp. (Valor Texas Education Foundation) Series 2023-A 6.00%, 06/15/2048(a)	1,000	949,509
6.25%, 06/15/2053(a)	2,000	1,920,573
Conroe Local Government Corp. (Conroe Local Govt Conroe Convention Center Hotel) Series 2021 4.00%, 10/01/2046	1,160	1,001,657
Dallas County Flood Control District No. 1 (Dallas County Flood Control District No. 1) Series 2015 5.00%, 04/01/2032(a)	2,000	1,962,384

74 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

El Paso County Hospital District (El Paso County Hospital District) Series 2017 5.00%, 08/15/2033	$3,940	$3,997,868
Hidalgo County Regional Mobility Authority (Hidalgo County Regional Mobility Authority) Series 2022-A Zero Coupon, 12/01/2050	2,000	496,506
Zero Coupon, 12/01/2054	1,585	311,517
Series 2022-B Zero Coupon, 12/01/2043	2,965	1,057,213
Zero Coupon, 12/01/2055	5,000	847,998
Zero Coupon, 12/01/2056	3,325	530,421
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2033	1,055	1,063,442
5.00%, 10/15/2034	1,665	1,675,752
5.00%, 10/15/2037	2,765	2,767,833
5.00%, 10/15/2038	2,615	2,595,701
5.00%, 10/15/2044	5,375	5,207,219
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	15,000	14,968,530
New Hope Cultural Education Facilities Finance Corp. (Bella Vida Forefront Living Obligated Group) Series 2025 4.25%, 10/01/2030	1,000	994,965
New Hope Cultural Education Facilities Finance Corp. (BSPV – Plano LLC) Series 2023 0.00%, 12/31/2030	736	470,996
7.25%, 12/31/2030	4,145	4,016,659
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community Obligated Group) Series 2021 2.00%, 11/16/2061(c)(d)(g)	9,781	3,411,992
7.50%, 11/15/2036(c)(d)	2,265	1,845,018
7.50%, 11/15/2037(c)(d)	365	285,348
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027(e)	8,445	8,444,984

ABFunds.com	AB Municipal Income Fund 75

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New Hope Cultural Education Facilities Finance Corp. (Legacy at Midtown Park Obligated Group) Series 2018-A 5.50%, 07/01/2054	$3,000	$2,089,623
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village) Series 2017 5.00%, 01/01/2037	2,285	2,271,023
5.00%, 01/01/2042	7,485	7,115,639
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2055	1,680	1,362,293
Series 2022 4.00%, 01/01/2047	1,300	948,523
4.25%, 01/01/2057	5,000	3,437,433
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven Forefront Living Obligated Group) Series 2022 6.875%, 10/01/2057	5,000	4,729,560
New Hope Cultural Education Facilities Finance Corp. (SLF CHP LLC) Series 2025 6.25%, 07/01/2045(a)	3,000	2,732,550
6.50%, 07/01/2056(a)	3,510	3,145,928
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes Obligated Group) Series 2019 5.00%, 01/01/2055	2,200	1,687,253
Newark Higher Education Finance Corp. (TLC Academy) Series 2021-A 4.00%, 08/15/2051	1,275	976,297
4.00%, 08/15/2056	1,380	1,024,545
Port of Beaumont Navigation District (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2024 5.00%, 01/01/2039(a)	2,315	2,237,186
5.125%, 01/01/2044(a)	3,000	2,837,272
5.25%, 01/01/2054(a)	2,000	1,859,956
10.00%, 07/01/2026(a)	2,000	2,046,330

76 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2024-A 5.75%, 12/01/2054	$12,026	$10,035,862
Tarrant County Cultural Education Facilities Finance Corp. (Tarrant County Cultural Education Facilities Finance) 5.00%, 11/15/2036(c)(d)(i)(j)	920	– 0	–
5.00%, 11/15/2045(c)(d)(i)(j)	2,115	– 0	–
5.25%, 11/15/2047(c)(d)(i)(j)	678	– 0	–
Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-2 5.50%, 01/01/2054(a)(b)	10,895	11,511,457
Texas Municipal Gas Acquisition & Supply Corp. V (Bank of America Corp.) Series 2025-2 5.00%, 01/01/2055(a)(b)	10,000	10,526,094
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) Series 2023 5.50%, 12/31/2058	10,000	10,244,418

		214,414,107

Utah – 1.2%
Black Desert Public Infrastructure District (Black Desert Public Infrastructure District Black Desert Assessment Area No. 1) Series 2024 5.625%, 12/01/2053(a)	2,200	2,156,758
County of Utah UT (Intermountain Healthcare Obligated Group) Series 2022-2 5.00%, 05/15/2043(a)(b)	5,000	5,075,929
5.00%, 05/15/2050(a)(b)	8,000	8,051,720
Grapevine Wash Local District (Grapevine Wash Local District Assessment Area No. 1) Series 2024-A 5.25%, 12/01/2044(a)	3,000	2,773,378
Grapevine Wash Local District (Grapevine Wash Local District Residential Facilities Fee Revenue) Series 2024-A 6.00%, 03/01/2055(a)	2,000	1,859,082

ABFunds.com	AB Municipal Income Fund 77

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Mida Mountain Village Public Infrastructure District (Military Installation Development Auth Military Recreation Fac Project Area) Series 2024-1 5.125%, 06/15/2054(a)	$1,000	$927,815
Series 2024-2 6.00%, 06/15/2054(a)	1,000	1,004,027
Military Installation Development Authority (Military Installation Development Auth Military Recreation Fac Project Area) Series 2021-A 4.00%, 06/01/2052	3,000	2,331,075
Utah Housing Corp. (Utah Housing Corp.) Series 2020 4.58%, 01/01/2040(a)(g)	3,190	2,641,304
Wakara Ridge Public Infrastructure District (Wakara Ridge Public Infrastructure District Wakara Ridge Assessment Area) Series 2025 5.625%, 12/01/2054(a)	1,000	992,481
Wohali Public Infrastructure District No. 1 (Wohali Public Infrastructure District No. 1 Assessment Area No. 1) Series 2023 7.00%, 12/01/2042(a)	2,000	1,938,705
Wolf Creek Infrastructure Financing District No. 1 (Wolf Creek Infrastructure Financing District No. 1 Wolf Creek Assessment Area 1) Series 2025 5.75%, 12/01/2044	1,900	1,865,601

		31,617,875

Vermont – 0.0%
Vermont Educational & Health Buildings Financing Agency (St. Michael’s College) Series 2023 5.50%, 10/01/2043(a)	1,500	1,312,667

Virginia – 2.3%
Atlantic Park Community Development Authority (Atlantic Park Community Development Authority District) Series 2023 6.25%, 08/01/2045(a)	6,410	5,839,970

78 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Richmond Redevelopment & Housing Authority (American Tobacco Holdings) Series 2017 5.55%, 01/01/2037(a)	$1,230	$1,163,289
Tobacco Settlement Financing Corp./VA (Tobacco Settlement Financing Corp./VA) Series 2007-B1 5.00%, 06/01/2047	28,805	24,868,316
US Bank Trust Co. NA (Park Landing LP) Series 2022-B 5.90%, 08/01/2052	6,700	5,759,595
Virginia College Building Authority (Marymount University) Series 2015 5.00%, 07/01/2045(a)	4,000	3,058,904
Series 2015-A 5.00%, 07/01/2035(a)	1,200	1,042,578
5.00%, 07/01/2045(a)	3,110	2,378,298
Virginia Small Business Financing Authority (P3 VB Holdings LLC) Series 2023 8.50%, 12/01/2052(a)	4,465	4,183,778
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake) Series 2022 8.50%, 06/01/2042(c)(d)(e)	10,000	8,549,323
8.531% (SOFR + 5.50%), 06/01/2029(d)(e)(m)	8,500	7,232,926

		64,076,977

Washington – 2.2%
Central Puget Sound Regional Transit Authority (Central Puget Sound Regional Transit Auth Sales Motor Vehicle & Rental Car Tax) Series 2016-S 5.00%, 11/01/2046	10,000	10,498,878
Grays Harbor County Public Hospital District No. 1 (Grays Harbor County Public Hospital District No. 1) Series 2023 6.875%, 12/01/2053	1,000	1,083,897
King County Public Hospital District No. 4 (King County Public Hospital District No. 4) Series 2015-A 5.00%, 12/01/2038	5,700	5,523,947

ABFunds.com	AB Municipal Income Fund 79

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Port of Seattle WA (Port of Seattle WA) Series 2020-2 5.00%, 04/01/2044(a)(b)	$10,000	$9,877,227
Vancouver Housing Authority (Vancouver Housing Authority) Series 2025 4.25%, 02/01/2038	3,970	3,783,637
Washington Health Care Facilities Authority (Fred Hutchinson Cancer Center Obligated Group) Series 2021 3.00%, 12/01/2035(a)	440	388,056
Washington Health Care Facilities Authority (Overlake Hospital Medical Center Obligated Group) Series 2017-B 5.00%, 07/01/2033	2,835	2,879,737
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2016 4.00%, 01/01/2026(a)	810	806,637
5.00%, 01/01/2036(a)	2,200	2,165,035
5.00%, 01/01/2046(a)	4,425	3,941,158
Series 2019-A 5.00%, 01/01/2044(a)	440	401,124
5.00%, 01/01/2049(a)	275	241,647
Washington State Housing Finance Commission (Riverview Retirement Community Obligated Group) Series 2012 5.00%, 01/01/2048	5,095	4,435,088
Washington State Housing Finance Commission (Seattle Academy of Arts & Sciences) Series 2023 6.375%, 07/01/2063(a)	3,210	3,429,803
Washington State Housing Finance Commission (WSHFC 2021-1) Series 2021-1, Class A 3.50%, 12/20/2035	9,532	8,844,515
Series 2021-1, Class X 0.727%, 12/20/2035(f)	7,513	296,498
Washington State Housing Finance Commission (WSHFC 2024-1) Series 2024-1, Class A 4.085%, 03/20/2050	1,295	1,192,556

		59,789,440

80 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

West Virginia – 0.5%
City of South Charleston WV (City of South Charleston WV South Charleston Park Place Excise Tax District) Series 2022 4.50%, 06/01/2050(a)	$1,000	$785,400
County of Monongalia WV (Monongalia County Building Commission Development District No. 4) Series 2023 5.00%, 06/01/2033(a)	395	404,891
6.00%, 06/01/2053(a)	875	898,992
Monongalia County Commission Excise Tax District (Monongalia County Commission Excise Tax District) Series 2021-A 4.125%, 06/01/2043(a)	2,075	1,725,819
Series 2023 0.00%, 06/01/2053(a)(g)	5,070	1,040,109
7.00%, 06/01/2043(a)	430	440,593
West Virginia Economic Development Authority (Core Natural Resources) Series 2025 5.45%, 01/01/2055(a)	1,000	993,561
West Virginia Economic Development Authority (Wyoming County Coal LLC) Series 2023 9.00%, 06/01/2038(a)	8,000	8,016,235

		14,305,600

Wisconsin – 6.6%
KDC Agribusiness LLC 12.00%, 09/14/2023(c)(i)(j)(k)	3,409	– 0	–
St. Croix Chippewa Indians of Wisconsin (St. Croix Chippewa Indians of Wisconsin) Series 2021 5.00%, 09/30/2041(a)	6,175	5,321,254
Wisconsin Center District (Wisconsin Center District Ded Tax) Series 2022 5.25%, 12/15/2061(a)	2,000	1,870,022
Wisconsin Center District (Wisconsin Center District) AGM Series 2020-D Zero Coupon, 12/15/2050	44,075	12,060,670
Wisconsin Health & Educational Facilities Authority (Chiara Housing & Services Obligated Group) Series 2024 5.875%, 07/01/2055	1,675	1,574,590

ABFunds.com	AB Municipal Income Fund 81

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2025 6.625%, 07/01/2060	$1,000	$1,015,079
Wisconsin Health & Educational Facilities Authority (Oakwood Lutheran Senior Ministries Obligated Group) Series 2021 4.00%, 01/01/2047	2,400	1,909,539
Wisconsin Housing & Economic Development Authority (Roers Sun Prairie Apartments Owner) Series 2022 4.625%, 03/15/2040(a)	1,605	1,365,319
Series 2022-A 3.875%, 12/01/2039(a)	7,370	6,224,305
Wisconsin Public Finance Authority (21st Century Public Academy) Series 2020 5.00%, 06/01/2040(a)	750	661,628
Wisconsin Public Finance Authority (Alpha Ranch Water Control & Improvement District of Denton & Wise Counties) Series 2024 Zero Coupon, 12/15/2038(a)	5,000	2,219,754
Wisconsin Public Finance Authority (Bancroft Neurohealth Obligated Group) Series 2016 5.125%, 06/01/2048(a)	8,770	8,054,445
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041(e)	27,000	23,895,041
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.00%, 02/01/2052	7,250	6,865,221
5.75%, 02/01/2052(a)	8,500	8,599,291
6.00%, 02/01/2062(a)	7,850	8,010,832
Wisconsin Public Finance Authority (Crossroads Health Project) Series 2023 8.00%, 07/01/2053(e)	5,500	5,396,812
8.125%, 07/01/2058(e)	5,500	5,401,992
Wisconsin Public Finance Authority (FAH Tree House LLC) Series 2023 6.50%, 08/01/2053(a)	6,975	6,551,446
6.625%, 02/01/2046(a)	4,750	4,016,657

82 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Foundation Academy Charter School A NJ Nonprofit) Series 2024 4.75%, 07/01/2045(a)	$1,800	$1,581,347
Wisconsin Public Finance Authority (Gannon University) Series 2017 5.00%, 05/01/2047	1,000	911,408
Wisconsin Public Finance Authority (Inperium Obligated Group) Series 2024 5.75%, 12/01/2054(a)	2,550	2,490,979
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2022 15.00%, 04/30/2023(c)(e)(i)(j)(k)	7,500	– 0	–
Series 2023 15.00%, 04/30/2023(c)(e)(i)(j)(k)	1,815	18
Wisconsin Public Finance Authority (Lackland Project) Series 2024 Zero Coupon, 02/01/2031	4,246	2,816,796
Wisconsin Public Finance Authority (Lehigh Valley Health Network) Series 2023 6.625%, 12/01/2032(a)	1,000	1,003,125
7.25%, 12/01/2042(a)	2,370	2,381,794
7.50%, 12/01/2052(a)	2,060	2,087,839
Wisconsin Public Finance Authority (McLemore Resort Manager) Series 2021 4.50%, 06/01/2056(a)	6,640	4,847,200
Wisconsin Public Finance Authority (Montgomery County Municipal Utility District Nos 123 & 153) Series 2024 Zero Coupon, 12/15/2034(a)	2,000	1,126,771
Wisconsin Public Finance Authority (North San Gabriel Municipal Utility District No. 1) Series 2023 Zero Coupon, 09/01/2029(a)	2,225	1,636,585
Wisconsin Public Finance Authority (Prerefunded – US Treasuries) Series 2020 5.00%, 04/01/2050(a)	40	43,190

ABFunds.com	AB Municipal Income Fund 83

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Puerto Rico Tollroads LLC) Series 2024 5.75%, 07/01/2049	$4,475	$4,596,580
Wisconsin Public Finance Authority (QCF Behavioral Hospitals I Obligated Group) Series 2024 7.50%, 07/01/2059(a)	3,000	3,304,152
Wisconsin Public Finance Authority (RBS Evolution LLC) Series 2023 10.00%, 11/01/2038(a)	6,000	6,794,855
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021 4.00%, 06/01/2056(a)	16,500	11,893,781
Series 2022 4.00%, 06/01/2049(a)	3,970	3,019,003
Wisconsin Public Finance Authority (Seabury Retirement Community) Series 2015-A 5.00%, 09/01/2038(a)	1,725	1,693,118
Wisconsin Public Finance Authority (Signorelli Projects) Series 2024 5.375%, 12/15/2032(a)	961	960,900
Wisconsin Public Finance Authority (Southeast Overtown Park West Community Redevelopment Agency) Series 2024 5.00%, 06/01/2041(a)	4,000	3,932,595
Wisconsin Public Finance Authority (Triad Math & Science Academy) Series 2025 5.25%, 06/15/2065	1,200	1,116,903
Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019 5.00%, 10/01/2034(a)	2,495	2,497,933
5.00%, 10/01/2039(a)	5,095	4,857,877
Wisconsin Public Finance Authority (Washoe Barton Medical Clinic) Series 2021 4.00%, 12/01/2041(a)	2,500	2,153,712
4.00%, 12/01/2051(a)	1,500	1,204,035

84 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (WFCS Holdings II LLC) Series 2021-A1 5.00%, 01/01/2056(a)	$1,150	$986,318

		180,952,711

Total Municipal Obligations (cost $3,315,359,282)		2,958,463,727

CORPORATES - NON-INVESTMENT GRADE – 0.7%
Industrial – 0.6%
Communications - Media – 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(a)	7,730	6,671,299

Consumer Cyclical - Entertainment – 0.3%
Wild Rivers Water Park 8.50%, 11/01/2051(i)(j)	13,775	8,404,978

Services – 0.0%
Trousdale Issuer LLC Series A 6.50%, 04/01/2025(i)(j)(k)	4,230	270,694

		15,346,971

Financial Institutions – 0.1%
REITs – 0.1%
Bridgewater Castle Rock ALF LLC 9.50%, 06/30/2025	2,545	2,553,907

Total Corporates - Non-Investment Grade (cost $25,123,813)		17,900,878

CORPORATES - INVESTMENT GRADE – 0.2%
Financial Institutions – 0.2%
Banking – 0.2%
Citigroup, Inc. Series Z 7.375%, 05/15/2028(n) (cost $6,136,174)	6,300	6,510,105

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.1%
Agency CMBS – 0.0%
California Housing Finance Agency Series 2021-3, Class X 0.768%, 08/20/2036(f)	13,483	616,909

ABFunds.com	AB Municipal Income Fund 85

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Federal Home Loan Mortgage Corp. Multifamily ML Certificates Series 2022-ML13, Class XCA 0.958%, 07/25/2036(f)	$6,462	$342,016
Series 2022-ML13, Class XUS 0.985%, 09/25/2036(f)	11,483	756,258

		1,715,183

Non-Agency Fixed Rate CMBS – 0.1%
New Hampshire Business Finance Authority Series 2022-2, Class X 0.675%, 10/01/2036(f)	9,645	413,317
Washington State Housing Finance Commission Series 2023-1, Class X 1.45%, 04/20/2037(f)	19,717	1,945,688

		2,359,005

Total Commercial Mortgage-Backed Securities (cost $4,037,436)		4,074,188

	Shares
PREFERRED STOCKS – 0.0%
Industrials – 0.0%
Energy – 0.0%
AES Guayama Holdings 0.00% (c)(i)(j) (cost $4,015,771)	221,631	644,946

	Principal Amount (000)
ASSET-BACKED SECURITIES – 0.0%
Other ABS - Fixed Rate – 0.0%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth 12.50% (PRIME 1 Month + 4.00%), 03/04/2026(i)(j)(m) (cost $325,184)	$328	318,563

	Shares
SHORT-TERM INVESTMENTS – 2.1%
Investment Companies – 2.1%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.14%(o)(p)(q) (cost $57,951,827)	57,951,827	57,951,827

Total Investments – 111.1% (cost $3,412,949,487)		3,045,864,234
Other assets less liabilities – (11.1)%		(305,168,835)

Net Assets – 100.0%		$2,740,695,399

86 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at May 31, 2025	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 44, 5 Year Index, 06/20/2030*	(5.00)%	Quarterly	3.51%	USD	116,630	$(8,332,489)	$(5,646,815)	$(2,685,674)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	146,320	10/15/2028	CPI#	2.565%	Maturity	$(628,457)	$	– 0	–	$(628,457)
USD	126,000	10/15/2029	2.569%	CPI#	Maturity	278,842		– 0	–	278,842
USD	124,000	10/15/2029	2.485%	CPI#	Maturity	764,998		– 0	–	764,998
USD	100,062	10/15/2029	2.516%	CPI#	Maturity	471,021		– 0	–	471,021
USD	99,969	10/15/2029	2.451%	CPI#	Maturity	775,666		– 0	–	775,666
USD	99,969	10/15/2029	2.499%	CPI#	Maturity	550,757		– 0	–	550,757
USD	153,680	10/15/2030	CPI#	2.531%	Maturity	(366,627)		– 0	–	(366,627)

						$1,846,200	$	– 0	–	$1,846,200

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	100,700	01/15/2027	1 Day SOFR	3.528%	Annual	$(741,909)	$	– 0	–	$(741,909)
USD	40,545	10/15/2029	1 Day SOFR	3.814%	Annual	188,430		– 0	–	188,430
USD	26,377	10/15/2029	1 Day SOFR	3.761%	Annual	55,346		– 0	–	55,346
USD	9,000	04/30/2030	1 Day SOFR	3.075%	Annual	(231,538)		– 0	–	(231,538)
USD	68,800	10/15/2030	1 Day SOFR	4.082%	Annual	1,379,100		– 0	–	1,379,100
USD	34,700	10/15/2030	1 Day SOFR	4.092%	Annual	704,425		– 0	–	704,425
USD	88,000	07/31/2031	1 Day SOFR	4.059%	Annual	1,333,374		8,581		1,324,793
USD	69,100	12/03/2031	1 Day SOFR	4.088%	Annual	1,422,791		– 0	–	1,422,791
USD	77,500	03/12/2032	1 Day SOFR	3.772%	Annual	249,448		– 0	–	249,448
USD	43,460	08/15/2034	3.194%	1 Day SOFR	Annual	2,610,601		– 0	–	2,610,601
USD	16,300	02/15/2035	3.603%	1 Day SOFR	Annual	356,344		(1,241)		357,585
USD	15,000	02/15/2041	1 Day SOFR	2.832%	Annual	(2,232,271)		– 0	–	(2,232,271)

						$5,094,141		$7,340		$5,086,801

ABFunds.com	AB Municipal Income Fund 87

PORTFOLIO OF INVESTMENTS (continued)

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
Bank of America NA	USD	10,000	11/06/2025	MMD 10 Year^	3.220%	Maturity	$(224,715)	$	– 0	–	$(224,715)
Bank of America NA	USD	10,000	03/12/2026	MMD 10 Year^	3.350%	Maturity	(226,169)		– 0	–	(226,169)
Bank of America NA	USD	10,000	05/06/2026	MMD 10 Year^	3.660%	Maturity	16,253		– 0	–	16,253
Citibank NA	USD	21,490	10/09/2029	1.125%	1 Week SIFMA*	Quarterly	1,529,399		– 0	–	1,529,399
JPMorgan Chase Bank NA	USD	25,000	06/04/2025	MMD 5 Year^	3.340%	Maturity	628,781		– 0	–	628,781
JPMorgan Chase Bank NA	USD	30,000	06/27/2025	MMD 5 Year^	3.200%	Maturity	566,789		– 0	–	566,789
JPMorgan Chase Bank NA	USD	10,000	03/16/2026	MMD 10 Year^	3.460%	Maturity	(125,819)		– 0	–	(125,819)
JPMorgan Chase Bank NA	USD	10,000	04/23/2026	MMD 10 Year^	3.840%	Maturity	203,301		– 0	–	203,301
Morgan Stanley Capital Services LLC	USD	10,000	08/29/2025	MMD 10 Year^	3.040%	Maturity	(340,863)		– 0	–	(340,863)
Morgan Stanley Capital Services LLC	USD	10,000	10/23/2025	MMD 10 Year^	3.240%	Maturity	(192,603)		– 0	–	(192,603)
Morgan Stanley Capital Services LLC	USD	20,000	12/19/2025	MMD 10 Year^	3.300%	Maturity	(374,875)		– 0	–	(374,875)
Morgan Stanley Capital Services LLC	USD	10,000	03/12/2026	MMD 10 Year^	3.350%	Maturity	(226,169)		– 0	–	(226,169)
Morgan Stanley Capital Services LLC	USD	20,000	03/26/2026	MMD 10 Year^	3.640%	Maturity	79,625		– 0	–	79,625
Morgan Stanley Capital Services LLC	USD	20,000	04/13/2026	MMD 10 Year^	3.890%	Maturity	520,542		– 0	–	520,542
Morgan Stanley Capital Services LLC	USD	10,000	05/29/2026	MMD 10 Year^	3.660%	Maturity	(7,662)		– 0	–	(7,662)

							$1,825,815	$	– 0	–	$1,825,815

^	Variable interest rate based on the Municipal Market Data AAA General Obligation Scale.

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At May 31, 2025, the aggregate market value of these securities amounted to $1,278,311,710 or 46.6% of net assets.

(b)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund (see Note H).

(c)	Non-income producing security.

(d)	Defaulted.

88 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

(e)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 4.58% of net assets as of May 31, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
ARC70 II Trust (ARC70 II TRUST) Series 2023 4.84%, 04/01/2065	07/18/2023	$19,006,725	$17,708,016	0.65%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050	08/12/2020 - 06/10/2022	10,701,376	312,600	0.01%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2021-A 5.50%, 07/01/2031	06/04/2021 - 07/21/2022	466,370	14,400	0.00%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2021-A 6.00%, 07/01/2051	06/04/2021	3,000,000	90,000	0.00%
Brazoria County Industrial Development Corp. (Aleon Renewable Metals) Series 2022 10.00%, 06/01/2042	06/08/2022	8,148,509	7,067,750	0.26%
Brazoria County Industrial Development Corp. (Aleon Renewable Metals) Series 2023 12.00%, 06/01/2043	06/05/2023	1,000,000	850,000	0.03%
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2046	01/10/2023	929,889	600,000	0.02%
Colorado Educational & Cultural Facilities Authority (STEAD School/The) Series 2023-A 7.00%, 07/01/2034	12/20/2023	4,000,000	4,018,319	0.15%
Colorado Health Facilities Authority (Sunny Vista Living Center) Series 2015-A 6.125%, 12/01/2045	11/20/2015	1,751,086	1,064,422	0.04%
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049	10/05/2020	2,798,802	52,368	0.00%

ABFunds.com	AB Municipal Income Fund 89

PORTFOLIO OF INVESTMENTS (continued)

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Douglas County Housing Partnership (Bridgewater Castle Rock ALF) Series 2021 5.375%, 01/01/2041	01/14/2021	$9,860,216	$7,500,000	0.27%
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2041	07/14/2021 - 04/27/2023	1,912,168	987,000	0.04%
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2051	07/14/2021 - 04/17/2023	1,911,855	1,045,750	0.04%
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2056	07/14/2021	1,015,361	470,000	0.02%
Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2024 5.67%, 11/01/2038	10/19/2022	5,820,000	5,527,671	0.20%
Industrial Development Authority of the County of Pima (The) (Edkey Obligated Group) Series 2020 5.00%, 07/01/2040	10/29/2020	5,088,250	3,500,000	0.12%
Industrial Development Authority of the County of Pima (The) (Edkey Obligated Group) Series 2020 5.00%, 07/01/2055	10/29/2020	980,723	700,000	0.02%
Last Step Recycling LLC 9.50%, 12/15/2028	03/26/2025	2,315,000	2,315,000	0.08%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018 7.50%, 04/01/2049	01/27/2021	35,000	10	0.00%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049	08/29/2018	3,562,602	44,836	0.00%

90 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi) Series 2022 8.00%, 12/01/2029	12/13/2022	$5,688,866	$4,294,370	0.16%
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027	02/03/2023 - 07/30/2024	8,444,882	8,444,984	0.31%
Polk County Industrial Development Authority/FL (Mineral Development LLC) Series 2020 5.875%, 01/01/2033	10/23/2020	1,905,000	1,104,900	0.04%
Pueblo Urban Renewal Authority (Pueblo Urban Renewal Authority) Series 2021 4.75%, 12/01/2045	03/24/2021 - 03/30/2021	3,878,967	3,296,946	0.12%
Scranton-Lackawanna Health & Welfare Authority (Scranton Parking System Concession Project) Series 2016-D Zero Coupon, 01/01/2057	08/24/2016	7,881,211	3,305,340	0.12%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040	06/16/2021 - 07/20/2022	3,043,149	467,250	0.02%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.50%, 06/01/2051	06/16/2021 - 10/20/2022	2,823,607	476,250	0.02%
State of Nevada Department of Business & Industry (Fulcrum Sierra Holdings) Series 2018 6.95%, 02/15/2038	08/24/2018	1,472,914	6,039	0.00%
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake) Series 2022 8.50%, 06/01/2042	06/08/2022	10,000,000	8,549,323	0.31%

ABFunds.com	AB Municipal Income Fund 91

PORTFOLIO OF INVESTMENTS (continued)

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value		Percentage of Net Assets
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake) Series 2022 8.531%, 06/01/2029	06/08/2022	$8,500,000	$7,232,926		0.26%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041	08/03/2021	27,000,000	23,895,041		0.87%
Wisconsin Public Finance Authority (Crossroads Health Project) Series 2023 8.00%, 07/01/2053	07/10/2023	5,500,000	5,396,812		0.20%
Wisconsin Public Finance Authority (Crossroads Health Project) Series 2023 8.125%, 07/01/2058	07/10/2023	5,500,000	5,401,992		0.20%
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2022 15.00%, 04/30/2023	11/10/2022	7,500,000	– 0	–	0.00%
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2023 15.00%, 04/30/2023	03/16/2023	1,815,000	18		0.00%

(f)	IO – Interest Only.

(g)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at May 31, 2025.

(h)	When-Issued or delayed delivery security.

(i)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(j)	Fair valued by the Adviser.

(k)	Defaulted matured security.

(l)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at May 31, 2025.

(m)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at May 31, 2025.

(n)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(o)	The rate shown represents the 7-day yield as of period end.

(p)	Affiliated investments.

(q)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

92 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

As of May 31, 2025, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.5% and 0.0%, respectively.

Glossary:
ABS – Asset-Backed Securities
AGC – Assured Guaranty Corporation
AGM – Assured Guaranty Municipal
BAM – Build American Mutual
CCRC – Congregate Care Retirement Center
CDX-NAHY – North American High Yield Credit Default Swap Index
CHF – Collegiate Housing Foundation
CMBS – Commercial Mortgage-Backed Securities
MMD – Municipal Market Data
NATL – National Interstate Corporation
PRIME – US Bank Prime Loan Rate
REIT – Real Estate Investment Trust
SD – School District
SOFR – Secured Overnight Financing Rate

See notes to financial statements.

ABFunds.com	AB Municipal Income Fund 93

PORTFOLIO OF INVESTMENTS

AB NATIONAL PORTFOLIO

May 31, 2025

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.7%
Long-Term Municipal Bonds – 96.6%
Alabama – 3.2%
Black Belt Energy Gas District (BP PLC) Series 2024-D 5.00%, 03/01/2055	$4,000	$4,191,316
Black Belt Energy Gas District (Goldman Sachs Group) Series 2023-C 5.50%, 10/01/2054	5,000	5,312,305
Series 2023-D 4.738% (SOFR + 1.85%), 06/01/2049(a)	5,000	5,096,685
Series 2024-B 5.00%, 10/01/2055	2,420	2,520,662
Black Belt Energy Gas District (Morgan Stanley) Series 2022-C 5.25%, 02/01/2053	1,770	1,842,101
Black Belt Energy Gas District (Pacific Mutual Holding) Series 2024-C 5.00%, 05/01/2055	2,000	2,079,109
County of Jefferson AL (County of Jefferson AL) Series 2017 5.00%, 09/15/2033	1,000	1,016,862
County of Jefferson AL Sewer Revenue (County of Jefferson AL Sewer Revenue) Series 2024 5.25%, 10/01/2049	1,000	1,009,740
Energy Southeast A Cooperative District (Morgan Stanley) Series 2023-A 4.938% (SOFR + 2.05%), 11/01/2053(a)	2,000	2,019,947
Series 2023-B 5.088% (SOFR + 2.20%), 04/01/2054(a)	3,000	3,059,026
Series 2024-B 5.25%, 07/01/2054	2,000	2,116,206
Homewood Educational Building Authority (CHF - Horizons II LLC) Series 2024 5.50%, 10/01/2049	250	253,253
5.50%, 10/01/2054	250	251,905
Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System Obligated Group) Series 2016 5.00%, 02/01/2036	2,500	2,509,121

94 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Mobile County Industrial Development Authority (ArcelorMittal SA) Series 2024 4.75%, 12/01/2054	$1,000	$901,718
Southeast Alabama Gas Supply District (The) (Pacific Mutual Holding) Series 2024-A 5.00%, 08/01/2054	2,500	2,602,044
Southeast Energy Authority A Cooperative District (Athene Annuity & Life Co.) Series 2025-A 5.00%, 01/01/2056	6,245	6,296,735
Southeast Energy Authority A Cooperative District (Deutsche Bank AG) Series 2024-A 5.00%, 11/01/2035	2,000	2,062,586
Southeast Energy Authority A Cooperative District (Goldman Sachs Group) Series 2022-B 5.00%, 05/01/2053	1,000	1,025,764
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2021-B 4.00%, 12/01/2051	2,000	1,955,585
Series 2022-A 5.308% (SOFR + 2.42%), 01/01/2053(a)	2,000	2,089,436
Southeast Energy Authority A Cooperative District (Pacific Mutual Holding) Series 2024-C 5.00%, 10/01/2055	3,575	3,735,946
Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-B 5.00%, 01/01/2054	2,000	2,084,155
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group) Series 2023-A 5.25%, 01/01/2054	4,000	4,131,273

		60,163,480

Alaska – 0.0%
Municipality of Anchorage AK (Municipality of Anchorage AK) Series 2024-A 4.50%, 02/01/2060	1,000	873,365

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035	325	327,124

ABFunds.com	AB Municipal Income Fund 95

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2018 7.125%, 09/01/2038(b)	$1,490	$1,577,985

		1,905,109

Arizona – 3.5%
Arizona Industrial Development Authority (AZIDA 2019-2) Series 2019-2, Class A 3.625%, 05/20/2033	4,280	4,047,637
Arizona Industrial Development Authority (Equitable School Revolving Fund Obligated Group) Series 2024 5.00%, 11/01/2049	4,185	4,068,504
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050(c)(d)(e)	3,725	111,750
Arizona Industrial Development Authority (San Tan Valley AH I LLLP) Series 2024-A 5.68%, 01/01/2043(b)	2,000	1,855,068
Series 2024-B 5.68%, 01/01/2043(b)	430	398,735
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2052	2,000	2,037,354
Series 2024 4.00%, 06/01/2049	8,000	7,878,972
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.222%, 07/01/2030	2,000	1,776,499
2.742%, 07/01/2035	2,000	1,599,283
2.842%, 07/01/2036	2,000	1,570,469
City of Tempe AZ (City of Tempe AZ COP) Series 2021 2.071%, 07/01/2032	1,000	838,179
2.521%, 07/01/2036	2,500	1,934,190
Industrial Development Authority of the City of Phoenix Arizona (The) (AZ GFF Tiyan LLC Lease) Series 2014 5.00%, 02/01/2029	1,625	1,594,894

96 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Industrial Development Authority of the County of Pima (The) (Edkey Obligated Group) Series 2020 5.00%, 07/01/2040(c)(d)(e)	$1,355	$948,500
Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre Obligated Group) Series 2022 5.125%, 11/15/2029(b)	545	545,282
7.00%, 11/15/2057(b)	1,000	1,045,163
Maricopa County Industrial Development Authority (Commercial Metals Co.) Series 2022 4.00%, 10/15/2047(b)	1,100	909,870
Maricopa County Industrial Development Authority (HonorHealth Obligated Group) Series 2024-D 5.00%, 12/01/2042	1,225	1,246,792
Maricopa County Industrial Development Authority (Morrison Education Group Obligated Group) Series 2024-A 6.75%, 07/01/2063(b)	1,000	1,013,630
Maricopa County Special Health Care District (Maricopa County Special Health Care District) Series 2018-C 5.00%, 07/01/2034	1,000	1,037,474
5.00%, 07/01/2035	6,000	6,204,640
5.00%, 07/01/2036	7,800	8,038,375
Salt River Project Agricultural Improvement & Power District (Salt River Project Agricultural Improvement & Power District) Series 2023-B 5.25%, 01/01/2053	10,000	10,378,486
Sierra Vista Industrial Development Authority (American Leadership Academy) Series 2023 5.75%, 06/15/2058(b)	1,000	997,944
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017-A 6.00%, 10/01/2037(b)	1,200	887,566
Yuma Industrial Development Authority (Yuma Regional Medical Center Obligated Group) AGC Series 2024 4.00%, 08/01/2054	2,000	1,691,076

		64,656,332

ABFunds.com	AB Municipal Income Fund 97

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Arkansas – 0.1%
Arkansas Development Finance Authority (Hybar LLC) Series 2024 7.375%, 07/01/2048(b)	$1,100	$1,192,664
Arkansas Development Finance Authority (United States Steel Corp.) Series 2022 5.45%, 09/01/2052	500	496,610

		1,689,274

California – 13.8%
Alameda Corridor Transportation Authority (Alameda Corridor Transportation Authority) Series 2022-A 0.00%, 10/01/2048(f)	4,000	2,246,865
AGM Series 2024 Zero Coupon, 10/01/2053	2,000	472,238
NATL Series 1999-1 Zero Coupon, 10/01/2031	2,000	1,584,330
Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052	2,000	1,840,119
Align Affordable Housing Bond Fund LP (SHI - Lake Worth LLC) Series 2021 3.25%, 12/01/2051(b)	3,000	2,626,576
Align Capital Series Trust 2025-1 Series 2025-2 5.75%, 01/01/2052(b)	1,000	988,372
ARC70 II Trust (ARC70 II TRUST) Series 2023 4.84%, 04/01/2065(e)	4,752	4,427,004
Burbank-Glendale-Pasadena Airport Authority Brick Campaign (Burbank-Glendale-Pasadena Airport Authority Brick Campaign) AGM Series 2024-B 4.375%, 07/01/2049	5,000	4,528,704
4.50%, 07/01/2054	2,250	2,051,818
California Community Choice Financing Authority (American General Life Insurance) Series 2023-D 5.50%, 05/01/2054	5,000	5,245,843
Series 2024 5.00%, 08/01/2055	2,000	2,082,746

98 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Community Choice Financing Authority (Athene Annuity & Life Co.) Series 2025-A 5.00%, 01/01/2056	$1,000	$1,020,003
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	5,300	5,486,137
California Community Choice Financing Authority (Goldman Sachs Group) Series 2023 5.25%, 11/01/2054	2,745	2,879,414
California Community Choice Financing Authority (Morgan Stanley) Series 2023 4.518% (SOFR + 1.63%), 07/01/2053(a)	2,000	1,994,924
4.558% (SOFR + 1.67%), 02/01/2054(a)	2,000	2,013,180
Series 2024 5.00%, 05/01/2054	2,000	2,098,532
Series 2024-E 5.00%, 02/01/2055	1,000	1,049,846
California Community Choice Financing Authority (New York Life Insurance) Series 2024 5.00%, 01/01/2056	1,000	1,063,695
California Community Choice Financing Authority (Royal Bank of Canada) Series 2024 5.00%, 02/01/2055	2,320	2,456,457
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2056(b)	2,000	1,611,722
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(b)	5,000	4,022,865
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(b)	1,000	647,068
4.00%, 08/01/2046(b)	990	789,928
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 3.00%, 02/01/2057(b)	1,000	652,701

ABFunds.com	AB Municipal Income Fund 99

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Community Housing Agency (California Community Housing Agency Twin Creek Apartments) Series 2022-A 4.50%, 08/01/2052(b)	$2,000	$1,521,157
California County Tobacco Securitization Agency (Los Angeles County Securitization) Series 2020-A 4.00%, 06/01/2035	1,300	1,265,266
California Enterprise Development Authority (County of Riverside CA Lease) Series 2024 5.00%, 11/01/2036	2,000	2,246,283
California Housing Finance Agency (CAHFA 2019-2) Series 2019-2, Class A 4.00%, 03/20/2033	510	506,824
California Housing Finance Agency (CAHFA 2021-1) Series 2021-1, Class A 3.50%, 11/20/2035	936	868,639
California Housing Finance Agency (CAHFA 2021-2) Series 2021-2, Class A 3.75%, 03/25/2035	4,748	4,686,279
Series 2021-2, Class X 0.825%, 03/25/2035(g)	2,374	97,383
California Housing Finance Agency (CAHFA 2021-3) Series 2021-3, Class A 3.25%, 08/20/2036	945	868,401
California Infrastructure & Economic Development Bank (PIH Health Obligated Group) Series 2024-A 5.00%, 12/01/2054(b)	2,000	1,953,683
California Municipal Finance Authority (CHF-Riverside II LLC) Series 2019 5.00%, 05/15/2035	1,000	1,030,435
5.00%, 05/15/2036	1,215	1,247,053
5.00%, 05/15/2037	1,000	1,022,492
5.00%, 05/15/2038	2,250	2,288,727
5.00%, 05/15/2041	915	919,992
California Municipal Finance Authority (LAX Integrated Express Solutions) Series 2018 5.00%, 12/31/2035	4,300	4,327,707

100 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.00%, 12/31/2036	$3,910	$3,932,598
5.00%, 12/31/2043	12,250	11,924,347
California Pollution Control Financing Authority (Channelside Water Resources) Series 2012 5.00%, 07/01/2037(b)	5,795	5,792,073
California School Finance Authority (Equitas Academy Obligated Group) Series 2018-A 5.00%, 06/01/2041(b)	3,090	2,860,979
California State University (California State University) Series 2021-B 2.374%, 11/01/2035	2,000	1,564,311
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.00%, 12/01/2041(b)	1,400	1,351,663
Series 2018-A 5.50%, 12/01/2058(b)	1,090	1,061,096
Central Valley Energy Authority (Pacific Mutual Holding) Series 2025 5.00%, 12/01/2055	2,000	2,091,664
City of Los Angeles Department of Airports (City of Los Angeles Dept. of Airports) Series 2022 3.25%, 05/15/2049	1,000	711,943
5.25%, 05/15/2047	5,000	5,060,608
Series 2025 5.25%, 05/15/2044	1,000	1,035,123
5.25%, 05/15/2045	1,130	1,164,776
CMFA Special Finance Agency (CMFA Special Finance Agency Enclave) Series 2022-A 4.00%, 08/01/2058(b)	2,000	1,452,755
CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2045(b)	1,000	846,027
4.00%, 08/01/2056(b)	1,000	824,382
CMFA Special Finance Agency VIII Elan Huntington Beach (CMFA Special Finance Agency VIII Elan Huntington Beach) Series 2021 3.00%, 08/01/2056(b)	4,000	2,570,644

ABFunds.com	AB Municipal Income Fund 101

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

4.00%, 08/01/2047(b)	$875	$712,596
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.25%, 05/01/2057(b)	1,000	655,004
4.00%, 05/01/2057(b)	2,000	1,355,292
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.25%, 04/01/2057(b)	1,000	692,738
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2056(b)	2,000	1,557,683
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.25%, 07/01/2056(b)	1,000	623,984
4.00%, 07/01/2058(b)	1,000	558,494
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 4.00%, 09/01/2056(b)	2,000	1,430,573
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Park Crossing Apartments) Series 2021 3.25%, 12/01/2058(b)	1,500	976,825
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(b)	1,480	960,481
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority The Crescent) Series 2022 4.30%, 07/01/2059(b)	2,000	1,555,056
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A2 4.00%, 07/01/2056(b)	3,300	2,492,902

102 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 3.25%, 10/01/2058(b)	$1,245	$807,366
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(b)	2,000	1,304,527
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization) Series 2021 3.85%, 06/01/2050	1,910	1,720,787
Series 2021-B Zero Coupon, 06/01/2066	13,960	1,497,530
Hastings Campus Housing Finance Authority (Hastings Campus Housing Finance Authority) Series 2020-A 5.00%, 07/01/2061(b)	1,000	855,311
Los Angeles Department of Water & Power (Los Angeles Dept. of Water & Power Power System Revenue) Series 2022-C 5.00%, 07/01/2038	1,410	1,464,242
Series 2024-B 5.00%, 07/01/2038	1,330	1,394,082
5.00%, 07/01/2039	1,000	1,038,028
Series 2024-C 5.00%, 07/01/2041	3,125	3,221,261
Series 2024-E 5.00%, 07/01/2039	2,000	2,079,666
BAM Series 2025-A 5.25%, 07/01/2046	1,500	1,561,821
Los Angeles Department of Water & Power Power System Revenue (Los Angeles Dept. of Water & Power Power System Revenue) Series 2021 5.00%, 07/01/2051	2,250	2,235,039
Los Angeles Department of Water & Power Water System Revenue (Los Angeles Dept. of Water & Power Water System Revenue) Series 2022-D 5.00%, 07/01/2047	10,000	10,055,013

ABFunds.com	AB Municipal Income Fund 103

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

M-S-R Energy Authority (Citigroup, Inc.) Series 2009-B 7.00%, 11/01/2034	$2,000	$2,353,908
Manteca Unified School District (Manteca Unified School District CFD No. 89-1) NATL Series 2001 Zero Coupon, 09/01/2031	11,910	9,372,246
Morongo Band of Mission Indians (The) (Morongo Band of Mission Indians/The) Series 2018-A 5.00%, 10/01/2042(b)	4,500	4,481,751
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 3.639% (CME Term SOFR 3 Month + 0.57%), 06/01/2039(a)	8,075	7,298,992
San Diego County Regional Airport Authority (San Diego County Regional Airport Authority) Series 2023 5.00%, 07/01/2043	11,080	11,200,692
San Francisco Intl Airport (San Francisco Intl Airport) Series 2019-A 5.00%, 05/01/2044	17,000	16,913,647
Series 2023-E 5.25%, 05/01/2035	5,000	5,449,084
Series 2024 5.25%, 05/01/2040	3,400	3,578,218
San Joaquin Valley Clean Energy Authority (Goldman Sachs Group) Series 2025 5.50%, 01/01/2056	1,830	1,982,449
Southern California Public Power Authority (Los Angeles Dept. of Water & Power Power System Revenue) Series 2023 5.00%, 07/01/2039	1,750	1,813,321
5.00%, 07/01/2048	1,535	1,541,914
5.25%, 07/01/2053	4,460	4,521,234
Series 2024 5.00%, 07/01/2040	450	466,393
5.00%, 07/01/2053	1,795	1,778,773
5.25%, 07/01/2046	1,455	1,498,358
State of California (State of California) Series 2023 5.00%, 09/01/2043	5,000	5,303,274

104 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.25%, 09/01/2053	$5,000	$5,269,595
6.00%, 03/01/2033	1,000	1,074,811
Series 2025 5.00%, 03/01/2037	2,000	2,227,877
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization) Series 2021 Zero Coupon, 06/01/2060	1,400	214,695

		256,123,930

Colorado – 1.5%
Centerra Metropolitan District No. 1 (Centerra Metropolitan District No. 1) Series 2022 6.50%, 12/01/2053	1,000	1,034,623
City & County of Denver CO Airport System Revenue (City & County of Denver CO Airport System Revenue) Series 2022-A 5.00%, 11/15/2033	1,000	1,066,383
Series 2023-B 5.25%, 11/15/2034	3,275	3,573,338
Colorado Educational & Cultural Facilities Authority (Ascent Classical Academy Charter Schools) Series 2024 5.50%, 04/01/2044(b)	1,660	1,655,939
Colorado Health Facilities Authority (CommonSpirit Health Obligated Group) Series 2019-A 5.00%, 08/01/2044	1,675	1,648,008
Colorado Health Facilities Authority (Intermountain Healthcare Obligated Group) Series 2024-A 5.00%, 05/15/2054	5,000	5,028,049
Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019-A 5.00%, 11/01/2044	1,000	984,257
Colorado High Performance Transportation Enterprise (Colorado High Performance Transportation Enterprise C-470 Express Lanes System) Series 2017 5.00%, 12/31/2056	1,000	952,231
Douglas County Housing Partnership (Bridgewater Castle Rock ALF) Series 2021 5.375%, 01/01/2041(c)(d)(e)	2,500	1,875,000

ABFunds.com	AB Municipal Income Fund 105

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

E-470 Public Highway Authority (E-470 Public Highway Authority) Series 2024-B 3.651% (SOFR + 0.75%), 09/01/2039(a)	$2,000	$1,982,157
Johnstown Plaza Metropolitan District (Johnstown Plaza Metropolitan District) Series 2022 4.25%, 12/01/2046	1,088	908,314
Park Creek Metropolitan District (Park Creek Metropolitan District) Series 2015-A 5.00%, 12/01/2034	1,300	1,307,372
Platte River Metropolitan District (Platte River Metropolitan District) Series 2023-A 6.50%, 08/01/2053(b)	601	598,440
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado (Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado) Series 2025-A 5.00%, 04/01/2035(b)	4,000	4,212,154
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2022 6.50%, 12/01/2042	1,175	1,218,087

		28,044,352

Connecticut – 1.0%
Connecticut State Health & Educational Facilities Authority (Yale University) Series 2023-A 2.80%, 07/01/2048	6,175	6,126,523
State of Connecticut (State of Connecticut) Series 2015-F 5.00%, 11/15/2030	2,000	2,011,897
5.00%, 11/15/2031	2,500	2,513,041
State of Connecticut Special Tax Revenue (State of Connecticut Special Tax Revenue) Series 2023-A 5.25%, 07/01/2042	7,000	7,497,661

		18,149,122

Delaware – 0.0%
Delaware State Economic Development Authority (Newark Charter School) Series 2016 5.00%, 09/01/2046	550	535,421

106 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

District of Columbia – 1.5%
District of Columbia Income Tax Revenue (District of Columbia Income Tax Revenue) Series 2024-A 5.00%, 10/01/2036	$10,500	$11,605,436
Series 2025-A 5.00%, 06/01/2045	1,200	1,245,142
Metropolitan Washington Airports Authority Aviation Revenue (Metropolitan Washington Airports Authority Aviation Revenue) Series 2018-A 5.00%, 10/01/2038	2,630	2,650,804
Series 2021-A 5.00%, 10/01/2046	10,000	9,959,320
Washington Metropolitan Area Transit Authority (Washington Metropolitan Area Transit Authority State Lease) Series 2023 5.25%, 07/15/2053	2,610	2,671,413

		28,132,115

Florida – 5.5%
Bexley Community Development District (Bexley Community Development District) Series 2016 4.70%, 05/01/2036	1,750	1,739,688
Cape Coral Health Facilities Authority (Gulf Care Obligated Group) Series 2015 5.875%, 07/01/2040(b)	1,000	649,350
Capital Projects Finance Authority/FL (Navigator Academy of Leadership Obligated Group) Series 2024 5.00%, 06/15/2044(b)	1,760	1,632,682
Capital Projects Finance Authority/FL (PRG - UnionWest Properties) Series 2024 0.00%, 06/01/2062(b)(f)	3,400	498,427
5.00%, 06/01/2054(b)	2,000	1,889,139
5.25%, 06/01/2044(b)	1,000	995,522
Capital Trust Agency, Inc. (Educational Growth Fund) Series 2021 Zero Coupon, 07/01/2061(b)	5,000	345,697
5.00%, 07/01/2056(b)	2,000	1,726,200

ABFunds.com	AB Municipal Income Fund 107

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Capital Trust Agency, Inc. (Team Success A School of Excellence) Series 2020 4.25%, 06/01/2030(b)	$1,435	$1,369,585
City of Lakeland FL (Lakeland Regional Health Systems Obligated Group) Series 2024 5.00%, 11/15/2044	2,000	2,023,676
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2038	1,000	530,858
County of Broward FL Airport System Revenue (County of Broward FL Airport System Revenue) Series 2019-C 2.384%, 10/01/2026	5,500	5,360,563
County of Miami-Dade FL Aviation Revenue (County of Miami-Dade FL Aviation Revenue) Series 2015-A 5.00%, 10/01/2038	4,300	4,287,979
Series 2019-A 5.00%, 10/01/2049	2,500	2,442,706
Series 2024-A 5.00%, 10/01/2036	10,000	10,505,017
Series 2025-A 5.50%, 10/01/2055	1,995	2,035,069
County of Palm Beach FL (Provident Group - LU Properties II) Series 2024 8.50%, 06/01/2033	100	100,445
County of Palm Beach FL (Provident Group - LU Properties) Series 2024 6.00%, 06/01/2044	1,000	961,756
6.125%, 06/01/2054	1,000	947,455
County of Pasco FL (H Lee Moffitt Cancer Center & Research Institute Obligated Group) Series 2023 5.00%, 07/01/2030(b)	10,000	10,734,572
Escambia County Housing Finance Authority (4900 S. Rio Grande Ave) Series 2023-A 6.88%, 11/01/2053(b)	220	229,255
Florida Development Finance Corp. (Assistance Unlimited) Series 2022 6.00%, 08/15/2057(b)	1,000	917,256

108 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Florida Development Finance Corp. (Brightline Trains Florida) AGM Series 2024 5.25%, 07/01/2053	$5,000	$4,913,000
Florida Development Finance Corp. (GFL Solid Waste Southeast) Series 2024 4.375%, 10/01/2054(b)	1,000	995,329
Florida Development Finance Corp. (Seaside School Consortium) Series 2022 6.00%, 06/15/2057	1,000	1,018,292
Florida Higher Educational Facilities Financial Authority (Nova Southeastern University) Series 2016 5.00%, 04/01/2032	1,125	1,132,868
Florida State Board of Governors (Florida State University Athletics Association) BAM Series 2024-A 5.00%, 10/01/2042	3,000	3,128,718
Greater Orlando Aviation Authority (Greater Orlando Aviation Authority) Series 2017-A 5.00%, 10/01/2031	1,200	1,229,522
Series 2024 5.00%, 10/01/2036	1,590	1,680,302
5.00%, 10/01/2037	1,500	1,570,080
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group) Series 2016 5.00%, 06/01/2036	2,190	2,194,493
Series 2024 5.25%, 06/01/2054	2,155	2,171,448
Hillsborough County Aviation Authority (Hillsborough County Aviation Authority) Series 2024 5.50%, 10/01/2049	2,000	2,077,316
Hillsborough County Industrial Development Authority (BayCare Obligated Group) Series 2024 4.125%, 11/15/2051	2,000	1,699,507
Jacksonville Transportation Authority (Jacksonville Transportation Authority Fuel Tax) Series 2025 5.00%, 08/01/2035	1,545	1,726,634
JEA Water & Sewer System Revenue (JEA Water & Sewer System Revenue) Series 2024-A 5.00%, 10/01/2043	1,000	1,039,103

ABFunds.com	AB Municipal Income Fund 109

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Lee County Industrial Development Authority/FL (Shell Point Obligated Group) Series 2024 4.375%, 11/15/2029	$1,500	$1,500,395
Marshall Creek Community Development District (Marshall Creek Community Development District 2002A) Series 2017 5.00%, 05/01/2032	1,070	1,071,082
Marshall Creek Community Development District (Marshall Creek Community Development District) Series 2016 6.32%, 05/01/2045	110	109,481
Miami-Dade County Educational Facilities Authority (University of Miami) Series 2024-A 5.00%, 04/01/2045	2,300	2,323,455
Series 2025-B 5.25%, 04/01/2040	1,000	1,063,936
Miami-Dade County Expressway Authority (Miami-Dade County Expressway Authority) Series 2014-B 5.00%, 07/01/2031	3,750	3,753,443
North Broward Hospital District (North Broward Hospital District) Series 2017-B 5.00%, 01/01/2035	5,230	5,287,471
Orange County Health Facilities Authority (Orlando Health Obligated Group) Series 2025 5.00%, 10/01/2046	2,060	2,070,506
Orange County Health Facilities Authority (Presbyterian Retirement Communities Obligated Group) Series 2023 4.00%, 08/01/2042	1,000	876,669
Polk County Industrial Development Authority/FL (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(c)(d)(e)	950	551,000
Sarasota County Health Facilities Authority (Village On the Isle) Series 2017-A 5.00%, 01/01/2042	1,100	1,052,659
St. Johns County Industrial Development Authority (Presbyterian Retirement Communities Obligated Group) Series 2020 4.00%, 08/01/2055	1,000	776,355

110 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Tampa-Hillsborough County Expressway Authority (Tampa-Hillsborough County Expressway Authority) Series 2017-C 5.00%, 07/01/2048	$2,640	$2,647,671
Village Community Development District No. 15 (Village Community Development District No. 15 Series 2023 Phase I Special Assmnt) Series 2023 5.25%, 05/01/2054(b)	250	243,732

		101,827,364

Georgia – 2.9%
Development Authority of Burke County (The) (Georgia Power Co.) Series 2023 3.875%, 10/01/2032	3,245	3,255,174
Development Authority of Cobb County (The) (MT Bethel Christian Academy) Series 2025 6.25%, 06/01/2055(b)	1,000	1,015,256
Development Authority of Monroe County (The) (Georgia Power Co.) Series 2023 3.875%, 10/01/2048	3,750	3,756,153
Fayette County Development Authority (United States Soccer Federation) Series 2024 5.00%, 10/01/2031	575	616,354
5.25%, 10/01/2054	2,000	2,011,262
Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(b)	1,650	1,639,854
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2023-D 5.00%, 05/01/2054	6,000	6,231,535
Series 2024-C 5.00%, 12/01/2054	3,000	3,125,697
Series 2024-E 5.00%, 05/01/2055	1,595	1,661,321
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2023 4.601% (SOFR + 1.70%), 12/01/2053(a)	5,000	5,033,226
Series 2023-C 5.00%, 09/01/2053	5,000	5,223,579

ABFunds.com	AB Municipal Income Fund 111

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Main Street Natural Gas, Inc. (Toronto-Dominion Bank) Series 2024-D 5.00%, 04/01/2054	$1,570	$1,642,289
Metropolitan Atlanta Rapid Transit Authority (Metropolitan Atlanta Rapid Transit Authority Sales Tax) Series 2025-B 5.00%, 07/01/2036	1,900	2,160,352
Municipal Electric Authority of Georgia (Municipal Electric Authority of Georgia) Series 2019 5.00%, 01/01/2037	150	152,757
5.00%, 01/01/2039	100	101,181
5.00%, 01/01/2049	2,000	1,971,250
5.00%, 01/01/2056	1,350	1,326,395
Series 2022 5.50%, 07/01/2063	2,000	2,032,298
Private Colleges & Universities Authority (Emory University) Series 2023 5.00%, 09/01/2033(b)	10,000	11,011,026

		53,966,959

Guam – 0.4%
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2029	1,840	1,870,611
5.00%, 12/01/2030	565	574,145
5.00%, 12/01/2032	790	801,068
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2015 5.00%, 11/15/2029	2,000	2,010,589
Series 2015-D 5.00%, 11/15/2033	410	411,557
5.00%, 11/15/2035	1,365	1,368,811
Territory of Guam (Territory of Guam) Series 2019 5.00%, 11/15/2031	210	213,253

		7,250,034

Hawaii – 0.9%
City & County Honolulu HI Wastewater System Revenue (City & County Honolulu HI Wastewater System Revenue) Series 2020-A 2.624%, 07/01/2045	1,000	643,864

112 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2025 5.00%, 07/01/2035	$2,000	$2,264,673
State of Hawaii (State of Hawaii) Series 2016-F 4.00%, 10/01/2031	3,000	3,012,148
State of Hawaii Airports System Revenue (State of Hawaii Airports System Revenue) Series 2022-A 5.00%, 07/01/2047	1,250	1,238,862
5.00%, 07/01/2051	7,855	7,745,815
Series 2025-C 5.00%, 07/01/2041	1,260	1,294,814

		16,200,176

Idaho – 0.1%
Idaho Health Facilities Authority (North Canyon Medical Center) Series 2023 7.125%, 11/01/2057	1,000	1,049,000

Illinois – 5.6%
Chicago Board of Education (Chicago Board of Education) Series 2012-B 5.00%, 12/01/2033	1,605	1,604,873
Series 2015-C 5.25%, 12/01/2035	1,000	985,516
Series 2017-D 5.00%, 12/01/2031	1,800	1,810,616
Series 2017-G 5.00%, 12/01/2034	2,350	2,333,220
Series 2019-B 5.00%, 12/01/2030	235	239,602
5.00%, 12/01/2031	345	349,476
5.00%, 12/01/2032	155	156,473
5.00%, 12/01/2033	150	150,860
Series 2023-A 5.00%, 12/01/2034	3,250	3,332,361
Chicago O’Hare International Airport (Chicago O’Hare Intl Airport) Series 2022 4.625%, 01/01/2053	4,000	3,686,216
5.50%, 01/01/2055	10,900	11,162,533
Series 2024-A 5.50%, 01/01/2053	4,865	5,018,719
Series 2024-C 5.25%, 01/01/2044	1,350	1,380,378
5.25%, 01/01/2045	1,000	1,018,342

ABFunds.com	AB Municipal Income Fund 113

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

County of Cook IL (County of Cook IL) Series 2021-B 4.00%, 11/15/2025	$900	$903,037
Illinois Finance Authority (Centerpoint Joliet Terminal Railroad) Series 2024 4.125%, 12/01/2043(b)	1,450	1,402,027
Illinois Finance Authority (Mercy Health Corp.) Series 2016 5.00%, 12/01/2040	2,000	1,997,603
Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2021 5.125%, 05/15/2060	2,966	2,122,579
Illinois Housing Development Authority (Circle Park Preservation) Series 2024-H 4.00%, 01/01/2042	4,500	4,167,463
4.50%, 07/01/2062	2,000	1,854,388
Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2022 7.17%, 11/01/2038	150	150,595
Series 2024 5.67%, 11/01/2038(e)	1,430	1,358,173
Illinois State Toll Highway Authority (Illinois State Toll Highway Authority) Series 2009 6.184%, 01/01/2034	2,000	2,103,496
Series 2021-A 5.00%, 01/01/2043	15,000	15,269,960
Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority) Series 2017-A 5.00%, 06/15/2057	1,000	946,114
Series 2020 5.00%, 06/15/2050	9,310	9,025,572
Metropolitan Pier & Exposition Authority (State of Illinois McCormick Place Expansion Project Fund Lease) Series 2024 5.00%, 06/15/2053	1,175	1,127,044
State of Illinois (State of Illinois) Series 2017-D 5.00%, 11/01/2028	8,700	8,989,274

114 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2023-C 5.00%, 12/01/2045	$3,120	$3,119,248
Series 2024 5.00%, 02/01/2039	4,700	4,894,188
Series 2024-B 4.25%, 05/01/2046	2,000	1,779,081
5.25%, 05/01/2043	2,000	2,055,671
5.25%, 05/01/2045	4,625	4,716,834
Village of Pingree Grove IL Special Service Area No. 7 (Village of Pingree Grove IL Special Service Area No. 7) Series 2015 5.00%, 03/01/2036	2,317	2,218,717
Series 2015-B 6.00%, 03/01/2036	584	583,968

		104,014,217

Indiana – 1.7%
City of Fort Wayne IN (Do Good Foods Fort Wayne Obligated Group) 10.75%, 12/01/2029(c)(d)	105	10
City of Whiting IN (BP PLC) Series 2023 4.40%, 11/01/2045	4,000	4,047,692
City of Whiting IN (BP Products North America) Series 2025 4.20%, 06/01/2044(h)	1,120	1,116,580
Indiana Finance Authority (Brightmark Plastics Renewal Indiana) Series 2019 7.00%, 03/01/2039(b)(c)(d)	3,470	534,327
Indiana Finance Authority (CWA Authority, Inc.) Series 2024 5.00%, 10/01/2035	2,125	2,368,942
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 5.00%, 04/01/2029	1,080	1,122,117
Indiana Finance Authority (Ohio Valley Electric) Series 2020 3.00%, 11/01/2030	1,085	1,046,803
Series 2020-A 3.00%, 11/01/2030	1,295	1,247,561
Series 2021-B 2.50%, 11/01/2030	525	487,637

ABFunds.com	AB Municipal Income Fund 115

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-A 5.00%, 11/01/2054(b)	$1,665	$1,687,182
Series 2024-B 3.741% (SOFR + 0.71%), 11/01/2046(a)(e)	1,965	1,961,663
Indiana Finance Authority (SFP-PUFW I LLC) Series 2024 5.00%, 07/01/2049	1,000	970,634
Indianapolis Local Public Improvement Bond Bank (Pan Am Plaza Hotel) Series 2023 5.75%, 03/01/2043	1,000	1,037,486
6.00%, 03/01/2053	1,500	1,553,389
Series 2023-F 7.75%, 03/01/2067	1,225	1,333,535
BAM Series 2023 5.25%, 03/01/2067	10,000	10,174,723

		30,690,281

Iowa – 0.4%
Iowa Finance Authority (Wesley Retirement Services Obligated Group) Series 2021 4.00%, 12/01/2031	385	363,017
4.00%, 12/01/2041	820	649,270
4.00%, 12/01/2046	550	400,202
4.00%, 12/01/2051	985	678,420
Iowa Tobacco Settlement Authority (Iowa Tobacco Settlement Authority) Series 2021-B Zero Coupon, 06/01/2065	3,200	470,684
4.00%, 06/01/2049	530	530,000
PEFA, Inc. (Goldman Sachs Group) Series 2019 5.00%, 09/01/2049	4,000	4,043,766

		7,135,359

Kansas – 0.3%
City of Colby KS (Citizens Medical Center) Series 2024 5.50%, 07/01/2026	1,000	1,001,605
City of Overland Park KS Sales Tax Revenue (City of Overland Park KS Sales Tax Revenue) Series 2022 6.00%, 11/15/2034(b)	115	119,498

116 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

6.50%, 11/15/2042(b)	$1,185	$1,228,861
Kansas Development Finance Authority (State of Kansas Lease) Series 2021-K 1.369%, 05/01/2027	2,405	2,279,775

		4,629,739

Kentucky – 1.3%
City of Henderson KY (Pratt Paper KY LLC) Series 2022 3.70%, 01/01/2032(b)	780	754,374
County of Trimble KY (Louisville Gas & Electric) Series 2020 1.30%, 09/01/2044	1,500	1,379,916
Kenton County Airport Board (Kenton County Airport Board) Series 2024-A 5.25%, 01/01/2049	2,000	2,028,041
Kentucky Economic Development Finance Authority (Louisville Arena Authority) AGM Series 2017-A 5.00%, 12/01/2047	1,250	1,226,147
Kentucky Economic Development Finance Authority (Owensboro Health Obligated Group) Series 2015 5.25%, 06/01/2050	3,015	2,903,637
Kentucky Public Energy Authority (BP PLC) Series 2024-B 5.00%, 01/01/2055	2,085	2,191,869
Kentucky Public Energy Authority (Morgan Stanley) Series 2023-A 4.868% (SOFR + 1.98%), 04/01/2054(a)	5,000	5,000,000
Kentucky State Property & Building Commission (Commonwealth of Kentucky Lease) Series 2024-A 4.00%, 11/01/2041	3,430	3,182,940
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2016 5.00%, 10/01/2030	2,330	2,367,298
5.00%, 10/01/2033	2,670	2,700,521

		23,734,743

ABFunds.com	AB Municipal Income Fund 117

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Louisiana – 1.3%
City of New Orleans LA Water System Revenue (City of New Orleans LA Water System Revenue) AGM Series 2021 2.889%, 12/01/2041	$1,000	$721,409
Louisiana Local Government Environmental Facilities & Community Development Auth (Louisiana Utilities Restoration ELL System Restoration Revenue) Series 2023 5.048%, 12/01/2034	2,180	2,193,456
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation) Series 2017 5.00%, 10/01/2033	3,790	3,870,459
5.00%, 10/01/2044	3,500	3,409,511
Louisiana Public Facilities Authority (Calcasieu Bridge Partners) Series 2024 5.00%, 09/01/2066	1,500	1,416,803
5.75%, 09/01/2064	3,840	3,960,882
Louisiana Public Facilities Authority (ElementUS Minerals LLC) Series 2023 5.00%, 10/01/2043(b)	5,000	5,017,270
Louisiana Public Facilities Authority (Prerefunded - US Govt Agencies) Series 2016 5.00%, 05/15/2034	20	20,352
New Orleans Aviation Board (New Orleans Aviation Board) Series 2024 5.25%, 01/01/2041	1,210	1,253,646
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040(b)	1,000	1,071,627
Parish of St. John the Baptist LA (Marathon Oil Corp.) Series 2024 3.30%, 06/01/2037	1,100	1,077,776

		24,013,191

Maryland – 1.4%
Maryland Economic Development Corp. (Core Natural Resources) Series 2025 5.00%, 07/01/2048(b)	1,000	975,008

118 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Maryland Economic Development Corp. (Ports America Chesapeake) Series 2017-A 5.00%, 06/01/2035	$1,035	$1,053,811
Maryland Economic Development Corp. (Purple Line Transit Partners) Series 2022 5.25%, 06/30/2052	6,000	5,848,553
Maryland Health & Higher Educational Facilities Authority (TidalHealth Obligated Group) Series 2020 4.00%, 07/01/2036	305	297,618
4.00%, 07/01/2037	360	342,546
5.00%, 07/01/2046	2,960	2,943,447
Maryland Stadium Authority (Baltimore City Public School Construction Financing Fund) Series 2020 5.00%, 05/01/2050	4,400	4,578,748
Maryland Stadium Authority (State of Maryland Built to Learn Revenue State Lease) Series 2024 5.00%, 06/01/2045	4,735	4,853,593
Maryland State Transportation Authority (Maryland State Transportation Authority) Series 2021-A 5.00%, 07/01/2051	4,990	5,058,535

		25,951,859

Massachusetts – 3.3%
Commonwealth of Massachusetts (Commonwealth of Massachusetts) Series 2022-B 4.11%, 07/15/2031	760	751,022
Series 2024 5.00%, 12/01/2054	5,000	5,086,185
Series 2024-A 5.00%, 01/01/2041	3,000	3,182,054
Series 2024-B 5.00%, 05/01/2043	2,000	2,093,097
Commonwealth of Massachusetts Transportation Fund Revenue (Commonwealth of Massachusetts Transportation Fund Revenue) Series 2023 5.00%, 06/01/2053	10,000	10,163,944
Series 2023-B 5.00%, 06/01/2051	5,000	5,096,814

ABFunds.com	AB Municipal Income Fund 119

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Massachusetts Bay Transportation Authority Sales Tax Revenue (Massachusetts Bay Transportation Authority Sales Tax Revenue) Series 2023-A 5.25%, 07/01/2053	$4,840	$5,016,681
Series 2024-A 5.25%, 07/01/2052	1,000	1,045,539
Massachusetts Development Finance Agency (Emerson College) Series 2018 5.00%, 01/01/2048	1,180	1,141,465
Massachusetts Development Finance Agency (Mass General Brigham) Series 2016Q 5.00%, 07/01/2041	10,000	10,043,997
Massachusetts Development Finance Agency (Tufts Medicine Obligated Group) Series 2024 8.50%, 10/01/2026	1,220	1,227,210
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016 5.00%, 07/01/2036	2,385	2,402,464
Series 2017-L 5.00%, 07/01/2044	5,000	4,900,120
Massachusetts Port Authority (Massachusetts Port Authority) Series 2021-E 5.00%, 07/01/2051	5,000	4,902,218
Massachusetts Water Resources Authority (Massachusetts Water Resources Authority) Series 2024-B 5.00%, 08/01/2042	2,945	3,128,523

		60,181,333

Michigan – 1.2%
City of Detroit MI (City of Detroit MI) Series 2014-B 4.00%, 04/01/2044(f)	1,989	1,528,445
Series 2021-B 3.644%, 04/01/2034	275	245,337
Series 2023-A 6.00%, 05/01/2039	2,000	2,211,339
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) AGM Series 2006-D 3.655% (CME Term SOFR 3 Month + 0.60%), 07/01/2032(a)	5,000	4,935,468

120 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Detroit Downtown Development Authority (Detroit Downtown Development Authority Catalyst Development Area) Series 2024 5.00%, 07/01/2048	$1,420	$1,429,513
Kalamazoo Economic Development Corp. (Heritage Community of Kalamazoo Obligated Group) Series 2020 5.00%, 05/15/2055	2,000	1,688,820
Michigan Finance Authority (Corewell Health Obligated Group) Series 2016 5.00%, 11/01/2044	1,500	1,483,187
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-A 3.267%, 06/01/2039	2,000	1,847,607
Series 2020-B Zero Coupon, 06/01/2065	1,250	125,997
Michigan Finance Authority (Public Lighting Authority) Series 2014-B 5.00%, 07/01/2033	2,485	2,487,493
Michigan State Hospital Finance Authority (Corewell Health Obligated Group) Series 2025-A 5.00%, 08/15/2045	3,000	3,086,332
Plymouth Educational Center Charter School (Plymouth Educational Center Charter School) Series 2005 5.375%, 11/01/2030(c)(d)	2,000	1,000,000

		22,069,538

Minnesota – 0.7%
City of Brooklyn Park MN (Brooklyn Park AH I LLLP) Series 2023 6.205%, 01/01/2042(b)(f)	2,000	2,010,029
City of Brooklyn Park MN (Brooklyn Park AH II LLLP) Series 2024 6.26%, 07/01/2041(b)	1,500	1,426,452
City of Columbus MN (Adalyn Avenue LLLP) Series 2023 5.98%, 12/01/2041(b)	1,500	1,457,117

ABFunds.com	AB Municipal Income Fund 121

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Dakota County Community Development Agency (Rosemont AH I LLLP) Series 2023 5.66%, 07/01/2041(b)	$1,415	$1,327,698
Minneapolis-St. Paul Metropolitan Airports Commission (Minneapolis-St Paul Metropolitan Airports Commission) Series 2022-B 5.00%, 01/01/2047	4,500	4,425,610
Series 2024 5.00%, 01/01/2041	2,000	2,027,360
Minnesota Higher Education Facilities Authority (St. Olaf College) Series 2015-8 5.00%, 12/01/2030	1,000	1,006,555

		13,680,821

Mississippi – 0.1%
City of Gulfport MS (Memorial Hospital at Gulfport Obligated Group) Series 2025 5.25%, 07/01/2043	1,125	1,155,761
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi) Series 2022 8.00%, 12/01/2029(e)	1,250	933,559

		2,089,320

Missouri – 1.4%
City of St. Charles MO (City of St. Charles MO) Series 2024-A 5.00%, 03/01/2042	2,805	2,955,212
Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group) Series 2019 4.00%, 02/01/2042	2,900	2,504,910
4.00%, 02/01/2048	2,965	2,378,849
5.00%, 02/01/2042	2,695	2,669,320
5.00%, 02/01/2048	400	377,604
Health & Educational Facilities Authority of the State of Missouri (Mercy Health/MO) Series 2023 5.50%, 12/01/2048	10,000	10,325,900
Howard Bend Levee District (Howard Bend Levee District) XLCA Series 2005 5.75%, 03/01/2027	175	181,052

122 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Kansas City Industrial Development Authority (Kingswood Senior Living Community) Series 2021 2.00%, 11/15/2046(c)(d)	$522	$24,187
5.00%, 11/15/2046(c)(d)	1,169	774,682
Series 2021-A 10.00%, 11/15/2046(c)(d)	360	302,765
Series 2021-C 7.50%, 11/15/2037(c)(d)	288	218,169
Kansas City Industrial Development Authority (Platte Purchase Project) Series 2019 5.00%, 07/01/2040(b)	390	341,187
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2021-A 5.00%, 08/15/2056	2,700	2,254,152

		25,307,989

Nevada – 1.2%
City of Las Vegas NV (City of Las Vegas NV) Series 2015-C 5.00%, 09/01/2027	1,400	1,417,070
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(b)	2,000	294,734
Clark County School District (Clark County School District) AGM Series 2019-B 3.00%, 06/15/2036	6,725	5,790,109
3.00%, 06/15/2037	4,305	3,619,231
Clark County Water Reclamation District (Clark County Water Reclamation District) Series 2023 5.00%, 07/01/2049	10,000	10,233,179
Reno-Tahoe Airport Authority (Reno-Tahoe Airport Authority) Series 2024 5.25%, 07/01/2037	1,000	1,069,548

		22,423,871

New Hampshire – 1.5%
National Finance Authority (NFA 2024-3) Series 2024-3, Class A 4.034%, 10/20/2051	2,487	2,191,668

ABFunds.com	AB Municipal Income Fund 123

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New Hampshire Business Finance Authority (ARC70 II TRUST) Series 2024 4.15%, 10/20/2040	$2,000	$1,854,586
New Hampshire Business Finance Authority (Brazoria-Fort Bend County Municipal Utility District No. 3) Series 2024 4.875%, 12/01/2033(b)	677	666,382
New Hampshire Business Finance Authority (Emberly & Canterra Creek Projects) Series 2024 5.375%, 12/01/2031(b)	956	944,062
New Hampshire Business Finance Authority (Lakes Fresh Water Supply District of Denton County) Series 2024 5.00%, 12/01/2028(b)	1,000	995,660
New Hampshire Business Finance Authority (New Hampshire Business Finance Authority) Series 2025 4.75%, 06/20/2041(h)	1,000	998,800
Series 2025-A Zero Coupon, 02/01/2035(b)	1,450	787,593
New Hampshire Business Finance Authority (NFA 2020-1) Series 2020-1, Class A 4.125%, 01/20/2034	4,872	4,784,322
New Hampshire Business Finance Authority (NFA 2022-1) Series 2022-1, Class A 4.375%, 09/20/2036	7,694	7,459,628
Series 2022-1, Class X 0.334%, 09/20/2036(g)	5,963	117,285
New Hampshire Business Finance Authority (NFA 2022-2) Series 2022-2, Class A 4.00%, 10/20/2036	3,858	3,628,466
New Hampshire Business Finance Authority (NFA 2024-1) Series 2024-1, Class X 0.495%, 07/01/2051(g)	2,703	99,028
New Hampshire Business Finance Authority (NFA 2024-2) Series 2024-2, Class X 0.506%, 08/20/2039(g)	1,988	78,634
New Hampshire Business Finance Authority (NFA 2025-1) Series 2025 5.875%, 12/15/2033(b)	2,035	2,038,198

124 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2025-1, Class A1 4.087%, 01/20/2041	$999	$928,789
New Hampshire Business Finance Authority (Tamarron Project) Series 2024 5.25%, 12/01/2035(b)	828	821,921

		28,395,022

New Jersey – 4.3%
Morris-Union Jointure Commission (Morris-Union Jointure Commission COP) AGM Series 2013 5.00%, 08/01/2025	2,055	2,057,785
New Jersey Economic Development Authority (DRP Urban Renewal 4 LLC) Series 2025 6.625%, 01/01/2045(b)	1,000	1,013,593
New Jersey Economic Development Authority (New Jersey-American Water) Series 2023 3.75%, 11/01/2034	2,000	1,986,668
New Jersey Economic Development Authority (Port Newark Container Terminal) Series 2017 5.00%, 10/01/2037	3,320	3,303,559
New Jersey Educational Facilities Authority (Ramapo College of New Jersey) AGM Series 2022-A 4.00%, 07/01/2042	1,000	923,183
4.00%, 07/01/2047	285	255,104
New Jersey Health Care Facilities Financing Authority (New Jersey Health Care Facilities Financing Authority State Lease) Series 2017 5.00%, 10/01/2034	5,000	5,143,281
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2027	5,000	5,090,830
5.00%, 06/15/2029	2,175	2,210,194
New Jersey Transportation Trust Fund Authority (State of New Jersey Lease) Series 2022 4.00%, 06/15/2050	7,585	6,394,131
Series 2023-B 5.00%, 06/15/2040	2,985	3,101,021
5.00%, 06/15/2043	1,985	2,024,560

ABFunds.com	AB Municipal Income Fund 125

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2024-A 4.00%, 06/15/2042	$6,700	$6,056,982
5.00%, 06/15/2042	8,000	8,211,680
Series 2024-C 5.00%, 06/15/2045	2,500	2,533,056
New Jersey Turnpike Authority (New Jersey Turnpike Authority) Series 2017-A 5.00%, 01/01/2034	5,000	5,109,856
Series 2024-A 4.00%, 01/01/2035	3,000	3,105,158
Series 2024-C 5.00%, 01/01/2043	3,000	3,119,443
5.00%, 01/01/2044	2,000	2,068,899
Series 2025-A 5.25%, 01/01/2055(h)	1,000	1,033,502
Series 2025-C 5.00%, 01/01/2031(h)	1,000	1,082,654
Tobacco Settlement Financing Corp./NJ (Tobacco Settlement Financing Corp/NJ) Series 2018-B 5.00%, 06/01/2046	9,985	9,572,729
Union County Utilities Authority (County of Union NJ Lease) Series 2011-A 5.25%, 12/01/2031	3,995	4,001,150

		79,399,018

New Mexico – 0.3%
New Mexico Municipal Energy Acquisition Authority (Royal Bank of Canada) Series 2025 5.00%, 06/01/2054	5,000	5,227,949

New York – 9.5%
Build NYC Resource Corp. (Albert Einstein College of Medicine) Series 2016 5.50%, 09/01/2045(b)	6,685	6,687,672
Build NYC Resource Corp. (TrIPs Obligated Group) Series 2025 5.50%, 07/01/2050(h)	1,000	1,016,200
City of New York NY (City of New York NY) Series 2019-E 5.00%, 08/01/2025	470	471,569
Series 2021 1.396%, 08/01/2027	5,205	4,892,956

126 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2024-C 5.00%, 03/01/2043	$1,000	$1,036,860
Series 2024-D 4.00%, 04/01/2045	3,180	2,839,576
Dutchess County Local Development Corp. (Bard College) Series 2020-A 5.00%, 07/01/2051	2,475	2,386,541
Long Island Power Authority (Long Island Power Authority) Series 2023-E 5.00%, 09/01/2048	2,650	2,689,662
5.00%, 09/01/2053	2,350	2,376,607
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2016-D 5.00%, 11/15/2027	1,000	1,025,594
5.00%, 11/15/2031	5,000	5,107,169
Series 2020-C 5.25%, 11/15/2055	1,000	1,014,577
Series 2020-D 5.00%, 11/15/2043	1,000	1,005,424
Series 202 5 5.25%, 11/15/2045	2,160	2,235,097
New York City Housing Development Corp. (8 Spruce NY Owner LLC) Series 2024 4.375%, 12/15/2031	315	319,657
5.25%, 12/15/2031	1,000	1,016,190
New York City Municipal Water Finance Authority (New York City Municipal Water Finance Authority) Series 2022-A 5.25%, 06/15/2052	5,000	5,156,982
Series 2023 5.00%, 06/15/2034	2,000	2,266,300
Series 2024-C 4.25%, 06/15/2054	2,000	1,778,347
New York City Transitional Finance Authority (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2024 5.00%, 11/01/2038	5,900	6,380,705
5.00%, 11/01/2039	1,700	1,816,264
Series 2025 5.00%, 05/01/2046	3,175	3,257,266
Series 2025-H 5.25%, 11/01/2045	2,530	2,668,990

ABFunds.com	AB Municipal Income Fund 127

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2018-S 5.00%, 07/15/2036	$9,800	$10,133,269
New York City Transitional Finance Authority Future Tax Secured Revenue (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2017-E1 5.00%, 02/01/2036	2,500	2,540,334
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.375%, 11/15/2040(b)	300	299,772
7.25%, 11/15/2044(b)	510	510,278
New York Power Authority (New York Power Authority SFP Transmission Project) AGM Series 2023 5.00%, 11/15/2048	8,000	8,125,333
5.00%, 11/15/2053	2,000	2,021,770
New York State Dormitory Authority (Cornell University) Series 2024-A 5.50%, 07/01/2054	2,000	2,122,826
New York State Dormitory Authority (Montefiore Obligated Group) Series 2024 5.50%, 11/01/2047	5,050	5,189,606
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2015-E 5.25%, 03/15/2033	2,000	2,007,759
New York State Dormitory Authority (White Plains Hospital Obligated Group) Series 2024 5.25%, 10/01/2049	4,560	4,561,552
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority) Series 2020 2.75%, 09/01/2050	3,905	3,880,826
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2016-A 5.00%, 01/01/2034	2,070	2,083,043

128 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2021-O 4.00%, 01/01/2043	$1,000	$923,530
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2020 4.00%, 10/01/2030	5,345	5,234,064
Series 2023 5.625%, 04/01/2040	6,500	6,663,156
New York Transportation Development Corp. (JFK Intl Air Terminal) Series 2022 5.00%, 12/01/2040	2,000	2,011,647
New York Transportation Development Corp. (JFK Millennium Partners) Series 2024 5.50%, 12/31/2060	2,000	2,008,264
AGC Series 2024 0.00%, 12/31/2054(f)	9,350	5,734,249
New York Transportation Development Corp. (JFK NTO LLC) Series 2023 5.375%, 06/30/2060	2,000	1,987,895
Series 2024 5.00%, 06/30/2060	4,215	3,948,621
5.50%, 06/30/2060	14,640	14,654,968
AGM Series 2023 5.00%, 06/30/2049	1,000	988,202
New York Transportation Development Corp. (Laguardia Gateway Partners) Series 2016-A 5.00%, 07/01/2046	3,930	3,820,100
Niagara Area Development Corp. (Reworld Holding Corp.) Series 2018-A 4.75%, 11/01/2042(b)	3,235	2,931,183
Oneida County Local Development Corp. (Hamilton College) Series 2021 5.00%, 07/01/2051	3,200	3,335,523
Onondaga Civic Development Corp. (Syracuse University) Series 2025 5.50%, 12/01/2056	2,000	2,120,994
Suffolk Regional Off-Track Betting Corp. (Suffolk Regional Off-Track Betting) Series 2024 6.00%, 12/01/2053	1,000	1,022,094

ABFunds.com	AB Municipal Income Fund 129

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.591%, 05/15/2036	$2,000	$1,590,942
2.917%, 05/15/2040	2,000	1,489,482
Series 2021-C 5.00%, 05/15/2051	5,000	5,050,837
Series 2022 3.951% (SOFR + 1.05%), 04/01/2026(a)	4,000	4,000,172
Series 2023 5.00%, 11/15/2043	2,000	2,080,529
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2020-A 5.00%, 11/15/2049	2,000	2,011,130

		176,530,155

North Carolina – 0.6%
City of Charlotte NC Airport Revenue (City of Charlotte NC Airport Revenue) Series 2023 5.00%, 07/01/2044	1,250	1,249,702
5.25%, 07/01/2053	7,250	7,334,763
Cumberland County Industrial Facilities & Pollution Control Financing Authority (American Titanium Metal) Series 2024 3.75%, 12/01/2027	1,000	1,000,323
Fayetteville State University (Fayetteville State University) Series 2023 5.00%, 04/01/2026(b)	375	379,465
North Carolina Turnpike Authority (North Carolina Turnpike Authority) AGM Series 2024 Zero Coupon, 01/01/2053	2,000	472,513

		10,436,766

Ohio – 2.4%
Columbus Regional Airport Authority (Columbus Regional Airport Authority) Series 2025 5.25%, 01/01/2041	1,925	2,000,870
County of Cuyahoga OH (MetroHealth System/The) Series 2017 5.00%, 02/15/2042	8,000	7,694,550

130 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

County of Hamilton OH (Christ Hospital Obligated Group) Series 2023 5.00%, 06/01/2042	$2,000	$1,986,917
County of Hamilton OH (UC Health Obligated Group) Series 2020 5.00%, 09/15/2050	3,045	2,860,152
County of Washington OH (Marietta Area Health Care Obligated Group) Series 2022 6.625%, 12/01/2042	2,000	2,122,611
Lancaster Port Authority (Royal Bank of Canada) Series 2024-A 5.00%, 02/01/2055	1,000	1,044,562
Ohio Air Quality Development Authority (American Electric Power) Series 2024 3.70%, 10/01/2028	5,500	5,439,082
Ohio Air Quality Development Authority (Duke Energy Corp.) Series 2022 4.25%, 11/01/2039	2,000	2,014,793
Ohio Higher Educational Facility Commission (John Carroll University) Series 2025 5.375%, 10/01/2045(h)	1,000	983,208
Ohio Higher Educational Facility Commission (University of Dayton) Series 2022 5.00%, 02/01/2052	4,000	3,960,340
Ohio Higher Educational Facility Commission (Xavier University) Series 2024 5.00%, 05/01/2038	1,010	1,049,568
Ohio Housing Finance Agency (Ohio Housing Finance Agency) Series 2024 7.50%, 03/01/2049	2,500	2,986,125
Ohio State University (The) (Ohio State University) Series 2023 5.25%, 12/01/2046	1,000	1,047,627
University of Toledo (University of Toledo) Series 2023-B 3.882% (SOFR + 0.90%), 06/01/2036(a)(b)	9,530	9,362,011

		44,552,416

ABFunds.com	AB Municipal Income Fund 131

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Oklahoma – 0.9%
Oklahoma Development Finance Authority (Oklahoma Development Finance Authority) Series 2022 4.714%, 05/01/2052	$5,000	$4,470,067
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2022-A 5.50%, 08/15/2044	2,360	2,303,632
Oklahoma Turnpike Authority (Oklahoma Turnpike Authority) Series 2025-A 5.50%, 01/01/2054	2,140	2,275,046
Series 2025-B 5.00%, 01/01/2037(h)	1,780	1,928,729
AGC Series 2025-A 4.25%, 01/01/2055	4,000	3,692,181
Tulsa Municipal Airport Trust Trustees/OK (American Airlines, Inc.) Series 2025 6.25%, 12/01/2035	1,370	1,497,864

		16,167,519

Oregon – 0.0%
Multnomah County School District No. 40 (Multnomah County School District No. 40) Series 2023-A Zero Coupon, 06/15/2043	1,000	407,612
Umatilla County School District No. 6R Umatilla (Umatilla County School District No. 6R Umatilla) Series 2023-B Zero Coupon, 06/15/2053	2,000	445,296

		852,908

Other – 0.5%
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2024-ML22) Series 2024-ML22, Class AUS 4.546%, 10/25/2040	993	996,534
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2024-ML23) Series 2024-ML23, Class AUS 4.563%, 04/25/2042(b)	998	978,662
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLM) 4.759%, 08/25/2041	4,487	4,449,466

132 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLMC Multifamily VRD Certificates) Series 2025-M 4.095%, 11/25/2042	$3,244	$3,140,745

		9,565,407

Pennsylvania – 4.1%
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2024 0.00%, 06/30/2044(f)	793	568,998
5.00%, 06/30/2039	1,920	1,776,404
8.00%, 06/30/2034	280	281,481
Series 2024-A 6.00%, 06/30/2034	135	141,953
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 5.00%, 07/01/2027	1,475	1,507,900
Chambersburg Area Municipal Authority (Wilson College) Series 2018 5.75%, 10/01/2038	2,350	2,240,193
5.75%, 10/01/2043	5,000	4,600,541
Chester County Industrial Development Authority (Collegium Charter School) Series 2022 5.00%, 10/15/2032(b)	850	852,286
Geisinger Authority (Kaiser Obligated Group) Series 2020 4.00%, 04/01/2039	3,820	3,568,730
5.00%, 04/01/2043	6,250	6,626,406
Montgomery County Higher Education & Health Authority (Thomas Jefferson University Obligated Group) Series 2022 5.00%, 05/01/2052	2,000	1,942,521
5.00%, 05/01/2057	3,000	2,900,461
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Dept. of Transportation) Series 2022 6.00%, 06/30/2061	10,000	10,379,130

ABFunds.com	AB Municipal Income Fund 133

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 06/30/2042	$1,000	$970,619
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2022-C 2.67% (MUNIPSA + 0.70%), 11/15/2047(a)	10,000	9,947,753
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson University Obligated Group) Series 2024 5.50%, 11/01/2054	1,300	1,338,091
Pennsylvania Turnpike Commission (Pennsylvania Turnpike Commission) Series 2022-A 5.00%, 12/01/2036	1,000	1,088,412
Pennsylvania Turnpike Commission Registration Fee Revenue (Pennsylvania Turnpike Commission Registration Fee Revenue) Series 2023 2.82% (MUNIPSA + 0.85%), 07/15/2041(a)	10,000	9,979,289
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action) Series 2015-A 6.375%, 06/01/2040	3,100	3,067,439
Philadelphia Gas Works Co. (Philadelphia Gas Works) Series 2017 5.00%, 08/01/2042	2,000	2,004,620
Pittsburgh Water & Sewer Authority (Pittsburgh Water & Sewer Authority) AGM Series 2023-C 3.831% (SOFR + 0.80%), 09/01/2040(a)(b)	10,000	9,871,193

		75,654,420

Puerto Rico – 1.0%
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2022-A Zero Coupon, 11/01/2051	2,067	1,064,275
5.069%, 11/01/2051	3,493	2,139,528
Series 2022-C Zero Coupon, 11/01/2043	6,380	3,828,000
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2021-C 3.50%, 07/01/2026(b)	2,000	1,922,481

134 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) AGM Series 2007-V 5.25%, 07/01/2031	$1,895	$1,880,688
NATL Series 2007-V 5.25%, 07/01/2033	1,150	1,126,271
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2023-A 6.625%, 01/01/2027	322	318,173
6.625%, 01/01/2028	2,454	2,418,502
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2045	1,000	1,112,370
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico Sales Tax Financing Sales Tax Revenue) Series 2018-A Zero Coupon, 07/01/2029	1,595	1,353,116
Series 2019-A 4.329%, 07/01/2040	1,339	1,248,893

		18,412,297

South Carolina – 3.6%
Columbia Housing Authority/SC (Garden Lakes Apartments) Series 2022 5.26%, 11/01/2032	100	97,413
5.41%, 11/01/2039	1,240	1,154,333
6.28%, 11/01/2039	100	93,449
Greenville Housing Authority/SC (Victor Verdae Apartments) Series 2023 6.16%, 05/01/2063(b)	3,000	2,653,266
Last Step Recycling LLC 9.50%, 12/15/2028(e)(i)(j)(k)	535	535,000
Patriots Energy Group Financing Agency (Royal Bank of Canada) Series 2023 5.25%, 02/01/2054	2,275	2,409,460
Series 2023-B 4.788% (SOFR + 1.90%), 02/01/2054(a)	5,000	5,154,056
Patriots Energy Group Financing Agency (Sumitomo Mitsui Financial Group) Series 2023-A 5.25%, 10/01/2054	2,000	2,105,341

ABFunds.com	AB Municipal Income Fund 135

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

South Carolina Jobs-Economic Development Authority (Bon Secours Mercy Health) Series 2020 5.00%, 12/01/2046	$2,855	$2,855,737
Series 2025 5.25%, 11/01/2043	1,000	1,035,260
South Carolina Jobs-Economic Development Authority (International Paper Co.) Series 2023 4.00%, 04/01/2033	1,000	1,001,652
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.50%, 06/01/2051(c)(d)(e)	1,450	217,500
South Carolina Jobs-Economic Development Authority (Novant Health Obligated Group) Series 2024 4.00%, 11/01/2042	7,000	6,343,510
4.50%, 11/01/2054	2,000	1,833,945
5.00%, 11/01/2038	2,000	2,107,591
5.25%, 11/01/2043	5,000	5,183,553
South Carolina Jobs-Economic Development Authority (Prisma Health Obligated Group) Series 2018 5.00%, 05/01/2038	2,500	2,531,515
Series 2018-A 5.00%, 05/01/2048	1,000	982,456
South Carolina Jobs-Economic Development Authority (PSG Patriot’s Place Apartments) Series 2022 0.00%, 06/01/2052(f)	1,600	1,119,578
South Carolina Public Service Authority (South Carolina Public Service Authority) Series 2015-A 5.00%, 12/01/2050	1,980	1,971,549
Series 2016-A 5.00%, 12/01/2036	4,750	4,754,774
Series 2016-B 5.00%, 12/01/2036	2,000	2,003,841
5.00%, 12/01/2056	6,250	6,139,634
Series 2022-A 4.00%, 12/01/2052	5,000	4,179,491

136 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.00%, 12/01/2055	$2,500	$2,464,038
Series 2025-A 5.25%, 12/01/2050	5,000	5,105,343

		66,033,285

South Dakota – 0.0%
South Dakota Housing Development Authority (Schuett Spearfish LP) Series 2023 6.15%, 09/01/2039	400	400,522

Tennessee – 1.6%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(b)	2,785	2,634,676
5.125%, 12/01/2042(b)	1,325	1,227,500
Hamilton County & Chattanooga Sports Authority (Hamilton County & Chattanooga Sports Authority) Series 2024-A 5.75%, 12/01/2050	1,500	1,644,530
6.00%, 12/01/2055	2,400	2,660,865
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.25%, 11/01/2042(b)	1,000	998,872
9.50%, 11/01/2052(b)	1,000	994,323
Metropolitan Government Nashville & Davidson County Sports Authority (Metropolitan Govt of Nashville & Davidson County TN) AGM Series 2023-A 5.25%, 07/01/2053	4,000	4,130,053
Metropolitan Government of Nashville & Davidson County TN (Metropolitan Govt of Nashville & Davidson County TN) Series 2024-C 5.00%, 01/01/2041	2,250	2,402,575
Metropolitan Nashville Airport Authority (The) (Metropolitan Nashville Airport Authority/The) Series 2022-B 5.50%, 07/01/2040	2,350	2,482,560
State of Tennessee (State of Tennessee) Series 2023 5.00%, 05/01/2042	2,215	2,346,570
Tennergy Corp./TN (Nomura Holdings, Inc.) Series 2022-A 5.50%, 10/01/2053	5,000	5,240,472

ABFunds.com	AB Municipal Income Fund 137

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Tennessee Energy Acquisition Corp. (Goldman Sachs Group) Series 2023-A 5.00%, 05/01/2053	$2,000	$2,047,726
Wilson County Health & Educational Facilities Board (Limestone Trail Apartments) Series 2021 4.00%, 12/01/2039	995	751,411

		29,562,133

Texas – 5.3%
Arlington Higher Education Finance Corp. (Cypress Christian School) Series 2024-2 5.75%, 06/01/2043(b)	1,020	1,020,559
Arlington Higher Education Finance Corp. (Harmony Public Schools) Series 2016-A 5.00%, 02/15/2033	1,410	1,424,421
Arlington Higher Education Finance Corp. (Magellan School/The) Series 2022 6.25%, 06/01/2052(b)	1,000	1,000,384
Board of Regents of the University of Texas System (Board of Regents of the University of Texas System) Series 2017-C 5.00%, 08/15/2025	700	702,747
Series 2017-J 5.00%, 08/15/2025	490	491,923
Central Texas Regional Mobility Authority (Central Texas Regional Mobility Authority) Series 2016 5.00%, 01/01/2033	1,300	1,309,442
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2031	2,500	2,502,696
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029	505	504,996
Series 2015-B 5.00%, 07/15/2030	4,650	4,649,668
Series 2018 5.00%, 07/15/2028	1,300	1,305,386
Series 2024-B 5.50%, 07/15/2038	2,345	2,410,819

138 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

County of Harris TX (County of Harris TX) Series 2020-A 3.00%, 10/01/2045	$1,600	$1,177,351
County of Harris TX Toll Road Revenue (County of Harris TX Toll Road Revenue) Series 2024-A 4.00%, 08/15/2054	1,000	848,502
Dallas Fort Worth International Airport (Dallas Fort Worth Intl Airport) Series 2022-A 4.507%, 11/01/2051	1,000	840,173
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group) Series 2022 2.82% (MUNIPSA + 0.85%), 07/01/2049(a)	1,000	1,000,102
Hidalgo County Regional Mobility Authority (Hidalgo County Regional Mobility Authority) Series 2022-A Zero Coupon, 12/01/2050	2,000	496,506
Series 2022-B Zero Coupon, 12/01/2042	2,000	755,433
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2044	1,785	1,729,281
Lamar Consolidated Independent School District (Lamar Consolidated Independent School District) Series 2023-A 5.00%, 02/15/2058	10,000	10,123,529
AGM Series 2023 5.50%, 02/15/2058	19,050	19,877,698
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(b)	4,500	4,490,559
New Hope Cultural Education Facilities Finance Corp. (Army Retirement Residence Obligated Group) Series 2022 5.75%, 07/15/2052	1,000	959,009
New Hope Cultural Education Facilities Finance Corp. (BSPV - Plano LLC) Series 2023 0.00%, 12/31/2030	177	113,630
7.25%, 12/31/2030	1,000	969,037

ABFunds.com	AB Municipal Income Fund 139

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community Obligated Group) Series 2021 2.00%, 11/16/2061(c)(d)(f)	$4,156	$1,450,002
7.50%, 11/15/2036(d)	970	790,140
7.50%, 11/15/2037(d)	150	117,266
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027(e)	1,665	1,664,997
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2055	425	344,628
Series 2022 5.00%, 01/01/2057	1,000	802,887
Newark Higher Education Finance Corp. (Abilene Christian University) Series 2022 4.00%, 04/01/2057	5,000	3,932,883
North Texas Tollway Authority (North Texas Tollway System) AGC Series 2008 Zero Coupon, 01/01/2036	7,200	4,691,788
Port of Beaumont Navigation District (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2024 10.00%, 07/01/2026(b)	1,000	1,023,165
Port of Beaumont Navigation District (Jefferson Railport Terminal II) Series 2021 1.875%, 01/01/2026(b)	850	837,683
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2024-A 5.75%, 12/01/2054	1,528	1,275,502
Tarrant County Cultural Education Facilities Finance Corp. (Tarrant County Cultural Education Facilities Finance) 5.00%, 11/15/2036(c)(d)(i)(j)	1,514	– 0	–
5.00%, 11/15/2045(c)(d)(i)(j)	3,097	– 0	–
Texas Municipal Gas Acquisition & Supply Corp. II (JPMorgan Chase & Co.) Series 2012-C 3.70% (CME Term SOFR 3 Month + 0.86%), 09/15/2027(a)	2,395	2,395,992

140 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-A 5.50%, 01/01/2054	$3,000	$3,169,745
Series 2023-B 5.50%, 01/01/2054	2,000	2,186,135
Texas Municipal Gas Acquisition & Supply Corp. V (Bank of America Corp.) Series 2024 5.00%, 01/01/2055	5,000	5,263,047
Texas State Public Finance Authority Charter School Finance Corp. (KIPP Texas, Inc.) Series 2014-A 5.00%, 08/15/2032	1,385	1,386,525
5.00%, 08/15/2034	1,945	1,946,989
Texas State University System (Texas State University System) Series 2024 4.00%, 03/15/2049	4,350	3,730,579
5.00%, 03/15/2043	1,000	1,038,903

		98,752,707

Utah – 0.5%
Grapevine Wash Local District (Grapevine Wash Local District Assessment Area No. 1) Series 2024-A 5.25%, 12/01/2044(b)	1,100	1,016,905
Intermountain Power Agency (Intermountain Power Agency) Series 2022-A 5.00%, 07/01/2045	5,045	5,085,932
Utah Housing Corp. (Utah Housing Corp.) Series 2020 4.58%, 01/01/2040(b)(f)	827	685,088
Wakara Ridge Public Infrastructure District (Wakara Ridge Public Infrastructure District Wakara Ridge Assessment Area) Series 2025 5.625%, 12/01/2054(b)	1,000	992,481
Wolf Creek Infrastructure Financing District No. 1 (Wolf Creek Infrastructure Financing District No. 1 Wolf Creek Assessment Area 1) Series 2025 5.75%, 12/01/2044	1,000	981,896

		8,762,302

ABFunds.com	AB Municipal Income Fund 141

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Vermont – 0.0%
Vermont Educational & Health Buildings Financing Agency (St. Michael’s College) Series 2023 5.50%, 10/01/2043(b)	$1,000	$875,111

Virginia – 0.9%
Arlington County Industrial Development Authority (Virginia Hospital Center Arlington Health System Obligated Group) Series 2020 4.00%, 07/01/2045	690	611,530
Cherry Hill Community Development Authority (Potomac Shores Project) Series 2015 5.40%, 03/01/2045(b)	1,410	1,410,445
Federal Home Loan Mortgage Corp. VA FEDMFH (FMMV M052) Series M052, Class A 2.65%, 06/15/2036	5,185	4,453,027
US Bank Trust Co. NA (Park Landing LP) Series 2022-B 5.90%, 08/01/2052	1,630	1,401,215
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay Obligated Group) Series 2023 5.375%, 09/01/2029	1,000	1,007,969
Virginia College Building Authority (Washington & Lee University) Series 2021 3.00%, 01/01/2040	2,000	1,598,196
Virginia Small Business Financing Authority (Capital Beltway Express) Series 2022 5.00%, 12/31/2047	1,000	1,002,686
Virginia Small Business Financing Authority (National Senior Communities Obligated Group) Series 2020 3.375%, 01/01/2051	1,000	713,732
5.00%, 01/01/2028	2,100	2,163,485
Virginia Small Business Financing Authority (Pure Salmon Virginia LLC) Series 2024 4.00%, 11/01/2052	2,000	2,000,462

		16,362,747

142 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Washington – 2.4%
Central Puget Sound Regional Transit Authority (Central Puget Sound Regional Transit Auth Sales Motor Vehicle & Rental Car Tax) Series 2016-S 5.00%, 11/01/2046	$2,000	$2,099,776
Central Puget Sound Regional Transit Authority (Central Puget Sound Regional Transit Authority Sales & Use Tax) Series 2009-2 5.491%, 11/01/2039	2,000	2,005,182
Grays Harbor County Public Hospital District No. 1 (Grays Harbor County Public Hospital District No. 1) Series 2023 6.875%, 12/01/2053	300	325,169
Grays Harbor County Public Hospital District No. 2 (Grays Harbor County Public Hospital District No. 2) Series 2018 5.00%, 12/15/2048	5,650	5,091,389
Port of Seattle WA (Port of Seattle WA) Series 2021 4.00%, 08/01/2041	2,000	1,753,984
Series 2022 5.00%, 08/01/2047	11,195	10,843,549
5.50%, 08/01/2047	1,000	1,024,245
Port of Tacoma WA (Port of Tacoma WA) Series 2016-B 5.00%, 12/01/2037	2,000	2,018,705
5.00%, 12/01/2038	2,500	2,522,660
Spokane County School District No. 81 Spokane (Spokane County School District No. 81 Spokane) Series 2012 3.00%, 12/01/2031	2,000	1,898,527
Washington Health Care Facilities Authority (Fred Hutchinson Cancer Center Obligated Group) Series 2020 5.00%, 09/01/2040	700	714,839
Series 2021 3.00%, 12/01/2034(b)	425	382,303
5.00%, 12/01/2027(b)	440	459,693
5.00%, 12/01/2028(b)	305	322,875
5.00%, 12/01/2029(b)	170	181,791
5.00%, 12/01/2030(b)	265	286,335
5.00%, 12/01/2031(b)	265	284,909
5.00%, 12/01/2032(b)	225	241,022

ABFunds.com	AB Municipal Income Fund 143

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.00%, 12/01/2033(b)	$490	$522,899
Series 2025 4.25%, 03/01/2044	1,765	1,615,152
5.00%, 03/01/2039	1,620	1,709,454
Washington Higher Education Facilities Authority (of Gonzaga University) Series 2023 4.00%, 04/01/2043	2,600	2,308,040
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2044(b)	1,000	911,645
Washington State Housing Finance Commission (Seattle Academy of Arts & Sciences) Series 2023 6.375%, 07/01/2063(b)	985	1,052,447
Washington State Housing Finance Commission (WSHFC 2021-1) Series 2021-1, Class A 3.50%, 12/20/2035	2,221	2,060,816
Series 2021-1, Class X 0.727%, 12/20/2035(g)	1,878	74,125
Washington State Housing Finance Commission (WSHFC 2024-1) Series 2024-1, Class A 4.085%, 03/20/2050	996	917,351

		43,628,882

West Virginia – 0.2%
Monongalia County Commission Excise Tax District (Monongalia County Commission Excise Tax District) Series 2023 0.00%, 06/01/2053(b)(f)	760	155,914
7.00%, 06/01/2043(b)	100	102,463
Tobacco Settlement Finance Authority/WV (Tobacco Settlement Finance Authority/WV) Series 2020 4.875%, 06/01/2049	1,340	1,220,003
West Virginia Economic Development Authority (Wyoming County Coal LLC) Series 2023 9.00%, 06/01/2038(b)	2,250	2,254,566

		3,732,946

144 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Wisconsin – 2.6%
St. Croix Chippewa Indians of Wisconsin (St. Croix Chippewa Indians of Wisconsin) Series 2021 5.00%, 09/30/2041(b)	$1,000	$861,742
Wisconsin Center District (Wisconsin Center District Ded Tax) Series 2022 5.25%, 12/15/2061(b)	1,000	935,011
Wisconsin Health & Educational Facilities Authority (Chiara Housing & Services Obligated Group) Series 2024 5.875%, 07/01/2055	1,000	940,054
Wisconsin Health & Educational Facilities Authority (Froedtert ThedaCare Health Obligated Group) Series 2019 4.00%, 12/15/2035	305	299,523
4.00%, 12/15/2036	335	325,922
4.00%, 12/15/2037	320	302,450
4.00%, 12/15/2038	335	311,105
Wisconsin Health & Educational Facilities Authority (Gundersen Lutheran Obligated Group) Series 2021 4.00%, 10/15/2035	1,375	1,364,959
4.00%, 10/15/2036	2,600	2,547,552
Wisconsin Housing & Economic Development Authority (Roers Sun Prairie Apartments Owner) Series 2022 4.625%, 03/15/2040(b)	255	216,920
Series 2022-A 3.875%, 12/01/2039(b)	1,170	988,119
Wisconsin Public Finance Authority (Alpha Ranch Water Control & Improvement District of Denton & Wise Counties) Series 2024 Zero Coupon, 12/15/2038(b)	2,000	887,902
Wisconsin Public Finance Authority (Beyond Boone LLC) AGM Series 2019 5.00%, 07/01/2054	775	757,295
5.00%, 07/01/2058	750	727,159
Wisconsin Public Finance Authority (Blue Ridge Healthcare Obligated Group) Series 2020 5.00%, 01/01/2035	500	519,125
5.00%, 01/01/2036	500	516,980
5.00%, 01/01/2037	500	514,475

ABFunds.com	AB Municipal Income Fund 145

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041(e)	$6,750	$5,973,760
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-B 5.00%, 12/01/2025	1,795	1,797,826
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.00%, 02/01/2052	1,150	1,088,966
5.00%, 02/01/2062	1,000	934,033
5.75%, 02/01/2052(b)	1,000	1,011,681
6.00%, 02/01/2062(b)	1,700	1,734,830
Wisconsin Public Finance Authority (FAH Tree House LLC) Series 2023 6.50%, 08/01/2053(b)	2,825	2,653,453
Wisconsin Public Finance Authority (Inperium Obligated Group) Series 2024 5.75%, 12/01/2054(b)	1,000	976,855
Wisconsin Public Finance Authority (Lackland Project) Series 2024 Zero Coupon, 02/01/2031	849	563,227
Wisconsin Public Finance Authority (Montgomery County Municipal Utility District Nos 123 & 153) Series 2024 Zero Coupon, 12/15/2034(b)	1,000	563,385
Wisconsin Public Finance Authority (North San Gabriel Municipal Utility District No. 1) Series 2023 Zero Coupon, 09/01/2029(b)	742	545,774
Wisconsin Public Finance Authority (Pine Lake Preparatory) Series 2015 5.50%, 03/01/2045(b)	3,465	3,465,026
Wisconsin Public Finance Authority (Puerto Rico Tollroads LLC) Series 2024 5.50%, 07/01/2044	1,000	1,023,999
Wisconsin Public Finance Authority (QCF Behavioral Hospitals I Obligated Group) Series 2024 7.50%, 07/01/2059(b)	1,000	1,101,384

146 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2042	$2,000	$1,958,283
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021 4.00%, 06/01/2056(b)	5,000	3,604,176
Series 2022 4.00%, 06/01/2049(b)	985	749,047
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2022 5.00%, 02/01/2033	2,000	1,953,285
Wisconsin Public Finance Authority (Triad Math & Science Academy) Series 2025 5.25%, 06/15/2065	1,000	930,753
Wisconsin Public Finance Authority (Waterstone Projects) Series 2024 5.50%, 12/15/2038(b)	1,000	982,970
Wisconsin Public Finance Authority (Wisconsin Public Finance Authority) Series 2024-1 4.10%, 09/25/2039	2,072	1,936,632

		48,565,638

Total Long-Term Municipal Bonds (cost $1,877,059,582)		1,788,358,444

Short-Term Municipal Notes – 1.1%
California – 0.1%
Nuveen California AMT-Free Quality Municipal Income Fund (Nuveen California AMT-Free Quality Municipal Income Fund) Series 2017 2.42%, 10/01/2047(b)(l)	2,000	2,000,000

New York – 0.4%
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2025 2.95% (MUNIPSA + 0.98%), 05/01/2026(a)	6,100	6,100,000

Other – 0.6%
Nuveen AMT-Free Municipal Credit Income Fund (Nuveen AMT-Free Municipal Credit Income Fund) Series 2019 2.42%, 03/01/2029(l)	5,200	5,200,000

ABFunds.com	AB Municipal Income Fund 147

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Nuveen AMT-Free Quality Municipal Income Fund (Nuveen AMT-Free Quality Municipal Income Fund) Series 2021 2.42%, 03/01/2029(l)	$6,100	$6,100,000

		11,300,000

Total Short-Term Municipal Notes (cost $19,393,316)		19,400,000

Total Municipal Obligations (cost $1,896,452,898)		1,807,758,444

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.6%
Agency CMBS – 0.6%
California Housing Finance Agency Series 2021-3, Class X 0.768%, 08/20/2036(g)	2,172	99,397
Federal Home Loan Mortgage Corp. Multifamily ML Certificates Series 2021-ML10, Class ACA 2.046%, 06/25/2038	950	766,008
Series 2021-ML10, Class AUS 2.032%, 01/25/2038	1,238	970,182
Series 2021-ML12, Class AUS 2.34%, 07/25/2041	1,923	1,553,727
Series 2022-ML13, Class XCA 0.958%, 07/25/2036(g)	1,498	79,308
Series 2022-ML13, Class XUS 0.985%, 09/25/2036(g)	2,584	170,158
Series 2024-ML21, Class AUS 4.519%, 08/25/2041	3,211	3,247,285
Series 2024-ML24, Class AUS 4.156%, 05/25/2041	4,367	4,107,946

		10,994,011

Non-Agency Fixed Rate CMBS – 0.0%
New Hampshire Business Finance Authority Series 2022-2, Class X 0.675%, 10/01/2036(g)	3,858	165,327
Washington State Housing Finance Commission Series 2023-1, Class X 1.45%, 04/20/2037(g)	4,929	486,422

		651,749

Total Commercial Mortgage-Backed Securities (cost $13,050,395)		11,645,760

148 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 0.0%
Financial Institutions – 0.0%
REITs – 0.0%
Bridgewater Castle Rock ALF LLC 9.50%, 06/30/2025 (cost $635,000)	$635	$637,223

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.0%
Non-Agency Fixed Rate – 0.0%
New York City Housing Development Corp. Series 2024 4.00%, 12/15/2031 (cost $215,000)	215	218,406

	Shares
PREFERRED STOCKS – 0.0%
Industrials – 0.0%
Energy – 0.0%
AES Guayama Holdings 0.00%(c)(i)(j) (cost $969,220)	53,964	157,035

	Principal Amount (000)
ASSET-BACKED SECURITIES – 0.0%
Other ABS - Floating Rate – 0.0%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth 12.50% (PRIME 1 Month + 4.00%), 03/04/2026(a)(i)(j) (cost $79,177)	$80	77,565

	Shares
SHORT-TERM INVESTMENTS – 0.4%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.14%(m)(n)(o) (cost $6,741,313)	6,741,313	6,741,313

Total Investments – 98.7% (cost $1,918,143,003)		1,827,235,746
Other assets less liabilities – 1.3%		24,835,612

Net Assets – 100.0%		$1,852,071,358

ABFunds.com	AB Municipal Income Fund 149

PORTFOLIO OF INVESTMENTS (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at May 31, 2025	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 44, 5 Year Index, 6/20/2030*	(5.00)%	Quarterly	3.51%	USD 28,000	$(2,000,426)	$(1,338,925)	$(661,501)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	63,890	10/15/2028	CPI#	2.565%	Maturity	$(274,413)	$	– 0	–	$(274,413)
USD	58,000	10/15/2029	2.569%	CPI#	Maturity	128,356		– 0	–	128,356
USD	56,500	10/15/2029	2.485%	CPI#	Maturity	348,568		– 0	–	348,568
USD	43,694	10/15/2029	2.516%	CPI#	Maturity	205,680		– 0	–	205,680
USD	43,653	10/15/2029	2.451%	CPI#	Maturity	338,707		– 0	–	338,707
USD	43,653	10/15/2029	2.499%	CPI#	Maturity	240,497		– 0	–	240,497
USD	67,110	10/15/2030	CPI#	2.531%	Maturity	(160,101)		– 0	–	(160,101)

						$827,294	$	– 0	–	$827,294

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	30,000	01/15/2027	1 Day SOFR	2.540%	Annual	$(795,411)	$	– 0	–	$(795,411)
USD	20,000	01/15/2027	1 Day SOFR	2.143%	Annual	(684,582)		– 0	–	(684,582)
USD	3,900	10/15/2030	1 Day SOFR	4.092%	Annual	79,172		– 0	–	79,172
USD	24,670	07/31/2031	1 Day SOFR	3.877%	Annual	88,946		– 0	–	88,946
USD	36,900	12/03/2031	1 Day SOFR	4.178%	Annual	972,172		– 0	–	972,172
USD	32,540	03/12/2032	1 Day SOFR	3.843%	Annual	203,617		(186)		203,803
USD	24,953	08/15/2034	3.844%	1 Day SOFR	Annual	82,234		– 0	–	82,234
USD	22,800	08/15/2034	3.304%	1 Day SOFR	Annual	1,200,363		– 0	–	1,200,363
USD	13,700	08/15/2034	3.545%	1 Day SOFR	Annual	438,333		– 0	–	438,333
USD	9,687	08/15/2034	3.856%	1 Day SOFR	Annual	22,254		– 0	–	22,254
USD	9,250	08/15/2034	3.272%	1 Day SOFR	Annual	491,246		– 0	–	491,246
USD	13,800	02/15/2035	3.800%	1 Day SOFR	Annual	82,571		399		82,172

						$2,180,915		$213		$2,180,702

150 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
Bank of America NA	USD	2,500	03/12/2026	MMD 10 Year^	3.350%	Maturity	$(56,542)	$	– 0	–	$(56,542)
Bank of America NA	USD	2,500	05/06/2026	MMD 10 Year^	3.660%	Maturity	4,063		– 0	–	4,063
Citibank NA	USD	22,105	10/09/2029	1.125%	1 Week SIFMA*	Quarterly	1,573,167		– 0	–	1,573,167
JPMorgan Chase Bank NA	USD	10,000	06/04/2025	MMD 5 Year^	3.340%	Maturity	251,512		– 0	–	251,512
JPMorgan Chase Bank NA	USD	5,000	06/27/2025	MMD 5 Year^	3.200%	Maturity	94,465		– 0	–	94,465
JPMorgan Chase Bank NA	USD	3,000	03/16/2026	MMD 10 Year^	3.460%	Maturity	(37,746)		– 0	–	(37,746)
JPMorgan Chase Bank NA	USD	2,500	04/23/2026	MMD 10 Year^	3.840%	Maturity	50,825		– 0	–	50,825
Morgan Stanley Capital Services LLC	USD	5,000	08/29/2025	MMD 10 Year^	3.040%	Maturity	(170,431)		– 0	–	(170,431)
Morgan Stanley Capital Services LLC	USD	5,000	10/23/2025	MMD 10 Year^	3.240%	Maturity	(96,302)		– 0	–	(96,302)
Morgan Stanley Capital Services LLC	USD	5,000	12/19/2025	MMD 10 Year^	3.300%	Maturity	(93,719)		– 0	–	(93,719)
Morgan Stanley Capital Services LLC	USD	2,500	03/12/2026	MMD 10 Year^	3.350%	Maturity	(56,542)		– 0	–	(56,542)
Morgan Stanley Capital Services LLC	USD	5,000	03/26/2026	MMD 10 Year^	3.640%	Maturity	19,906		– 0	–	19,906
Morgan Stanley Capital Services LLC	USD	5,000	04/13/2026	MMD 10 Year^	3.890%	Maturity	130,136		– 0	–	130,136
Morgan Stanley Capital Services LLC	USD	2,500	05/29/2026	MMD 10 Year^	3.660%	Maturity	(1,916)		– 0	–	(1,916)

							$1,610,876	$	– 0	–	$1,610,876

^	Variable interest rate based on the Municipal Market Data AAA General Obligation Scale.

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at May 31, 2025.

(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At May 31, 2025, the aggregate market value of these securities amounted to $218,385,553 or 11.8% of net assets.

(c)	Non-income producing security.

(d)	Defaulted.

ABFunds.com	AB Municipal Income Fund 151

PORTFOLIO OF INVESTMENTS (continued)

(e)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 1.11% of net assets as of May 31, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
ARC70 II Trust (ARC70 II TRUST) Series 2023 4.84%, 04/01/2065	07/18/2023	$4,751,681	$4,427,004	0.24%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050	06/09/2022 - 07/20/2022	4,116,975	111,750	0.01%
Douglas County Housing Partnership (Bridgewater Castle Rock ALF) Series 2021 5.375%, 01/01/2041	01/14/2021	2,465,054	1,875,000	0.10%
Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2024 5.67%, 11/01/2038	10/19/2022	1,430,000	1,358,173	0.07%
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-B 3.741%, 11/01/2046	06/24/2024	1,965,000	1,961,663	0.11%
Industrial Development Authority of the County of Pima (The) (Edkey Obligated Group) Series 2020 5.00%, 07/01/2040	10/29/2020	1,378,916	948,500	0.05%
Last Step Recycling LLC 9.50%, 12/15/2028	03/26/2025	535,000	535,000	0.03%
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi) Series 2022 8.00%, 12/01/2029	12/13/2022	1,236,710	933,559	0.05%
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027	02/03/2023	1,665,000	1,664,997	0.09%
Polk County Industrial Development Authority/FL (Mineral Development LLC) Series 2020 5.875%, 01/01/2033	10/23/2020	950,000	551,000	0.03%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.50%, 06/01/2051	02/25/2022 - 10/20/2022	1,293,300	217,500	0.01%

152 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041	08/03/2021	$6,750,000	$5,973,760	0.32%

(f)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at May 31, 2025.

(g)	IO – Interest Only.

(h)	When-Issued or delayed delivery security.

(i)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(j)	Fair valued by the Adviser.

(k)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at May 31, 2025.

(l)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(m)	The rate shown represents the 7-day yield as of period end.

(n)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(o)	Affiliated investments.

As of May 31, 2025, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 7.2% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

AMT – Alternative Minimum Tax (subject to)

BAM – Build American Mutual

CDX-NAHY – North American High Yield Credit Default Swap Index

CFD – Community Facilities District

CHF – Collegiate Housing Foundation

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

COP – Certificate of Participation

FHLMC – Federal Home Loan Mortgage Corporation

MMD – Municipal Market Data

MUNIPSA – SIFMA Municipal Swap Index

NATL – National Interstate Corporation

PRIME – US Bank Prime Loan Rate

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

UPMC – University of Pittsburgh Medical Center

XLCA – XL Capital Assurance Inc.

See notes to financial statements.

ABFunds.com	AB Municipal Income Fund 153

PORTFOLIO OF INVESTMENTS

AB NEW YORK PORTFOLIO

May 31, 2025

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.6%
Long-Term Municipal Bonds – 96.7%
New York – 90.6%
Brookhaven Local Development Corp. (Jefferson’s Ferry) Series 2016 5.25%, 11/01/2036	$1,500	$1,518,486
Series 2020 4.00%, 11/01/2045	1,000	864,076
Broome County Local Development Corp. (Good Shepherd Village at Endwell Obligated Group) Series 2021 4.00%, 07/01/2047	1,000	793,530
Buffalo & Fort Erie Public Bridge Authority (Buffalo & Fort Erie Public Bridge Authority) Series 2017 5.00%, 01/01/2042	2,250	2,257,858
Build NYC Resource Corp. (City University of New York) Series 2014-A 5.00%, 06/01/2030	1,110	1,111,082
5.00%, 06/01/2033	1,320	1,321,255
5.00%, 06/01/2034	550	550,462
Build NYC Resource Corp. (Classical Charter School) Series 2023 4.75%, 06/15/2058	760	673,555
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School Obligated Group) Series 2022 5.75%, 06/01/2052(a)	2,125	2,065,708
Build NYC Resource Corp. (Global Community Charter School) Series 2022 5.00%, 06/15/2052	1,275	1,061,112
Build NYC Resource Corp. (Grand Concourse Acadmey Charter School) Series 2022 5.00%, 07/01/2052	1,285	1,182,174
5.00%, 07/01/2062	4,000	3,580,668
Build NYC Resource Corp. (Integration Charter Schools) Series 2021 5.00%, 06/01/2051(a)	1,500	1,194,784

154 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Build NYC Resource Corp. (Kipp NYC Public Charter Schools) Series 2023 5.25%, 07/01/2052	$2,000	$1,983,976
5.25%, 07/01/2057	1,865	1,836,319
5.25%, 07/01/2062	3,000	2,927,842
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.25%, 11/01/2029(b)(c)	2,555	1,533,000
5.50%, 11/01/2044(b)(c)	1,625	975,000
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) Series 2017 5.00%, 06/01/2052(d)	1,000	872,027
Build NYC Resource Corp. (South Bronx Charter School For Intl Cultures & The Arts) Series 2023 7.00%, 04/15/2053(a)	1,200	1,246,149
Build NYC Resource Corp. (Success Academy Charter Schools Obligated Group) Series 2024 4.00%, 09/01/2043	880	787,921
4.00%, 09/01/2044	1,025	911,028
Build NYC Resource Corp. (TrIPs Obligated Group) Series 2025 5.50%, 07/01/2050(e)	5,000	5,081,001
City of New York NY (City of New York NY) Series 2021 1.396%, 08/01/2027	5,905	5,550,990
1.723%, 08/01/2029	2,475	2,219,036
1.823%, 08/01/2030	2,210	1,931,636
Series 2024-C 4.61%, 09/01/2037	1,000	951,453
Series 2025-E 5.25%, 08/01/2050	5,000	5,195,274
City of New York NY (Prerefunded – US Treasuries) Series 2021 1.723%, 08/01/2029	525	475,324
1.823%, 08/01/2030	790	699,701
County of Erie NY (County of Erie NY) Series 2024 5.00%, 09/15/2045	4,290	4,500,938

ABFunds.com	AB Municipal Income Fund 155

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

County of Nassau NY (County of Nassau NY) Series 2025-A 5.00%, 04/01/2055	$2,000	$2,035,978
Dutchess County Local Development Corp. (Bard College) Series 2020-A 5.00%, 07/01/2051	6,400	6,171,258
Series 2020-B 5.918%, 07/01/2039	1,345	1,318,625
Hempstead Town Local Development Corp. (Evergreen Charter School) Series 2022-A 5.50%, 06/15/2057	5,000	4,930,344
Hempstead Town Local Development Corp. (Molloy College) Series 2014 5.00%, 07/01/2034	1,845	1,845,801
5.00%, 07/01/2039	1,100	1,099,962
Series 2018 5.00%, 07/01/2048	1,495	1,416,903
Long Island Power Authority (Long Island Power Authority) Series 2016-B 5.00%, 09/01/2030	5,000	5,103,616
5.00%, 09/01/2033	3,515	3,580,494
Series 2023-E 5.00%, 09/01/2048	5,000	5,074,834
Series 2024-A 5.25%, 09/01/2054	5,000	5,172,677
Metropolitan Transportation Authority (Metropolitan Transportation Authority Dedicated Tax Fund) Series 2016-A 5.25%, 11/15/2034	10,740	10,939,516
5.25%, 11/15/2035	5,000	5,081,784
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2010 6.814%, 11/15/2040	1,270	1,364,254
Series 2021 3.331% (SOFR + 0.43%), 11/01/2026(f)	295	294,773
Series 2024-B 5.00%, 11/15/2039	5,000	5,248,701
Series 2025 5.25%, 11/15/2045	5,000	5,173,836
AGM Series 2021 3.701% (SOFR + 0.80%), 11/01/2032(f)	1,285	1,285,089

156 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

BAM Series 2024-A 4.00%, 11/15/2048	$6,000	$5,162,802
Metropolitan Transportation Authority Dedicated Tax Fund (Metropolitan Transportation Authority Dedicated Tax Fund) Series 2024 4.00%, 11/15/2054	3,000	2,605,336
Monroe County Industrial Development Corp./NY (Academy of Health Sciences Charter School) Series 2022 5.875%, 07/01/2052(a)	2,000	1,950,928
Monroe County Industrial Development Corp./NY (Eugenio Maria de Hostos Charter School) Series 2024 5.00%, 07/01/2044(a)	1,000	900,251
5.00%, 07/01/2054(a)	2,000	1,713,277
5.00%, 07/01/2059(a)	1,350	1,137,256
Monroe County Industrial Development Corp./NY (Rochester Regional Health Obligated Group) Series 2020 4.00%, 12/01/2038	1,200	1,118,898
4.00%, 12/01/2039	1,000	918,832
Monroe County Industrial Development Corp./NY (St. Ann’s of Greater Rochester Obligated Group) Series 2019 5.00%, 01/01/2040	2,150	1,979,432
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community) 5.00%, 01/01/2058(g)(h)	1,447	1,310
Nassau County Local Economic Assistance Corp. (Roosevelt Children’s Academy Charter School) Series 2023 5.00%, 07/01/2043	1,195	1,172,425
5.00%, 07/01/2055	3,700	3,454,679
New York City Housing Development Corp. (8 Spruce NY Owner LLC) Series 2024 4.375%, 12/15/2031	500	507,393
5.25%, 12/15/2031	1,565	1,590,337
New York City Municipal Water Finance Authority (New York City Municipal Water Finance Authority) Series 2022-A 5.25%, 06/15/2052	10,000	10,313,965
Series 2023 5.25%, 06/15/2053	4,500	4,675,219

ABFunds.com	AB Municipal Income Fund 157

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2024-C 4.25%, 06/15/2054	$3,000	$2,667,520
New York City Transitional Finance Authority (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2023 5.50%, 05/01/2042	7,000	7,574,993
Series 2024 5.00%, 11/01/2039	10,000	10,683,903
Series 2025 5.00%, 05/01/2046	2,500	2,564,776
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2015-S 5.00%, 07/15/2035	5,160	5,164,127
Series 2016-S 5.00%, 07/15/2034	1,000	1,009,159
New York City Transitional Finance Authority Future Tax Secured Revenue (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2016-F 5.00%, 02/01/2032	10,000	10,086,201
New York Convention Center Development Corp. (New York City Hotel Unit Fee Revenue Hotel Occupancy Tax) Series 2015 5.00%, 11/15/2034	9,220	9,260,290
5.00%, 11/15/2035	6,000	6,023,349
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.00%, 11/15/2044(a)	2,200	2,135,855
5.375%, 11/15/2040(a)	700	699,467
7.25%, 11/15/2044(a)	1,280	1,280,699
New York Liberty Development Corp. (7 World Trade Center II) Series 2022 3.00%, 09/15/2043	2,000	1,533,012
New York Liberty Development Corp. (One Bryant Park LLC) Series 2019 2.625%, 09/15/2069	7,780	7,138,700
2.80%, 09/15/2069	5,780	5,258,390

158 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New York Liberty Development Corp. (Port Authority of New York & New Jersey) Series 2021-1 3.00%, 02/15/2042	$3,000	$2,310,080
New York Power Authority (New York Power Authority SFP Transmission Project) AGM Series 2023 5.00%, 11/15/2053	3,000	3,032,655
New York State Dormitory Authority (Catholic Health System Obligated Group) Series 2019 5.00%, 07/01/2035	1,310	1,277,997
New York State Dormitory Authority (Cornell University) Series 2024-A 5.50%, 07/01/2054	5,000	5,307,064
New York State Dormitory Authority (Garnet Health Medical Center Obligated Group) Series 2017 5.00%, 12/01/2032(a)	1,000	992,041
5.00%, 12/01/2033(a)	1,000	984,865
New York State Dormitory Authority (Icahn School of Medicine at Mount Sinai) Series 2015-A 5.00%, 07/01/2031	3,000	3,000,605
5.00%, 07/01/2033	3,000	3,000,498
New York State Dormitory Authority (Iona College) Series 2021-A 5.00%, 07/01/2046	875	859,628
5.00%, 07/01/2051	1,200	1,150,537
Series 2022-2 5.00%, 07/01/2037	200	206,333
5.00%, 07/01/2042	275	274,033
New York State Dormitory Authority (Memorial Sloan-Kettering Cancer Center) Series 2022 4.00%, 07/01/2051	4,900	4,210,174
New York State Dormitory Authority (Montefiore Obligated Group) Series 2018 5.00%, 08/01/2032	1,950	1,985,285
5.00%, 08/01/2033	2,000	2,028,871
5.00%, 08/01/2035	1,515	1,527,048
Series 2020 4.00%, 09/01/2037	800	758,439
4.00%, 09/01/2039	1,345	1,231,330

ABFunds.com	AB Municipal Income Fund 159

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2024 5.25%, 11/01/2041	$2,300	$2,361,652
5.50%, 11/01/2047	1,160	1,192,068
AGM Series 2020 3.00%, 09/01/2050	3,000	2,076,490
New York State Dormitory Authority (New School/The) Series 2016-A 5.00%, 07/01/2035	2,815	2,840,831
5.00%, 07/01/2036	3,000	3,022,589
New York State Dormitory Authority (Northwell Health Obligated Group) Series 2025 5.00%, 05/01/2043	2,500	2,557,951
New York State Dormitory Authority (Pace University) Series 2024-A 5.50%, 05/01/2056	2,125	2,145,680
New York State Dormitory Authority (Pratt Institute) Series 2016 5.00%, 07/01/2030	1,000	1,012,476
New York State Dormitory Authority (Prerefunded – US Treasuries) Series 2015-A 5.00%, 07/01/2035	1,900	1,902,739
New York State Dormitory Authority (St. John’s University/NY) Series 2015-A 5.00%, 07/01/2033	1,000	1,000,251
5.00%, 07/01/2034	1,000	1,000,157
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2009 5.628%, 03/15/2039	1,000	1,009,109
Series 2017-B 5.00%, 02/15/2033	12,095	12,485,460
Series 2025-A 5.00%, 03/15/2054	9,525	9,677,541
New York State Dormitory Authority (Wagner College) Series 2022 5.00%, 07/01/2047	3,625	3,092,672
New York State Dormitory Authority (White Plains Hospital Obligated Group) Series 2024 5.25%, 10/01/2049	3,840	3,841,307

160 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New York State Environmental Facilities Corp. (Casella Waste Systems) Series 2019 2.875%, 12/01/2044(a)	$3,125	$2,906,544
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 4.00%, 01/01/2036	1,000	931,989
5.00%, 01/01/2030	2,395	2,431,326
Series 2020 5.00%, 10/01/2035	2,200	2,214,154
5.00%, 10/01/2040	3,815	3,770,497
Series 2023 6.00%, 04/01/2035	1,000	1,085,702
New York Transportation Development Corp. (Empire State Thruway Partners) Series 2021 4.00%, 10/31/2046	11,000	9,169,321
New York Transportation Development Corp. (JFK Intl Air Terminal) Series 2020 5.00%, 12/01/2031	1,150	1,206,562
New York Transportation Development Corp. (JFK Millennium Partners) Series 2024 5.50%, 12/31/2060	4,250	4,267,561
AGC Series 2024 0.00%, 12/31/2054(i)	3,000	1,839,866
New York Transportation Development Corp. (JFK NTO LLC) Series 2024 5.50%, 06/30/2060	10,000	10,010,224
AGM Series 2023 5.00%, 06/30/2049	1,000	988,202
5.125%, 06/30/2060	5,000	4,944,829
New York Transportation Development Corp. (Laguardia Gateway Partners) Series 2016-A 4.00%, 07/01/2032	2,000	1,961,096
4.00%, 07/01/2033	2,250	2,187,008
5.00%, 07/01/2034	2,490	2,490,331
5.00%, 07/01/2046	2,000	1,944,071
5.25%, 01/01/2050	3,030	2,948,363
Niagara Area Development Corp. (Reworld Holding Corp.) Series 2018-A 4.75%, 11/01/2042(a)	5,000	4,530,422

ABFunds.com	AB Municipal Income Fund 161

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Oneida County Local Development Corp. (Hamilton College) Series 2021 5.00%, 07/01/2051	$2,405	$2,506,854
Onondaga Civic Development Corp. (Crouse Health Hospital Obligated Group) Series 2024 5.375%, 08/01/2054	1,650	1,418,690
Onondaga Civic Development Corp. (Le Moyne College) Series 2021 5.00%, 07/01/2051	1,400	1,292,132
Series 2022 4.00%, 07/01/2042	525	447,819
Onondaga Civic Development Corp. (Syracuse University) Series 2025 5.50%, 12/01/2056	5,150	5,461,561
Port Authority of New York & New Jersey (Port Authority of New York & New Jersey) Series 2020-2 4.00%, 07/15/2045	5,000	4,345,052
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group) Series 2014-C 5.00%, 07/01/2031	2,500	2,501,363
Suffolk County Economic Development Corp. (Peconic Landing at Southold) Series 2020 5.00%, 12/01/2040	1,500	1,470,179
Suffolk Regional Off-Track Betting Corp. (Suffolk Regional Off-Track Betting) Series 2024 5.75%, 12/01/2044	1,600	1,637,203
Suffolk Tobacco Asset Securitization Corp. (Suffolk Tobacco Asset Securitization) Series 2021 4.00%, 06/01/2050	790	712,209
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.511%, 05/15/2035	3,500	2,840,009
Series 2021-C 5.00%, 05/15/2051	10,000	10,101,675
Series 2022 3.951% (SOFR + 1.05%), 04/01/2026(f)	2,500	2,500,107

162 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2024 5.00%, 11/15/2035	$1,000	$1,116,806
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority Real Estate Transfer Tax) Series 2025 5.00%, 12/01/2046	2,000	2,049,302
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2017-B 5.00%, 11/15/2036	3,000	3,061,272
Series 2020-A 5.00%, 11/15/2049	3,000	3,016,695
Trust for Cultural Resources of The City of New York (The) (Lincoln Center for the Performing Arts) Series 2020 4.00%, 12/01/2033	1,000	1,013,295
TSASC, Inc./NY (TSASC, Inc./NY) Series 2016 5.00%, 06/01/2045	3,350	2,951,704
Series 2017-A 5.00%, 06/01/2041	10,850	10,557,225
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	1,515	1,357,706
5.25%, 09/15/2042	135	114,809
5.25%, 09/15/2047	235	188,171
5.25%, 09/15/2053	505	388,009
Westchester County Healthcare Corp./NY (Westchester County Health Care Obligated Group) Series 2010-B 6.00%, 11/01/2030	110	110,146
Westchester County Local Development Corp. (Kendal on Hudson Obligated Group) Series 2022 4.25%, 01/01/2045	2,925	2,622,219
5.00%, 01/01/2051	2,505	2,420,726
Westchester Tobacco Asset Securitization Corp. (Westchester Tobacco Asset Securitization) Series 2016-B 5.00%, 06/01/2041	1,830	1,826,722

		454,488,775

ABFunds.com	AB Municipal Income Fund 163

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Alabama – 0.2%
Southeast Energy Authority A Cooperative District (Athene Annuity & Life Co.) Series 2025-A 5.00%, 01/01/2056	$1,000	$1,008,284

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035	280	281,830

Florida – 0.1%
Marshall Creek Community Development District (Marshall Creek Community Development District 2002A) Series 2017 5.00%, 05/01/2032	400	400,404
Marshall Creek Community Development District (Marshall Creek Community Development District) Series 2016 6.32%, 05/01/2045	45	44,788

		445,192

Georgia – 0.0%
Municipal Electric Authority of Georgia (Municipal Electric Authority of Georgia) Series 2019 5.00%, 01/01/2037	100	101,838
5.00%, 01/01/2039	100	101,181

		203,019

Guam – 2.4%
Antonio B Won Pat International Airport Authority (Antonio B Won Pat Intl Airport Authority) Series 2023 5.25%, 10/01/2031	175	184,558
5.25%, 10/01/2036	585	609,069
Series 2024-A 5.25%, 10/01/2037	825	859,783
5.25%, 10/01/2042	300	304,171
Guam Government Waterworks Authority (Guam Govt Waterworks Authority) Series 2016 5.00%, 01/01/2046	4,440	4,286,482
Guam Power Authority (Guam Power Authority) Series 2017-A 5.00%, 10/01/2036	1,000	1,012,259
5.00%, 10/01/2037	1,500	1,514,803

164 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	$3,760	$3,321,176

		12,092,301

Illinois – 0.0%
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 5.00%, 09/01/2036	115	110,727
5.00%, 09/01/2038	100	94,063

		204,790

Indiana – 0.0%
City of Fort Wayne IN (Do Good Foods Fort Wayne Obligated Group) 10.75%, 12/01/2029(b)(c)	26	3
Indiana Finance Authority (Brightmark Plastics Renewal Indiana) Series 2019 7.00%, 03/01/2039(a)(b)(c)	745	114,718

		114,721

Maryland – 0.2%
City of Baltimore MD (City of Baltimore MD Harbor Point Special Taxing District) Series 2019 3.50%, 06/01/2039(a)	650	561,914
Series 2019-B 3.70%, 06/01/2039(a)	200	173,419

		735,333

Puerto Rico – 2.1%
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2022-C Zero Coupon, 11/01/2043	57	34,069
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2020-A 5.00%, 07/01/2030(a)	1,290	1,321,542
5.00%, 07/01/2035(a)	1,295	1,316,523
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) AGM Series 2007-V 5.25%, 07/01/2031	710	704,638
NATL Series 2007-V 5.25%, 07/01/2034	1,000	971,540

ABFunds.com	AB Municipal Income Fund 165

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2023-A 6.625%, 01/01/2027	$140	$138,473
6.625%, 01/01/2028	1,068	1,052,559
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2046	1,400	1,549,306
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico Sales Tax Financing Sales Tax Revenue) Series 2019-A 4.329%, 07/01/2040	620	578,278
4.55%, 07/01/2040	73	69,562
4.75%, 07/01/2053	3,000	2,742,909

		10,479,399

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	1,020	964,944

Texas – 0.4%
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2055	100	81,089
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2024-A 5.75%, 12/01/2054	722	602,102
Texas Municipal Gas Acquisition & Supply Corp. V (Bank of America Corp.) Series 2024 5.00%, 01/01/2055	1,000	1,052,609

		1,735,800

Washington – 0.0%
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2044(a)	100	91,165

166 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.00%, 01/01/2049(a)	$105	$92,265

		183,430

Wisconsin – 0.4%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041(d)	1,250	1,106,252
Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019 5.00%, 10/01/2025(a)	365	365,437
5.00%, 10/01/2026(a)	390	392,820
5.00%, 10/01/2028(a)	225	228,554
5.00%, 10/01/2029(a)	100	101,793

		2,194,856

Total Long-Term Municipal Bonds (cost $510,433,335)		485,132,674

SHORT-TERM MUNICIPAL NOTES – 1.9%
New York – 1.9%
Nuveen New York AMT-Free Quality Municipal Income Fund (Nuveen New York AMT-Free Quality Municipal Income Fund) Series 2017 2.42%, 05/01/2047(a)(j)	2,800	2,800,000
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2018-2 2.90%, 01/01/2031(j)	2,295	2,295,000
Series 2022-B 2.90%, 01/01/2033(j)	4,665	4,665,000

Total Short-Term Municipal Notes (cost $9,760,000)		9,760,000

Total Municipal Obligations (cost $520,193,335)		494,892,674

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.1%
Non-Agency Fixed Rate – 0.1%
New York City Housing Development Corp. Series 2024 4.00%, 12/15/2031 (cost $330,000)	330	335,228

ABFunds.com	AB Municipal Income Fund 167

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

PREFERRED STOCKS – 0.0%
Industrials – 0.0%
Energy – 0.0%
AES Guayama Holdings 0.00%(b)(g)(h) (cost $421,410)	23,486	$68,345

	Principal Amount (000)
ASSET-BACKED SECURITIES – 0.0%
Other ABS - Floating Rate – 0.0%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth 12.50% (PRIME 1 Month + 4.00%), 03/04/2026(f)(g)(h) (cost $34,459)	$35	33,757

	Shares
SHORT-TERM INVESTMENTS – 0.8%
Investment Companies – 0.8%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.14%(k)(l)(m) (cost $4,006,524)	4,006,524	4,006,524

Total Investments – 99.5% (cost $524,985,728)		499,336,528
Other assets less liabilities – 0.5%		2,387,017

Net Assets – 100.0%		$501,723,545

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at May 31, 2025	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 44, 5 Year Index, 06/20/2030*	(5.00)%	Quarterly	3.51%	USD	3,900	$(279,490)	$(166,739)	$(112,751)

*	Termination date

168 AB Municipal Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	14,750	10/15/2029	2.569%	CPI#	Maturity	$32,642	$	– 0	–	$32,642
USD	14,250	10/15/2029	2.485%	CPI#	Maturity	87,913		– 0	–	87,913

						$120,555	$	– 0	–	$120,555

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	27,500	01/15/2027	1 Day SOFR	2.583%	Annual	$(706,442)	$	– 0	–	$(706,442)
USD	5,200	01/15/2027	1 Day SOFR	2.540%	Annual	(137,922)		– 0	–	(137,922)
USD	2,700	01/15/2029	1 Day SOFR	3.315%	Annual	(36,636)		– 0	–	(36,636)
USD	6,900	10/15/2030	1 Day SOFR	4.092%	Annual	140,073		– 0	–	140,073
USD	4,900	10/15/2030	1 Day SOFR	4.082%	Annual	98,221		– 0	–	98,221
USD	17,800	07/31/2031	1 Day SOFR	4.059%	Annual	269,706		1,736		267,970
USD	3,815	09/15/2031	1 Day SOFR	3.789%	Annual	5,249		– 0	–	5,249
USD	7,800	12/03/2031	1 Day SOFR	4.111%	Annual	175,685		– 0	–	175,685
USD	4,200	12/03/2031	1 Day SOFR	3.898%	Annual	36,484		(604)		37,088
USD	4,900	06/15/2034	3.543%	1 Day SOFR	Annual	155,112		568		154,544
USD	7,470	08/15/2034	3.730%	1 Day SOFR	Annual	99,016		– 0	–	99,016
USD	6,630	08/15/2034	3.224%	1 Day SOFR	Annual	384,039		– 0	–	384,039
USD	5,800	08/15/2034	3.446%	1 Day SOFR	Annual	228,579		– 0	–	228,579
USD	5,400	08/15/2034	3.545%	1 Day SOFR	Annual	172,773		– 0	–	172,773
USD	3,000	08/15/2034	3.304%	1 Day SOFR	Annual	157,942		– 0	–	157,942
USD	7,900	02/15/2035	3.680%	1 Day SOFR	Annual	123,208		– 0	–	123,208

						$1,165,087		$1,700		$1,163,387

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
Citibank NA	USD	9,395	10/09/2029	1.125%	1 Week SIFMA	*	Quarterly	$668,623	$	– 0	–	$668,623

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At May 31, 2025, the aggregate market value of these securities amounted to $32,263,340 or 6.4% of net assets.

(b)	Non-income producing security.

(c)	Defaulted.

(d)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.39% of net assets as of May 31, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

ABFunds.com	AB Municipal Income Fund 169

PORTFOLIO OF INVESTMENTS (continued)

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) Series 2017 5.00%, 06/01/2052	06/20/2019 - 09/21/2023	$971,712	$872,027	0.17%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041	08/03/2021	1,250,000	1,106,252	0.22%

(e)	When-Issued or delayed delivery security.

(f)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at May 31, 2025.

(g)	Fair valued by the Adviser.

(h)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(i)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at May 31, 2025.

(j)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(k)	The rate shown represents the 7-day yield as of period end.

(l)	Affiliated investments.

(m)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

As of May 31, 2025, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.2% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AGM – Assured Guaranty Municipal

AMT – Alternative Minimum Tax (subject to)

BAM – Build American Mutual

NATL – National Interstate Corporation

PRIME – US Bank Prime Loan Rate

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

170 AB Municipal Income Fund	ABFunds.com

STATEMENT OF ASSETS & LIABILITIES

May 31, 2025

	AB California		AB High Income Municipal
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,255,700,661 and $3,354,997,660, respectively)	$1,195,576,008		$2,987,912,407
Affiliated issuers (cost $13,919,952 and $57,951,827, respectively)	13,919,952		57,951,827
Cash	44		98,660
Cash collateral due from broker	4,883,468		19,948,088
Interest receivable	16,495,683		44,981,932
Receivable for capital stock sold	1,943,371		1,153,991
Receivable for investment securities sold	1,565,000		4,364,514
Unrealized appreciation on interest rate swaps	898,139		3,544,690
Receivable for variation margin on centrally cleared swaps	94,881		320,617
Affiliated dividends receivable	40,302		131,861
Receivable due from Adviser	33,443		367,672

Total assets	1,235,450,291		3,120,776,259

Liabilities
Payable for investment securities purchased	12,535,498		22,531,247
Payable for capital stock redeemed	3,564,436		5,805,713
Cash collateral due to broker	1,050,000		1,605,000
Dividends payable	512,298		2,130,866
Advisory fee payable	461,709		1,138,586
Distribution fee payable	120,273		131,849
Administrative fee payable	43,371		52,193
Transfer Agent fee payable	6,895		17,371
Directors’ fees payable	6,845		10,931
Unrealized depreciation on interest rate swaps	– 0	–	1,718,875
Payable for floating rate notes issued(a)	– 0	–	343,835,000
Accrued expenses and other liabilities	277,160		1,103,229

Total liabilities	18,578,485		380,080,860

Net Assets	$1,216,871,806		$2,740,695,399

Composition of Net Assets
Capital stock, at par	$119,198		$274,379
Additional paid-in capital	1,287,936,057		3,194,255,265
Accumulated loss	(71,183,449)		(453,834,245)

	$1,216,871,806		$2,740,695,399

(a)	Represents short-term floating rate certificates issued by tender option bond trusts (see Note I).

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES (continued)

Net Asset Value Per Share—81,200,000,000 shares of capital stock authorized, $.001 par value (see Note E)

AB California Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$496,560,452	48,640,770	$10.21	*

Class C	$18,241,715	1,787,366	$10.21

Advisor Class	$702,069,639	68,769,381	$10.21

AB High Income Municipal Portfolio

Class A	$463,255,901	46,356,815	$9.99	*

Class C	$38,483,347	3,853,215	$9.99

Advisor Class	$2,040,161,404	204,265,087	$9.99

Class Z	$198,794,747	19,903,727	$9.99

*	The maximum offering price per share for Class A of AB California Portfolio and AB High Income Municipal Portfolio were $10.53 and $10.30, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES (continued)

	AB National	AB New York
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,911,401,690 and $520,979,204, respectively)	$1,820,494,433	$495,330,004
Affiliated issuers (cost $6,741,313 and $4,006,524, respectively)	6,741,313	4,006,524
Cash	44,039	475
Cash collateral due from broker	6,537,542	1,867,850
Receivable for investment securities sold	4,407,505	65,000
Interest receivable	25,444,211	6,616,444
Affiliated dividends receivable	42,511	16,597
Receivable for capital stock sold	1,600,439	661,906
Unrealized appreciation on interest rate swaps	2,124,074	668,623
Receivable due from Adviser	30,452	29,811
Receivable for variation margin on centrally cleared swaps	146,248	58,606

Total assets	1,867,612,767	509,321,840

Liabilities
Payable for investment securities purchased	9,253,440	5,195,700
Payable for capital stock redeemed	2,310,869	1,126,255
Cash collateral due to broker	1,700,000	650,000
Unrealized depreciation on interest rate swaps	513,198	– 0	–
Advisory fee payable	706,613	191,705
Distribution fee payable	93,585	67,717
Transfer Agent fee payable	18,355	5,191
Directors’ fees payable	8,618	5,051
Administrative fee payable	50,155	42,626
Dividends payable	484,319	106,233
Accrued expenses	402,257	207,817

Total liabilities	15,541,409	7,598,295

Net Assets	$1,852,071,358	$501,723,545

Composition of Net Assets
Capital stock, at par	$197,129	$55,549
Additional paid-in capital	2,010,905,554	557,761,643
Accumulated loss	(159,031,325)	(56,093,647)

	$1,852,071,358	$501,723,545

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES (continued)

Net Asset Value Per Share—81,200,000,000 shares of capital stock authorized, $.001 par value (see Note E)

AB National Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$384,409,517	40,917,303	$9.39	*

Class C	$13,595,154	1,448,787	$9.38

Advisor Class	$1,454,066,687	154,762,591	$9.40

AB New York Portfolio

Class A	$283,442,521	31,384,756	$9.03	*

Class C	$8,569,808	949,275	$9.03

Advisor Class	$209,711,216	23,215,270	$9.03

*	The maximum offering price per share for Class A of AB National Portfolio and AB New York Portfolio were $9.68 and $9.31, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

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STATEMENT OF OPERATIONS

Year Ended May 31, 2025

	AB California		AB High Income Municipal
Investment Income
Interest	$48,211,490		$159,724,717
Dividends—Affiliated issuers	599,106		1,238,321
Other income	– 0	–	361,328 (a)

Total income	48,810,596		161,324,366

Expenses
Advisory fee (see Note B)	5,542,038		14,445,386
Distribution fee—Class A	1,250,845		1,318,078
Distribution fee—Class C	200,678		442,094
Transfer agency—Class A	111,086		118,092
Transfer agency—Class C	4,552		10,259
Transfer agency—Advisor Class	157,821		457,594
Transfer agency—Class Z	– 0	–	59,313
Custody and accounting	148,451		200,577
Administrative	106,482		128,097
Audit and tax	60,758		92,471
Printing	54,657		99,056
Legal	50,350		86,247
Registration fees	41,325		76,747
Directors’ fees	32,255		51,691
Miscellaneous	40,718		69,526

Total expenses before interest expense	7,802,016		17,655,228
Interest expense	74,903		9,613,403

Total expenses	7,876,919		27,268,631
Less: expenses waived and reimbursed by the Adviser (see Note B)	(216,450)		(51,457)

Net expenses	7,660,469		27,217,174

Net investment income	41,150,127		134,107,192

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	(8,844,211)		(42,592,064)
Swaps	7,863,506		(5,300,826)
Net change in unrealized appreciation (depreciation) of:
Investments	(18,138,104)		(20,233,443)
Swaps	(4,277,546)		24,097,541

Net loss on investment transactions	(23,396,355)		(44,028,792)

Net Increase in Net Assets from Operations	$17,753,772		$90,078,400

(a)	Other income includes a non-recurring reimbursement for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses (See Note B).

See notes to financial statements.

ABFunds.com	AB Municipal Income Fund 175

STATEMENT OF OPERATIONS (continued)

	AB National	AB New York
Investment Income
Interest	$80,652,472	$19,930,654
Dividends—Affiliated issuers	455,461	254,308

Total income	81,107,933	20,184,962

Expenses
Advisory fee (see Note B)	8,748,752	2,267,454
Distribution fee—Class A	1,012,680	744,837
Distribution fee—Class C	160,470	98,739
Transfer agency—Class A	150,058	94,210
Transfer agency—Class C	6,554	3,189
Transfer agency—Advisor Class	563,152	61,661
Custody and accounting	195,046	87,648
Audit and tax	62,202	62,202
Legal	57,262	45,564
Printing	93,747	44,405
Directors’ fees	40,672	23,813
Registration fees	101,253	35,585
Administrative	121,874	105,158
Miscellaneous	52,815	21,867

Total expenses before interest expense	11,366,537	3,696,332
Interest expense	26,025	48,882

Total expenses	11,392,562	3,745,214
Less: expenses waived and reimbursed by the Adviser (see Note B)	(490,473)	(343,844)

Net expenses	10,902,089	3,401,370

Net investment income	70,205,844	16,783,592

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on:
Investment transactions	(13,306,130)	(5,646,186)
Swaps	(1,626,323)	(1,081,469)
Net change in unrealized appreciation (depreciation) of:
Investments	(28,571,946)	(4,525,287)
Swaps	8,195,784	3,285,884

Net loss on investment transactions	(35,308,615)	(7,967,058)

Net Increase in Net Assets from Operations	$34,897,229	$8,816,534

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

	AB California
	Year Ended May 31, 2025	Year Ended May 31, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$41,150,127	$35,008,924
Net realized loss on investment transactions	(980,705)	(5,435,578)
Net change in unrealized appreciation (depreciation) of investments	(22,415,650)	11,310,165

Net increase in net assets from operations	17,753,772	40,883,511
Distributions to Shareholders
Class A	(15,968,115)	(14,304,887)
Class C	(489,024)	(541,053)
Advisor Class	(24,465,021)	(19,522,643)
Capital Stock Transactions
Net increase	81,527,308	158,125,513

Total increase	58,358,920	164,640,441
Net Assets
Beginning of period	1,158,512,886	993,872,445

End of period	$1,216,871,806	$1,158,512,886

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB High Income Municipal
	Year Ended May 31, 2025	Year Ended May 31, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$134,107,192	$122,743,463
Net realized loss on investment transactions	(47,892,890)	(8,685,983)
Net change in unrealized appreciation (depreciation) of investments	3,864,098	(14,460,890)

Net increase in net assets from operations	90,078,400	99,596,590
Distributions to Shareholders
Class A	(21,329,163)	(22,746,310)
Class C	(1,455,912)	(1,884,722)
Advisor Class	(89,487,695)	(83,153,491)
Class Z	(12,242,188)	(11,075,099)
Capital Stock Transactions
Net decrease	(15,008,513)	(203,153,853)

Total decrease	(49,445,071)	(222,416,885)
Net Assets
Beginning of period	2,790,140,470	3,012,557,355

End of period	$2,740,695,399	$2,790,140,470

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB National
	Year Ended May 31, 2025		Year Ended May 31, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$70,205,844		$62,421,564
Net realized loss on investment transactions	(14,932,453)		(13,710,615)
Net change in unrealized appreciation (depreciation) of investments	(20,376,162)		11,617,272
Contributions from Affiliates (see Note B)	– 0	–	1,750

Net increase in net assets from operations	34,897,229		60,329,971
Distributions to Shareholders
Class A	(13,365,502)		(12,927,842)
Class C	(408,616)		(485,855)
Advisor Class	(54,075,082)		(45,283,422)
Capital Stock Transactions
Net increase	36,316,201		166,437,839

Total increase	3,364,230		168,070,691
Net Assets
Beginning of period	1,848,707,128		1,680,636,437

End of period	$1,852,071,358		$1,848,707,128

See notes to financial statements.

ABFunds.com	AB Municipal Income Fund 179

STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB New York
	Year Ended May 31, 2025	Year Ended May 31, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$16,783,592	$15,772,961
Net realized loss on investment transactions	(6,727,655)	(3,564,767)
Net change in unrealized appreciation (depreciation) of investments	(1,239,403)	1,550,772

Net increase in net assets from operations	8,816,534	13,758,966
Distributions to Shareholders
Class A	(9,266,535)	(9,260,984)
Class C	(231,656)	(299,492)
Advisor Class	(6,624,911)	(5,359,638)
Capital Stock Transactions
Net increase (decrease)	17,701,766	(45,498,389)

Total increase (decrease)	10,395,198	(46,659,537)
Net Assets
Beginning of period	491,328,347	537,987,884

End of period	$501,723,545	$491,328,347

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

May 31, 2025

NOTE A

Significant Accounting Policies

AB Municipal Income Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Fund, which is a Maryland corporation, operates as a series company currently comprised of the diversified AB California Portfolio, AB High Income Municipal Portfolio, AB National Portfolio and AB New York Portfolio (the “Portfolios”). Each series is considered to be a separate entity for financial reporting and tax purposes. The AB California Portfolio, AB National Portfolio and AB New York Portfolio offer Class A, Class C and Advisor Class shares. The AB High Income Municipal Portfolio offers Class A, Class C, Advisor Class and Class Z shares. Class B and Class T shares have been authorized but currently are not offered. Class Z shares have been authorized but currently are not being offered for AB California Portfolio, AB National Portfolio and AB New York Portfolio. Class A shares are sold with a front-end sales charge of up to 3% for purchases up to $500,000; purchases of $500,000 or more are not subject to a sales charge. With respect to purchases of $500,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class shares are sold without any initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All six classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Each Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolios.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Portfolios’ valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the

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NOTES TO FINANCIAL STATEMENTS (continued)

Adviser is responsible, among other things, for making all fair value determinations relating to the Portfolios’ portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value (“NAV”) per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may

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NOTES TO FINANCIAL STATEMENTS (continued)

include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolios may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolios value their securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolios generally value many of their foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolios. Unobservable inputs reflect the Portfolios’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

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NOTES TO FINANCIAL STATEMENTS (continued)

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following tables summarize the valuation of the Portfolios’ investments by the above fair value hierarchy levels as of May 31, 2025:

AB California Portfolio

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$1,173,408,437		$	– 0	–	$1,173,408,437
Short-Term Municipal Notes		– 0	–	17,165,033			– 0	–	17,165,033
Commercial Mortgage-Backed Securities		– 0	–	4,876,977			– 0	–	4,876,977
Preferred Stocks		– 0	–	– 0	–		84,047		84,047
Asset-Backed Securities		– 0	–	– 0	–		41,514		41,514
Short-Term Investments		13,919,952		– 0	–		– 0	–	13,919,952

Total Investments in Securities		13,919,952		1,195,450,447			125,561		1,209,495,960
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	806,068			– 0	–	806,068	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	4,030,259			– 0	–	4,030,259	(b)
Interest Rate Swaps		– 0	–	898,139			– 0	–	898,139
Liabilities:
Centrally Cleared Credit Default Swaps		– 0	–	(1,331,521)			– 0	–	(1,331,521	)(b)
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(280,276)			– 0	–	(280,276	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(359,386)			– 0	–	(359,386	)(b)

Total		$13,919,952		$1,199,213,730			$125,561		$1,213,259,243

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NOTES TO FINANCIAL STATEMENTS (continued)

AB High Income Municipal Portfolio

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$2,956,142,084		$2,321,643	(c)	$2,958,463,727
Corporates – Non-Investment Grade		– 0	–	9,225,206		8,675,672		17,900,878
Corporates – Investment Grade		– 0	–	6,510,105		– 0	–	6,510,105
Commercial Mortgage-Backed Securities		– 0	–	4,074,188		– 0	–	4,074,188
Preferred stocks		– 0	–	– 0	–	644,946		644,946
Asset-Backed Securities		– 0	–	– 0	–	318,563		318,563
Short-Term Investments		57,951,827		– 0	–	– 0	–	57,951,827

Total Investments in Securities		57,951,827		2,975,951,583		11,960,824	(c)	3,045,864,234
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	2,841,284		– 0	–	2,841,284	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	8,299,859		– 0	–	8,299,859	(b)
Interest Rate Swaps		– 0	–	3,544,690		– 0	–	3,544,690
Liabilities:
Centrally Cleared Credit Default Swaps		– 0	–	(8,332,489)		– 0	–	(8,332,489	)(b)
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(995,084)		– 0	–	(995,084	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(3,205,718)		– 0	–	(3,205,718	)(b)
Interest Rate Swaps		– 0	–	(1,718,875)		– 0	–	(1,718,875)

Total		$57,951,827		$2,976,385,250		$11,960,824	(c)	$3,046,297,901

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NOTES TO FINANCIAL STATEMENTS (continued)

AB National Portfolio

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$1,787,823,444		$535,000	(c)	$1,788,358,444
Short-Term Municipal Notes		– 0	–	19,400,000		– 0	–	19,400,000
Commercial Mortgage-Backed Securities		– 0	–	11,645,760		– 0	–	11,645,760
Corporates – Non-Investment Grade		– 0	–	637,223		– 0	–	637,223
Collateralized Mortgage Obligations		– 0	–	218,406		– 0	–	218,406
Preferred Stocks		– 0	–	– 0	–	157,035		157,035
Asset-Backed Securities		– 0	–	– 0	–	77,565		77,565
Short-Term Investments		6,741,313		– 0	–	– 0	–	6,741,313

Total Investments in Securities		6,741,313		1,819,724,833		769,600	(c)	1,827,235,746
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	1,261,808		– 0	–	1,261,808	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	3,660,908		– 0	–	3,660,908	(b)
Interest Rate Swaps		– 0	–	2,124,074		– 0	–	2,124,074
Liabilities:
Centrally Cleared Credit Default Swaps		– 0	–	(2,000,426)		– 0	–	(2,000,426	)(b)
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(434,514)		– 0	–	(434,514	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(1,479,993)		– 0	–	(1,479,993	)(b)
Interest Rate Swaps		– 0	–	(513,198)		– 0	–	(513,198)

Total		$6,741,313		$1,822,343,492		$769,600	(c)	$1,829,854,405

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AB New York Portfolio

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$485,131,364		$1,310		$485,132,674
Short-Term Municipal Notes		– 0	–	9,760,000		– 0	–	9,760,000
Collateralized Mortgage Obligations		– 0	–	335,228		– 0	–	335,228
Preferred Stocks		– 0	–	– 0	–	68,345		68,345
Asset-Backed Securities		– 0	–	– 0	–	33,757		33,757
Short-Term Investments		4,006,524		– 0	–	– 0	–	4,006,524

Total Investments in Securities		4,006,524		495,226,592		103,412		499,336,528
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	120,555		– 0	–	120,555	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	2,046,087		– 0	–	2,046,087	(b)
Interest Rate Swaps		– 0	–	668,623		– 0	–	668,623
Liabilities:
Centrally Cleared Credit Default Swaps		– 0	–	(279,490)		– 0	–	(279,490	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(881,000)		– 0	–	(881,000	)(b)

Total		$4,006,524		$496,901,367		$103,412		$501,011,303

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(b)

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

(c)	The Portfolio held securities with zero market value at period end.

3. Taxes

It is each Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolios have a tax year-end of November 30 concurrent with the filing of the Portfolios’ tax returns.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolios’ tax

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positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolios’ financial statements.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolios are informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Portfolios amortize premiums and accrete original issue and market discounts as adjustments to interest income. The Portfolio accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

5. Class Allocations

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in each Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to the Portfolios or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

7. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

8. Segment Information

The Portfolios represent a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to

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the segment and assess its performance, and has discrete financial information available. The Portfolios’ President is the CODM. The CODM monitors the operating results of the Portfolios as a whole and the pre-determined Portfolios’ long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Portfolios’ comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolios pay the Adviser at the annual rates as follows:

	Average Daily Net Assets
Portfolio	First $2.5 Billion	Next $2.5 Billion	In Excess of $5 Billion
AB California	.45%	.40%	.35%
AB High Income Municipal	.50%	.45%	.40%
AB National	.45%	.40%	.35%
AB New York	.45%	.40%	.35%

Such fees are accrued daily and paid monthly.

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit the total operating expenses (excluding interest expense, brokerage commissions and other transaction costs, taxes and extraordinary expenses) on an annual basis (the “Expense Caps”) as follows:

Portfolio	Class A	Class C	Advisor Class	Class Z
AB California	.75%	1.50%	.50%	N/A
AB High Income Municipal	.80%	1.55%	.55%	.55%
AB National	.75%	1.50%	.50%	N/A
AB New York	.75%	1.50%	.50%	N/A

This contractual agreement extends through September 30, 2025, for all Portfolios and may be extended by the Adviser for additional one year terms.

For the year ended May 31, 2025, such reimbursements amounted to $192,673, $472,551 and $333,361 for AB California, AB National and AB New York Portfolios, respectively.

Pursuant to the investment advisory agreement, each Portfolio may reimburse the Adviser for certain legal and accounting services provided to each Portfolio by the Adviser. For the year ended May 31, 2025, the reimbursement for such

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services amounted to $106,482, $128,097, $121,874 and $105,158 for AB California, AB High Income Municipal, AB National and AB New York Portfolios, respectively.

The Portfolios compensate AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolios. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to: AB California Portfolio, $67,820; AB High Income Municipal Portfolio, $214,046; AB National Portfolio, $183,174 and AB New York Portfolio, $50,752 for the year ended May 31, 2025.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Portfolios’ shares. The Distributor has advised the Portfolios that it has retained front-end sales charges from the sale of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares for each Portfolio for the year ended May 31, 2025, as follows:

	Front-End Sales Charges		Contingent Deferred Sales Charges
Portfolio	Class A		Class A	Class C
AB California	$790		$16,453	$1,714
AB High Income Municipal	40		20,018	3,688
AB National	– 0	–	52	1,680
AB New York	– 0	–	2,162	– 0	–

The Portfolios may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Portfolios in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolios in an amount equal to each Portfolio’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Portfolios as an acquired fund fee and expense. For the year ended May 31, 2025, such waivers amounted to:

Portfolio	Amount
AB California	$23,777
AB High Income Municipal	51,457
AB National	17,922
AB New York	10,483

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In connection with the Portfolios’ investments in other AB mutual funds, the Adviser has contractually agreed to waive fees and/or reimburse the expenses payable to the Adviser by the Portfolios in an amount equal to the Portfolios’ pro rata share of the effective advisory fees of AB mutual funds, as paid by the Portfolios as an acquired fund fee and expense. These fee waivers and/or expense reimbursements will remain in effect until September 30, 2025. For the year ended May 31, 2025, there were no such waivers and/or reimbursements for AB High Income Municipal Portfolio.

A summary of the Portfolios’ transactions in AB mutual funds for the year ended May 31, 2025 is as follows:

Portfolio	Market Value 5/31/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/25 (000)	Dividend Income (000)
AB California	$2,448	$370,572	$359,100	$13,920	$599
AB High Income Municipal	8,117	805,559	755,724	57,952	1,238
AB National	10,267	463,146	466,672	6,741	455
AB New York	2,546	169,961	168,500	4,007	254

During the year ended May 31, 2024, the Adviser reimbursed AB National Portfolio $1,750 for trading losses incurred due to a trade entry error.

During the year ended May 31, 2025, the Adviser reimbursed the AB High Income Municipal Portfolio $361,328 for overpayment of prior years’ omnibus account services, subaccounting services and related transfer agency expenses.

NOTE C

Distribution Services Agreement

The Portfolios have adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Portfolios pay distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Portfolios’ average daily net assets attributable to Class A shares and 1% of the Portfolios’ average daily net assets attributable to Class C shares. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. There are no distribution and servicing fees on the Advisor Class and Class Z shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Portfolios’ operations, the distributor has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

Portfolio	Class C
AB California	$7,674,539
AB High Income Municipal	$4,181,862
AB National	$7,179,243
AB New York	$4,603,625

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While such costs may be recovered from the Portfolios in future periods so long as the Agreement is in effect, and the share class is active, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Portfolios’ shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended May 31, 2025, were as follows:

	Purchases				Sales
Portfolio	Investments	Government Securities			Investments	Government Securities
AB California	$516,806,235	$	– 0	–	$415,754,210	$	– 0	–
AB High Income Municipal	843,028,983		– 0	–	766,147,531		– 0	–
AB National	638,470,232		13,619,044		635,077,540		100,000
AB New York	189,462,283		– 0	–	159,464,154		– 0	–

As of May 31, 2025, the cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

		Gross Unrealized		Net Unrealized Depreciation
Portfolio	Cost	Appreciation	(Depreciation)
AB California	$1,269,615,537	$9,410,031	$(64,719,677)	$(55,309,646)
AB High Income Municipal	3,071,042,263	49,005,527	(406,950,004)	(357,944,477)
AB National	1,917,274,616	19,046,768	(103,564,983)	(84,518,215)
AB New York	524,980,574	4,505,453	(27,501,824)	(22,996,371)

1. Derivative Financial Instruments

Each Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal type of derivative utilized by the Portfolios, as well as the methods in which they may be used are:

•	Swaps

Each Portfolio may enter into swaps for investment purposes or to hedge its exposure to interest rates, credit risk or inflation. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indexes for a specified amount of an underlying asset or

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inflation. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Portfolios in accordance with the terms of the respective swaps to provide value and recourse to the Portfolios or their counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolios’ exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates, inflation or in the value of the underlying securities. The Portfolio accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation (depreciation) of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate, inflation and credit default swaps, are subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Portfolios enter into a centrally cleared swap, each Portfolio deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the clearinghouse on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in

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the case of securities collateral, the Portfolios agree to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Portfolios as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

Each Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolios hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolios may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Portfolios may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Portfolios may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Portfolios anticipate purchasing at a later date. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments).

During the year ended May 31, 2025, the AB California Portfolio, AB High Income Municipal Portfolio, AB National Portfolio and AB New York Portfolio held interest rate swaps for hedging purposes.

Inflation (CPI) Swaps:

Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the net asset value, or NAV, of a Portfolio against an unexpected change in the rate of inflation measured by an

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inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases.

During the year ended May 31, 2025, the AB California Portfolio, AB High Income Municipal Portfolio, AB National Portfolio and AB New York Portfolio held inflation (CPI) swaps for hedging purposes.

Credit Default Swaps:

Each Portfolio may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Portfolio, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Portfolio may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Portfolio receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Portfolio is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Portfolio will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Portfolio for the same referenced obligations with the same counterparty.

Credit default swaps may involve greater risks than if the Portfolio had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Portfolio is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Portfolio is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Portfolio coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Portfolio.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect

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upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the year ended May 31, 2025, the AB High Income Municipal Portfolio held credit default swaps for hedging and non-hedging purposes, AB California Portfolio, AB National Portfolio and AB New York Portfolio held credit default swaps for hedging purposes.

The Portfolios typically enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolios typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Portfolios’ net liability, held by the defaulting party, may be delayed or denied.

The Portfolios’ ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolios decline below specific levels (“net asset contingent features”). If these levels are triggered, the Portfolios’ OTC counterparty has the right to terminate such transaction and require the Portfolios to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

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During the year ended May 31, 2025, the Portfolios had entered into the following derivatives:

AB California Portfolio

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts				Payable for variation margin on centrally cleared swaps	$507,522	*

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$4,834,883	*	Payable for variation margin on centrally cleared swaps	639,662	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	898,139

Total		$5,733,022			$1,147,184

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$7,718,132	$(3,770,024)

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	145,374	(507,522)

Total		$7,863,506	$(4,277,546)

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AB High Income Municipal Portfolio

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts				Payable for variation margin on centrally cleared swaps	$2,685,674	*

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$11,133,803	*	Payable for variation margin on centrally cleared swaps	4,200,802	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	3,544,690		Unrealized depreciation on interest rate swaps	1,718,875

Total		$14,678,493			$8,605,351

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$(1,671,573)	$24,772,683

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(3,629,253)	(675,142)

Total		$(5,300,826)	$24,097,541

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AB National Portfolio

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts				Payable for variation margin on centrally cleared swaps	$661,501	*

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$4,922,503	*	Payable for variation margin on centrally cleared swaps	1,914,507	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	2,124,074		Unrealized depreciation on interest rate swaps	513,198

Total		$7,046,577			$3,089,206

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$(1,077,725)	$8,519,956

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(548,598)	(324,172)

Total		$(1,626,323)	$8,195,784

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AB New York Portfolio

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts				Payable for variation margin on centrally cleared swaps	$112,751	*

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$2,164,942	*	Payable for variation margin on centrally cleared swaps	881,000	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	668,623

Total		$2,833,565			$993,751

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$(982,093)	$3,320,663

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(99,376)	(34,779)

Total		$(1,081,469)	$3,285,884

200 AB Municipal Income Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

The following tables represent the average monthly volume of the Portfolios’ derivative transactions during the year ended May 31, 2025:

AB California Portfolio

Interest Rate Swaps:
Average notional amount	$12,620,000
Centrally Cleared Interest Rate Swaps:
Average notional amount	$148,436,923
Centrally Cleared Inflation Swaps:
Average notional amount	$201,895,385
Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$18,600,000	(a)

(a)	Positions were open for one month during the year.

AB High Income Municipal Portfolio

Interest Rate Swaps:
Average notional amount	$327,643,846
Centrally Cleared Interest Rate Swaps:
Average notional amount	$574,548,154
Centrally Cleared Inflation Swaps:
Average notional amount	$734,250,000	(a)
Credit Default Swaps:
Average notional amount of sale contracts	$17,656,386	(b)
Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$123,460,769

(a)	Positions were open for eight months during the year.

(b)	Positions were open for two months during the year.

AB National Portfolio

Interest Rate Swaps:
Average notional amount	$110,797,308
Centrally Cleared Interest Rate Swaps:
Average notional amount	$234,358,077
Centrally Cleared Inflation Swaps:
Average notional amount	$324,250,000	(a)
Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$24,882,308

(a)	Positions were open for eight months during the year.

AB New York Portfolio

Interest Rate Swaps:
Average notional amount	$9,395,000
Centrally Cleared Interest Rate Swaps:
Average notional amount	$126,320,462
Centrally Cleared Inflation Swaps:
Average notional amount	$26,541,667	(a)
Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$4,725,000	(b)

(a)	Positions were open for six months during the year.

(b)	Positions were open for three months during the year.

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NOTES TO FINANCIAL STATEMENTS (continued)

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following tables present the Portfolios’ derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Portfolios as of May 31, 2025. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the tables.

AB California Portfolio

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*	Security Collateral Received*			Net Amount of Derivative Assets
Citibank NA	$898,139	$	– 0	–	$(898,139)	$	– 0	–	$	– 0	–

Total	$898,139	$	– 0	–	$(898,139)	$	– 0	–		$0	^

AB High Income Municipal Portfolio

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Cash Collateral Received*	Security Collateral Received*	Net Amount of Derivative Assets
Bank of America NA	$16,253	$(16,253)	$	– 0	–	$	– 0	–	$	– 0	–
Citibank NA	1,529,399	– 0	–	(1,529,399)	– 0	–	– 0	–
JPMorgan Chase Bank NA	1,398,871	(125,819)	– 0	–	(1,159,922)	113,130
Morgan Stanley Capital Services LLC	600,167	(600,167)	– 0	–	– 0	–	– 0	–

Total	$3,544,690	$(742,239)	$(1,529,399)	$(1,159,922)	$113,130	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Cash Collateral Pledged*	Security Collateral Pledged*	Net Amount of Derivative Liabilities
Bank of America NA	$450,884	$(16,253)	$(280,000)	$	– 0	–	$154,631
JPMorgan Chase Bank NA	125,819	(125,819)	– 0	–	– 0	–	– 0	–
Morgan Stanley Capital Services LLC	1,142,172	(600,167)	(407,000)	– 0	–	135,005

Total	$1,718,875	$(742,239)	$(687,000)	$	– 0	–	$289,636	^

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NOTES TO FINANCIAL STATEMENTS (continued)

AB National Portfolio

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Cash Collateral Received*	Security Collateral Received*	Net Amount of Derivative Assets
Bank of America NA	$4,063	$(4,063)	$	– 0	–	$	– 0	–	$	– 0	–
Citibank NA	1,573,167	– 0	–	(1,573,167)	– 0	–	– 0	–
JPMorgan Chase Bank NA	396,802	(37,746)	– 0	–	(284,718)	74,338
Morgan Stanley Capital Services LLC	150,042	(150,042)	– 0	–	– 0	–	– 0	–

Total	$2,124,074	$(191,851)	$(1,573,167)	$(284,718)	$74,338	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Cash Collateral Pledged*	Security Collateral Pledged*	Net Amount of Derivative Liabilities
Bank of America NA	$56,542	$(4,063)	$	– 0	–	$	– 0	–	$52,479
JPMorgan Chase Bank NA	37,746	(37,746)	– 0	–	– 0	–	– 0	–
Morgan Stanley Capital Services LLC	418,910	(150,042)	(268,868)	– 0	–	– 0	–

Total	$513,198	$(191,851)	$(268,868)	$	– 0	–	$52,479	^

AB New York Portfolio

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*	Security Collateral Received*			Net Amount of Derivative Assets
Citibank NA	$668,623	$	– 0	–	$(650,000)	$	– 0	–	$18,623

Total	$668,623	$	– 0	–	$(650,000)	$	– 0	–	$18,623	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

NOTE E

Capital Stock

The Fund has authorized 81.2 billion shares of capital stock. The allocation is as follow:

	Allocation of Shares (In Million)
Portfolio	Class A	Class B		Class C	Advisor	Class T	Class Z	Total
AB California	6,000	– 0	–	6,000	6,050	3,000	3,000	24,050
AB High Income Municipal	3,000	3,000		3,000	3,000	3,000	3,000	18,000
AB National	6,000	– 0	–	6,000	6,100	3,000	3,000	24,100
AB New York	3,000	– 0	–	3,000	3,050	3,000	3,000	15,050

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NOTES TO FINANCIAL STATEMENTS (continued)

Transactions in capital shares for each class were as follows:

	AB California Portfolio
	Shares		Amount
	Year Ended May 31, 2025	Year Ended May 31, 2024	Year Ended May 31, 2025	Year Ended May 31, 2024

Class A
Shares sold	10,888,945	12,103,791	$114,684,869	$125,073,042

Shares issued in reinvestment of dividends	913,780	769,829	9,591,258	7,952,106

Shares converted from Class C	240,247	366,415	2,528,023	3,761,457

Shares redeemed	(9,921,880)	(11,335,814)	(104,319,088)	(116,571,934)

Net increase	2,121,092	1,904,221	$22,485,062	$20,214,671

Class C
Shares sold	408,264	400,821	$4,312,428	$4,122,668

Shares issued in reinvestment of dividends	34,615	38,143	363,433	393,737

Shares converted to Class A	(240,368)	(366,538)	(2,528,023)	(3,761,457)

Shares redeemed	(418,523)	(627,550)	(4,393,965)	(6,472,754)

Net decrease	(216,012)	(555,124)	$(2,246,127)	$(5,717,806)

Advisor Class
Shares sold	29,149,221	33,655,399	$306,037,035	$346,123,881

Shares issued in reinvestment of dividends	1,180,318	948,240	12,388,949	9,800,956

Shares redeemed	(24,681,250)	(20,747,034)	(257,137,611)	(212,296,189)

Net increase	5,648,289	13,856,605	$61,288,373	$143,628,648

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NOTES TO FINANCIAL STATEMENTS (continued)

	AB High Income Municipal Portfolio
	Shares		Amount
	Year Ended May 31, 2025	Year Ended May 31, 2024	Year Ended May 31, 2025	Year Ended May 31, 2024

Class A
Shares sold	8,722,538	14,889,782	$90,525,432	$148,557,006

Shares issued in reinvestment of dividends	1,047,342	1,188,748	10,872,890	11,863,832

Shares converted from Class C	752,953	1,460,995	7,845,701	14,319,087

Shares redeemed	(19,599,116)	(23,254,765)	(203,304,540)	(231,239,403)

Net decrease	(9,076,283)	(5,715,240)	$(94,060,517)	$(56,499,478)

Class C
Shares sold	732,785	688,956	$7,617,860	$6,945,569

Shares issued in reinvestment of dividends	92,816	123,948	962,855	1,234,793

Shares converted to Class A	(753,390)	(1,462,127)	(7,845,701)	(14,319,087)

Shares redeemed	(990,879)	(1,780,462)	(10,305,934)	(17,758,692)

Net decrease	(918,668)	(2,429,685)	$(9,570,920)	$(23,897,417)

Advisor Class
Shares sold	71,751,220	64,981,724	$743,688,447	$648,392,148

Shares issued in reinvestment of dividends	4,538,757	4,504,556	47,073,346	44,943,172

Shares redeemed	(60,633,856)	(104,907,798)	(625,880,688)	(1,047,127,920)

Net increase (decrease)	15,656,121	(35,421,518)	$164,881,105	$(353,792,600)

Class Z
Shares sold	12,052,715	38,124,499	$124,674,921	$384,616,078

Shares issued in reinvestment of dividends	812,463	866,012	8,449,734	8,621,155

Shares redeemed	(20,565,944)	(16,357,554)	(209,382,836)	(162,201,591)

Net increase (decrease)	(7,700,766)	22,632,957	$(76,258,181)	$231,035,642

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NOTES TO FINANCIAL STATEMENTS (continued)

	AB National Portfolio
	Shares		Amount
	Year Ended May 31, 2025	Year Ended May 31, 2024	Year Ended May 31, 2025	Year Ended May 31, 2024

Class A
Shares sold	7,423,010	7,076,762	$71,732,777	$67,291,820

Shares issued in reinvestment of dividends	815,370	797,174	7,873,534	7,585,648

Shares converted from Class C	251,881	466,615	2,441,337	4,406,644

Shares redeemed	(10,178,371)	(10,198,931)	(98,395,530)	(96,886,982)

Net decrease	(1,688,110)	(1,858,380)	$(16,347,882)	$(17,602,870)

Class C
Shares sold	234,234	349,616	$2,261,919	$3,328,322

Shares issued in reinvestment of dividends	32,788	40,309	316,436	382,737

Shares converted to Class A	(252,203)	(467,261)	(2,441,337)	(4,406,644)

Shares redeemed	(431,815)	(642,223)	(4,150,178)	(6,097,819)

Net decrease	(416,996)	(719,559)	$(4,013,160)	$(6,793,404)

Advisor Class
Shares sold	54,308,741	71,640,300	$524,349,996	$679,042,868

Shares issued in reinvestment of dividends	3,910,792	3,358,852	37,776,253	31,956,034

Shares redeemed	(52,723,192)	(55,000,613)	(505,449,006)	(520,164,789)

Net increase	5,496,341	19,998,539	$56,677,243	$190,834,113

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NOTES TO FINANCIAL STATEMENTS (continued)

	AB New York Portfolio
	Shares		Amount
	Year Ended May 31, 2025	Year Ended May 31, 2024	Year Ended May 31, 2025	Year Ended May 31, 2024

Class A
Shares sold	3,473,814	3,944,674	$32,009,743	$35,577,569

Shares issued in reinvestment of dividends	566,091	572,502	5,252,331	5,211,392

Shares converted from Class C	185,518	515,651	1,726,136	4,587,724

Shares redeemed	(6,204,145)	(9,012,605)	(57,395,269)	(81,174,687)

Net decrease	(1,978,722)	(3,979,778)	$(18,407,059)	$(35,798,002)

Class C
Shares sold	114,641	88,500	$1,064,943	$808,820

Shares issued in reinvestment of dividends	17,260	23,286	160,083	211,669

Shares converted to Class A	(185,570)	(516,043)	(1,726,136)	(4,587,724)

Shares redeemed	(228,519)	(354,858)	(2,127,177)	(3,219,375)

Net decrease	(282,188)	(759,115)	$(2,628,287)	$(6,786,610)

Advisor Class
Shares sold	10,182,454	7,654,137	$94,291,784	$69,674,890

Shares issued in reinvestment of dividends	360,805	300,751	3,346,313	2,740,666

Shares redeemed	(6,391,837)	(8,349,937)	(58,900,985)	(75,329,333)

Net increase (decrease)	4,151,422	(395,049)	$38,737,112	$(2,913,777)

NOTE F

Risks Involved in Investing in the Portfolios

Market Risk—The value of a Portfolios’ assets will fluctuate as the market or markets in which the Portfolio invests fluctuate. The value of a Portfolios’ investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, tariffs and trade disputes, and regional and global conflicts, that affect large portions of the market.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be

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NOTES TO FINANCIAL STATEMENTS (continued)

reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Below Investment-Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity and negative performance of the junk bond market generally and may be more difficult to trade than other types of securities.

Municipal Market Risk—This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolios’ investments in municipal securities. These factors include economic conditions, political or legislative changes, public health crises, uncertainties related to the tax status of municipal securities, and the rights of investors in these securities. To the extent that the Portfolios invest more of their assets in a particular state’s municipal securities, the Portfolios may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health crises (including the occurrence of a contagious disease or illness) and catastrophic natural disasters, such as hurricanes, fires or earthquakes. The Portfolios’ investment in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

In addition, changes in tax rates or the treatment of income from certain types of municipal securities, among other things, could negatively affect the municipal securities markets.

The Portfolios invest from time to time in the municipal securities of Puerto Rico and other U.S. territories and their governmental agencies and municipalities, which are exempt from federal, state, and, where applicable, local income taxes. These municipal securities may have more risks than those of other U.S. issuers of municipal securities. Puerto Rico continues to face a challenging economic and fiscal environment. If the general economic situation in Puerto Rico continues to persist or worsens, the volatility and credit quality of Puerto Rican municipal securities could continue to be adversely affected, and the market for such securities may deteriorate further.

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NOTES TO FINANCIAL STATEMENTS (continued)

Each Portfolio may invest in Guam municipal bonds and, therefore, may be impacted by political, economic, or regulatory developments that affect issuers in Guam and their ability to pay principal and interest on their obligations.

Tax Risk—There is no guarantee that the income on the Portfolios’ municipal securities will be exempt from regular U.S. federal, and if applicable, state income taxes. From time to time, the U.S. Government and the U.S. Congress consider changes in U.S. federal income tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Portfolios by increasing taxes on that income. In such event, the Portfolios’ NAV, could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax exempt status of municipal bonds could also result in significant shareholder redemptions of Portfolio shares as investors anticipate adverse effects on the Portfolios or seek higher yields to offset the potential loss of the tax deduction. As a result, the Portfolios would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Portfolios’ yield.

Interest Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Portfolios performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to the full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolios’ assets can decline as can the value of the Portfolios’ distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Financing and Related Transactions; Leverage and Other Risks—The Portfolios may utilize financial leverage, including tender option bond transactions, to seek to enhance the yield and net asset value. These objectives may not be achieved in

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NOTES TO FINANCIAL STATEMENTS (continued)

all interest rate environments. Leverage creates certain risks for shareholders, including the likelihood of greater volatility of the net asset value. If income from the securities purchased from the funds made available by leverage is not sufficient to cover the cost of leverage, the Portfolios’ return will be less than if leverage had not been used. As a result, the amounts available for distribution as dividends and other distributions will be reduced. During periods of rising short-term interest rates, the interest paid on the floaters in tender option bond transactions would increase, which may adversely affect the Portfolios’ income and distribution to shareholders. A decline in distributions would adversely affect the Portfolios’ yield. If rising short-term rates coincide with a period of rising long-term rates, the value of the long-term municipal bonds purchased with the proceeds of leverage would decline, adversely affecting the net asset value.

In a tender option bond transaction, the Portfolios may transfer a highly rated fixed-rate municipal security to a broker, which, in turn, deposits the bond into a special purpose vehicle (typically, a trust) usually sponsored by the broker. The Portfolios receive cash and a residual interest security (sometimes referred to as an “inverse floater”) issued by the trust in return. The trust simultaneously issues securities, which pay an interest rate that is reset each week based on an index of high-grade short-term seven-day demand notes. These securities, sometimes referred to as “floaters”, are bought by third parties, including tax-exempt money market funds, and can be tendered by these holders to a liquidity provider at par, unless certain events occur. The Portfolios continue to earn all the interest from the transferred bond less the amount of interest paid on the floaters and the expenses of the trust, which include payments to the trustee and the liquidity provider and organizational costs. The Portfolios also use the cash received from the transaction for investment purposes or to retire other forms of leverage. Under certain circumstances, the trust may be terminated and collapsed, either by the Portfolios or upon the occurrence of certain events, such as a downgrade in the credit quality of the underlying bond, or in the event holders of the floaters tender their securities to the liquidity provider. See Note I to the Financial Statements “Floating Rate Notes Issued in Connection with Securities Held” for more information about tender option bond transactions.

The Portfolios may also purchase inverse floaters from a tender option bond trust in a secondary market transaction without first owning the underlying bond. The income received from an inverse floater varies inversely with the short-term interest rate paid on the floaters issued by the trust. The prices of inverse floaters are subject to greater volatility than the prices of fixed-income securities that are not inverse floaters. Investments in inverse floaters may amplify the risks of leverage. If short-term interest rates rise, the interest payable on the floaters would increase and income from the inverse floaters decrease.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such

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NOTES TO FINANCIAL STATEMENTS (continued)

investments may result in sales at disadvantageous prices affecting the value of your investment in the Portfolio. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Portfolio shares. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline. Municipal securities may have more illiquid investments risk than other fixed-income securities because they trade less frequently and the market for municipal securities is generally smaller than many other markets.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolios. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Portfolios to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolios.

Indemnification Risk—In the ordinary course of business, the Portfolios enter into contracts that contain a variety of indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote. Therefore, the Portfolios have not accrued any liability in connection with these indemnification provisions.

Management Risk—The Portfolios are subject to management risk because they are an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolios, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolios did not utilize the Facility during the year ended May 31, 2025.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE H

Distributions to Shareholders

The tax character of distributions paid during the tax years ended November 30, 2024 and November 30, 2023 were as follows:

AB California Portfolio	December 1, 2023 to November 30, 2024	December 1, 2022 to November 30, 2023
Distributions paid from:
Ordinary income	$1,843,094	$3,019,787

Total taxable distributions	1,843,094	3,019,787
Tax exempt distributions	35,943,578	29,604,578

Total distributions paid	$37,786,672	$32,624,365

AB High Income Municipal Portfolio	December 1, 2023 to November 30, 2024	December 1, 2022 to November 30, 2023
Distributions paid from:
Ordinary income	$6,064,093	$10,219,989

Total taxable distributions	6,064,093	10,219,989
Tax exempt distributions	113,655,933	112,450,430

Total distributions paid	$119,720,026	$122,670,419

AB National Portfolio	December 1, 2023 to November 30, 2024	December 1, 2022 to November 30, 2023
Distributions paid from:
Ordinary income	$2,565,293	$4,166,192

Total taxable distributions	2,565,293	4,166,192
Tax exempt distributions	61,741,849	49,857,652

Total distributions paid	$64,307,142	$54,023,844

AB New York Portfolio	December 1, 2023 to November 30, 2024	December 1, 2022 to November 30, 2023
Distributions paid from:
Ordinary income	$649,136	$1,340,951

Total taxable distributions	649,136	1,340,951
Tax exempt distributions	14,409,963	13,914,418

Total distributions paid	$15,059,099	$15,255,369

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NOTES TO FINANCIAL STATEMENTS (continued)

As of November 30, 2024, the Portfolios' most recent tax year end, the components of accumulated earnings (deficit) on a tax basis were as follows:

Portfolio	Undistributed Tax-Exempt Income	Accumulated Capital and Other Losses(a)	Unrealized Appreciation (Depreciation)(b)	Total Accumulated Earnings (Deficit)(c)
AB California	$295,507	$(13,285,403)	$(2,916,152)	$(15,906,048)
AB High Income Municipal	810,569	(59,068,298)	(221,143,308)	(279,401,037)
AB National	751,893	(62,748,379)	(12,660,466)	(74,656,952)
AB New York	92,023	(29,621,389)	(5,125,654)	(34,655,020)

(a)

At November 30, 2024, AB California Portfolio, AB High Income Municipal Portfolio, AB National Portfolio, and AB New York Portfolio had capital loss carryforwards for federal income tax purposes. As of November 30, 2024, AB California Portfolio, AB High Income Municipal Portfolio, AB National Portfolio, and AB New York Portfolio had net capital loss carryforwards of $13,285,403, $59,068,298, $62,748,379, and $29,621,389, respectively.

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax treatment of swaps, the tax deferral of losses on wash sales, debt restructuring, and the tax treatment of tender option bonds.

(c)	The differences between book-basis and tax-basis components of accumulated earnings (deficit) are attributable primarily to the tax treatment of defaulted securities and dividends payable.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses.

As of November 30, 2024, the Portfolios' most recent tax year end, the Portfolios had net capital loss carryforwards as follows:

Portfolio	Short-Term Amount	Long-Term Amount
AB California	$13,285,403	$	– 0	–
AB High Income Municipal	59,068,298		– 0	–
AB National	55,894,904		6,853,475
AB New York	25,433,418		4,187,971

During the current fiscal year, permanent differences were due to contributions from the Adviser, and resulted in a net decrease in accumulated net realized loss, and a net decrease in additional paid-in capital. This reclassification had no effect on net assets.

NOTE I

Floating Rate Notes Issued in Connection with Securities Held

Each Portfolio may engage in tender option bond transactions in which the Portfolio may transfer a fixed rate bond (“Fixed Rate Bond”) into a Special Purpose Vehicle (the “SPV”, which is generally organized as a trust). The Portfolio buys a residual interest in the assets and cash flows of the SPV, often referred to as an inverse floating rate obligation (“Inverse Floater”). The SPV also issues floating rate notes (“Floating Rate Notes”) which are sold to third parties. The Floating

ABFunds.com	AB Municipal Income Fund 213

NOTES TO FINANCIAL STATEMENTS (continued)

Rate Notes pay interest at rates that generally reset weekly and their holders have the option to tender their notes to a liquidity provider for redemption at par. The Inverse Floater held by the Portfolio gives the Portfolio the right (1) to cause the holders of the Floating Rate Notes to tender their notes at par, and (2) to have the trustee transfer the Fixed Rate Bond held by the SPV to the Portfolio, thereby collapsing the SPV. The SPV may also be collapsed in certain other circumstances. In accordance with U.S. GAAP requirements regarding accounting for transfers and servicing of financial assets and extinguishments of liabilities, the Portfolio accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bond in its portfolio of investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its statement of assets and liabilities. Interest expense related to the Portfolios’ liability with respect to Floating Rate Notes is recorded as incurred. The interest expense is also included in the Portfolios’ expense ratio. At May 31, 2025, the amount of Floating Rate Notes outstanding was $343,835,000 and the related interest rate ranged from 1.99% to 3.35% for AB High Income Municipal Portfolio. At May 31, 2025, AB California Portfolio, AB National Portfolio and AB New York Portfolio did not have any Floating Rate Notes outstanding. For the year ended May 31, 2025, the average amount of Floating Rate Notes outstanding and the daily weighted average interest rate were as follows:

Portfolio	Average Amount Outstanding	Weighted Average Interest Rate
AB High Income Municipal	$251,131,096	3.76%

Each Portfolio may also purchase Inverse Floaters in the secondary market without first owning the underlying bond. Such an Inverse Floater is included in the portfolio of investments but is not required to be treated as a secured borrowing and reflected in the Portfolios’ financial statements as a secured borrowing. For the year ended May 31, 2025, AB California Portfolio engaged in such transactions.

The final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) were issued on December 10, 2013. The Volcker Rule precludes banking entities and their affiliates from (i) sponsoring residual interest bond programs, such as the Fund’s TOB transactions (as such programs were then previously or are presently structured), and (ii) continuing certain relationships with or certain services for residual interest bond programs.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolios’ financial statements through this date.

214 AB Municipal Income Fund	ABFunds.com

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB California Portfolio
	Class A
	Year Ended May 31,
	2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 10.38	$ 10.31	$ 10.60	$ 11.57	$ 10.96

Income From Investment Operations

Net investment income(a)(b)	.34	.32	.30	.24	.29

Net realized and unrealized gain (loss) on investment transactions	(.18)	.07	(.27)	(.99)	.61

Net increase (decrease) in net asset value from operations	.16	.39	.03	(.75)	.90

Less: Dividends

Dividends from net investment income	(.33)	(.32)	(.32)	(.22)	(.29)

Net asset value, end of period	$ 10.21	$ 10.38	$ 10.31	$ 10.60	$ 11.57

Total Return

Total investment return based on net asset value(c)	1.55%	3.82%	.31%	(6.57)%	8.30%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$496,560	$482,717	$459,793	$481,440	$547,704

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.75%	.75%	.75%	.75%	.75%

Expenses, before waivers/reimbursements(d)	.77%	.77%	.78%	.76%	.77%

Net investment income(a)	3.21%	3.14%	2.94%	2.09%	2.54%

Portfolio turnover rate	35%	23%	30%	17%	23%

See footnote summary on pages 227-229.

ABFunds.com	AB Municipal Income Fund 215

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB California Portfolio
	Class C
	Year Ended May 31,
	2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 10.37	$ 10.30	$ 10.60	$ 11.56	$ 10.96

Income From Investment Operations

Net investment income(a)(b)	.26	.25	.23	.15	.20

Net realized and unrealized gain (loss) on investment transactions	(.16)	.06	(.29)	(.97)	.61

Net increase (decrease) in net asset value from operations	.10	.31	(.06)	(.82)	.81

Less: Dividends

Dividends from net investment income	(.26)	(.24)	(.24)	(.14)	(.21)

Net asset value, end of period	$ 10.21	$ 10.37	$ 10.30	$ 10.60	$ 11.56

Total Return

Total investment return based on net asset value(c)	.89%	3.05%	(.54)%	(7.19)%	7.40%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$18,242	$20,782	$26,359	$28,401	$41,511

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.50%	1.50%	1.50%	1.50%	1.50%

Expenses, before waivers/reimbursements(d)	1.52%	1.52%	1.54%	1.51%	1.52%

Net investment income(a)	2.46%	2.38%	2.19%	1.33%	1.80%

Portfolio turnover rate	35%	23%	30%	17%	23%

See footnote summary on pages 227-229.

216 AB Municipal Income Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB California Portfolio
	Advisor Class
	Year Ended May 31,
	2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 10.38	$ 10.31	$ 10.60	$ 11.57	$ 10.96

Income From Investment Operations

Net investment income(a)(b)	.36	.35	.33	.26	.32

Net realized and unrealized gain (loss) on investment transactions	(.17)	.07	(.28)	(.98)	.61

Net increase (decrease) in net asset value from operations	.19	.42	.05	(.72)	.93

Less: Dividends

Dividends from net investment income	(.36)	(.35)	(.34)	(.25)	(.32)

Net asset value, end of period	$ 10.21	$ 10.38	$ 10.31	$ 10.60	$ 11.57

Total Return

Total investment return based on net asset value(c)	1.81%	4.09%	.56%	(6.34)%	8.57%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$702,070	$655,014	$507,720	$464,558	$451,056

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.50%	.50%	.50%	.50%	.50%

Expenses, before waivers/reimbursements(d)	.52%	.52%	.53%	.51%	.52%

Net investment income(a)	3.46%	3.39%	3.19%	2.34%	2.78%

Portfolio turnover rate	35%	23%	30%	17%	23%

See footnote summary on pages 227-229.

ABFunds.com	AB Municipal Income Fund 217

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB High Income Municipal Portfolio
Class A
Year Ended May 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 10.10	$ 10.14	$ 10.96	$ 12.25	$ 10.90

Income From Investment Operations

Net investment income(a)(b)	.45	†	.41	.40	.37	.39

Net realized and unrealized gain (loss) on investment transactions	(.14)	(.05)	(.81)	(1.29)	1.36

Contributions from Affiliates	– 0	–	– 0	–	.00	(e)	.00	(e)	– 0	–

Net increase (decrease) in net asset value from operations	.31	.36	(.41)	(.92)	1.75

Less: Dividends

Dividends from net investment income	(.42)	(.40)	(.41)	(.37)	(.40)

Net asset value, end of period	$ 9.99	$ 10.10	$ 10.14	$ 10.96	$ 12.25

Total Return

Total investment return based on net asset value(c)	3.01	%†	3.62%	(3.66)%	(7.68)%	16.40%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$463,256	$559,773	$619,769	$769,846	$899,274

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.12%	1.20%	1.15%	.85%	.85%

Expenses, before waivers/reimbursements(d)	1.12%	1.21%	1.16%	.85%	.85%

Net investment income(a)	4.38	%†	4.08%	3.87%	3.06%	3.27%

Portfolio turnover rate	24%	23%	26%	16%	16%

See footnote summary on pages 227-229.

218 AB Municipal Income Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB High Income Municipal Portfolio
Class C
Year Ended May 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 10.09	$ 10.13	$ 10.95	$ 12.25	$ 10.89

Income From Investment Operations

Net investment income(a)(b)	.38	†	.33	.32	.28	.30

Net realized and unrealized gain (loss) on investment transactions	(.14)	(.05)	(.80)	(1.30)	1.38

Contributions from Affiliates	– 0	–	– 0	–	.00	(e)	.00	(e)	– 0	–

Net increase (decrease) in net asset value from operations	.24	.28	(.48)	(1.02)	1.68

Less: Dividends

Dividends from net investment income	(.34)	(.32)	(.34)	(.28)	(.32)

Net asset value, end of period	$ 9.99	$ 10.09	$ 10.13	$ 10.95	$ 12.25

Total Return

Total investment return based on net asset value(c)	2.34	%†	2.84%	(4.38)%	(8.46)%	15.53%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$38,483	$48,159	$72,948	$113,046	$177,019

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.87%	1.95%	1.90%	1.60%	1.60%

Expenses, before waivers/reimbursements(d)	1.87%	1.96%	1.90%	1.60%	1.61%

Net investment income(a)	3.62	%†	3.32%	3.12%	2.30%	2.54%

Portfolio turnover rate	24%	23%	26%	16%	16%

See footnote summary on pages 227-229.

ABFunds.com	AB Municipal Income Fund 219

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB High Income Municipal Portfolio
Advisor Class
Year Ended May 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 10.09	$ 10.13	$ 10.95	$ 12.25	$ 10.89

Income From Investment Operations

Net investment income(a)(b)	.48	†	.43	.42	.40	.42

Net realized and unrealized gain (loss) on investment transactions	(.13)	(.05)	(.80)	(1.30)	1.37

Contributions from Affiliates	– 0	–	– 0	–	.00	(e)	.00	(e)	– 0	–

Net increase (decrease) in net asset value from operations	.35	.38	(.38)	(.90)	1.79

Less: Dividends

Dividends from net investment income	(.45)	(.42)	(.44)	(.40)	(.43)

Net asset value, end of period	$ 9.99	$ 10.09	$ 10.13	$ 10.95	$ 12.25

Total Return

Total investment return based on net asset value(c)	3.37	%†	3.88%	(3.42)%	(7.53)%	16.70%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,040,161	$1,903,555	$2,269,449	$2,609,004	$2,618,340

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.87%	.95%	.90%	.60%	.60%

Expenses, before waivers/reimbursements(d)	.87%	.96%	.90%	.60%	.60%

Net investment income(a)	4.64	%†	4.33%	4.12%	3.32%	3.52%

Portfolio turnover rate	24%	23%	26%	16%	16%

See footnote summary on pages 227-229.

220 AB Municipal Income Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB High Income Municipal Portfolio
Class Z
Year Ended May 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 10.09	$ 10.14	$ 10.96	$ 12.26	$ 10.90

Income From Investment Operations

Net investment income(a)(b)	.48	.44	.42	.40	.42

Net realized and unrealized gain (loss) on investment transactions	(.13)	(.07)	(.80)	(1.30)	1.37

Contributions from Affiliates	– 0	–	– 0	–	.00	(e)	.00	(e)	– 0	–

Net increase (decrease) in net asset value from operations	.35	.37	(.38)	(.90)	1.79

Less: Dividends

Dividends from net investment income	(.45)	(.42)	(.44)	(.40)	(.43)

Net asset value, end of period	$ 9.99	$ 10.09	$ 10.14	$ 10.96	$ 12.26

Total Return

Total investment return based on net asset value(c)	3.37%	3.78%	(3.41)%	(7.52)%	16.69%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$198,795	$278,653	$50,391	$1,231	$1,845

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.87%	.95%	.90%	.59%	.59%

Expenses, before waivers/reimbursements(d)	.87%	.95%	.91%	.59%	.59%

Net investment income(a)	4.59%	4.38%	4.20%	3.32%	3.55%

Portfolio turnover rate	24%	23%	26%	16%	16%

See footnote summary on pages 227-229.

ABFunds.com	AB Municipal Income Fund 221

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB National Portfolio
Class A
Year Ended May 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 9.54	$ 9.53	$ 9.88	$ 10.77	$ 10.20

Income From Investment Operations

Net investment income(a)(b)	.33	.32	.27	.22	.23

Net realized and unrealized gain (loss) on investment transactions	(.16)	(.01)	(.34)	(.91)	.58

Contributions from Affiliates	– 0	–	.00	(e)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.17	.31	(.07)	(.69)	.81

Less: Dividends

Dividends from net investment income	(.32)	(.30)	(.28)	(.20)	(.24)

Net asset value, end of period	$ 9.39	$ 9.54	$ 9.53	$ 9.88	$ 10.77

Total Return

Total investment return based on net asset value(c)	1.73%	3.27%	(.70)%	(6.45)%	8.00%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$384,409	$406,540	$423,812	$508,814	$590,789

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.75%	.75%	.75%	.75%	.75%

Expenses, before waivers/reimbursements(d)	.78%	.78%	.80%	.77%	.78%

Net investment income(a)	3.42%	3.32%	2.85%	2.05%	2.21%

Portfolio turnover rate	33%	30%	32%	12%	24%

See footnote summary on pages 227-229.

222 AB Municipal Income Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB National Portfolio
Class C
Year Ended May 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 9.53	$ 9.52	$ 9.87	$ 10.76	$ 10.19

Income From Investment Operations

Net investment income(a)(b)	.26	.24	.20	.14	.16

Net realized and unrealized gain (loss) on investment transactions	(.16)	– 0	–	(.34)	(.90)	.57

Contributions from Affiliates	– 0	–	.00	(e)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.10	.24	(.14)	(.76)	.73

Less: Dividends

Dividends from net investment income	(.25)	(.23)	(.21)	(.13)	(.16)

Net asset value, end of period	$ 9.38	$ 9.53	$ 9.52	$ 9.87	$ 10.76

Total Return

Total investment return based on net asset value(c)	.97%	2.50%	(1.44)%	(7.16)%	7.20%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$13,595	$17,782	$24,613	$32,583	$52,879

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.50%	1.50%	1.50%	1.50%	1.50%

Expenses, before waivers/reimbursements(d)	1.53%	1.54%	1.55%	1.52%	1.53%

Net investment income(a)	2.67%	2.56%	2.10%	1.30%	1.48%

Portfolio turnover rate	33%	30%	32%	12%	24%

See footnote summary on pages 227-229.

ABFunds.com	AB Municipal Income Fund 223

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB National Portfolio
Advisor Class
Year Ended May 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 9.54	$ 9.53	$ 9.88	$ 10.77	$ 10.20

Income From Investment Operations

Net investment income(a)(b)	.35	.34	.30	.24	.26

Net realized and unrealized gain (loss) on investment transactions	(.15)	(.01)	(.35)	(.90)	.58

Contributions from Affiliates	– 0	–	.00	(e)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.20	.33	(.05)	(.66)	.84

Less: Dividends

Dividends from net investment income	(.34)	(.32)	(.30)	(.23)	(.27)

Net asset value, end of period	$ 9.40	$ 9.54	$ 9.53	$ 9.88	$ 10.77

Total Return

Total investment return based on net asset value(c)	2.09%	3.53%	(.45)%	(6.22)%	8.27%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,454,067	$1,424,385	$1,232,211	$1,270,573	$1,209,849

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.50%	.50%	.50%	.50%	.50%

Expenses, before waivers/reimbursements(d)	.53%	.53%	.55%	.52%	.53%

Net investment income(a)	3.67%	3.58%	3.10%	2.31%	2.45%

Portfolio turnover rate	33%	30%	32%	12%	24%

See footnote summary on pages 227-229.

224 AB Municipal Income Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB New York Portfolio
Class A
Year Ended May 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 9.16	$ 9.15	$ 9.49	$ 10.34	$ 9.70

Income From Investment Operations

Net investment income(a)(b)	.30	.28	.25	.22	.23

Net realized and unrealized gain (loss) on investment transactions	(.14)	(.01)	(.34)	(.86)	.65

Contributions from Affiliates	– 0	–	– 0	–	.00	(e)	.00	– 0	–

Net increase (decrease) in net asset value from operations	.16	.27	(.09)	(.64)	.88

Less: Dividends

Dividends from net investment income	(.29)	(.26)	(.25)	(.21)	(.24)

Net asset value, end of period	$ 9.03	$ 9.16	$ 9.15	$ 9.49	$ 10.34

Total Return

Total investment return based on net asset value(c)	1.70%	3.02%	(.86)%	(6.29)%	9.13%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$283,443	$305,467	$341,690	$380,361	$421,752

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.76%	.75%	.76%	.75%	.75%

Expenses, before waivers/reimbursements(d)	.83%	.82%	.83%	.79%	.80%

Net investment income(a)	3.24%	3.03%	2.73%	2.17%	2.31%

Portfolio turnover rate	33%	35%	14%	16%	22%

See footnote summary on pages 227-229.

ABFunds.com	AB Municipal Income Fund 225

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB New York Portfolio
Class C
Year Ended May 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 9.15	$ 9.15	$ 9.49	$ 10.33	$ 9.69

Income From Investment Operations

Net investment income(a)(b)	.23	.21	.18	.14	.16

Net realized and unrealized gain (loss) on investment transactions	(.13)	(.02)	(.33)	(.85)	.64

Contributions from Affiliates	– 0	–	– 0	–	.00	(e)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.10	.19	(.15)	(.71)	.80

Less: Dividends

Dividends from net investment income	(.22)	(.19)	(.19)	(.13)	(.16)

Net asset value, end of period	$ 9.03	$ 9.15	$ 9.15	$ 9.49	$ 10.33

Total Return

Total investment return based on net asset value(c)	1.05%	2.13%	(1.60)%	(6.91)%	8.33%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$8,570	$11,270	$18,205	$24,089	$39,563

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.51%	1.50%	1.51%	1.50%	1.50%

Expenses, before waivers/reimbursements(d)	1.58%	1.57%	1.58%	1.54%	1.55%

Net investment income(a)	2.48%	2.26%	1.98%	1.41%	1.56%

Portfolio turnover rate	33%	35%	14%	16%	22%

See footnote summary on pages 227-229.

226 AB Municipal Income Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB New York Portfolio
Advisor Class
Year Ended May 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 9.16	$ 9.15	$ 9.49	$ 10.34	$ 9.70

Income From Investment Operations

Net investment income(a)(b)	.33	.30	.27	.25	.26

Net realized and unrealized gain (loss) on investment transactions	(.15)	– 0	–	(.33)	(.87)	.64

Contributions from Affiliates	– 0	–	– 0	–	.00	(e)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.18	.30	(.06)	(.62)	.90

Less: Dividends

Dividends from net investment income	(.31)	(.29)	(.28)	(.23)	(.26)

Net asset value, end of period	$ 9.03	$ 9.16	$ 9.15	$ 9.49	$ 10.34

Total Return

Total investment return based on net asset value(c)	1.96%	3.28%	(.61)%	(6.06)%	9.40%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$209,711	$174,591	$178,093	$192,990	$187,212

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.51%	.50%	.51%	.50%	.50%

Expenses, before waivers/reimbursements(d)	.58%	.57%	.58%	.54%	.55%

Net investment income(a)	3.51%	3.28%	2.98%	2.42%	2.55%

Portfolio turnover rate	33%	35%	14%	16%	22%

(a)	Net of expenses waived/reimbursed by the Adviser.

(b)	Based on average shares outstanding.

(c)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

ABFunds.com	AB Municipal Income Fund 227

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(d)	The expense ratios presented below exclude interest expense:

	Year Ended May 31,
	2025	2024	2023	2022	2021

AB California Portfolio
Class A
Net of waivers/reimbursements	.75%	.75%	.75%	.75%	.75%
Before waivers/reimbursements	.77%	.77%	.78%	.76%	.77%
Class C
Net of waivers/reimbursements	1.50%	1.50%	1.50%	1.50%	1.50%
Before waivers/reimbursements	1.52%	1.52%	1.54%	1.51%	1.52%
Advisor Class
Net of waivers/reimbursements	.50%	.50%	.50%	.50%	.50%
Before waivers/reimbursements	.52%	.52%	.53%	.51%	.52%

	Year Ended May 31,
	2025	2024	2023	2022	2021

AB High Income Municipal Portfolio
Class A
Net of waivers/reimbursements	.79%	.80%	.80%	.78%	.79%
Before waivers/reimbursements	.79%	.81%	.81%	.78%	.80%
Class C
Net of waivers/reimbursements	1.54%	1.55%	1.55%	1.53%	1.55%
Before waivers/reimbursements	1.54%	1.56%	1.56%	1.53%	1.55%
Advisor Class
Net of waivers/reimbursements	.54%	.55%	.55%	.53%	.55%
Before waivers/reimbursements	.54%	.56%	.56%	.53%	.55%
Class Z
Net of waivers/reimbursements	.54%	.55%	.55%	.52%	.53%
Before waivers/reimbursements	.54%	.55%	.56%	.53%	.54%

	Year Ended May 31,
	2025	2024	2023	2022	2021

AB National Portfolio
Class A
Net of waivers/reimbursements	.75%	.75%	.75%	.75%	.75%
Before waivers/reimbursements	.77%	.78%	.80%	.77%	.78%
Class C
Net of waivers/reimbursements	1.50%	1.50%	1.50%	1.50%	1.50%
Before waivers/reimbursements	1.53%	1.54%	1.55%	1.52%	1.53%
Advisor Class
Net of waivers/reimbursements	.50%	.50%	.50%	.50%	.50%
Before waivers/reimbursements	.52%	.53%	.55%	.52%	.53%

	Year Ended May 31,
	2025	2024	2023	2022	2021

AB New York Portfolio
Class A
Net of waivers/reimbursements	.75%	.75%	.75%	.75%	.75%
Before waivers/reimbursements	.82%	.82%	.82%	.79%	.80%
Class C
Net of waivers/reimbursements	1.50%	1.50%	1.50%	1.50%	1.50%
Before waivers/reimbursements	1.57%	1.57%	1.57%	1.54%	1.55%
Advisor Class
Net of waivers/reimbursements	.50%	.50%	.50%	.50%	.50%
Before waivers/reimbursements	.57%	.57%	.57%	.54%	.55%

(e)	Amount is less than $.005.

228 AB Municipal Income Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

†

During the year ended May 31, 2025, the Adviser reimbursed the AB High Income Municipal Portfolio for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses. The impact of the reimbursement to the financial highlights is as follows:

	Net Investment Income Per Share	Net Investment Income Ratio	Total Return
Class A	$.0014	.01%	.01%
Class C	$.0014	.01%	.01%
Advisor Class	$.0014	.01%	.01%

ABFunds.com	AB Municipal Income Fund 229

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Directors of

AB Municipal Income Fund, Inc.:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of AB Municipal Income Fund, Inc. (the “Fund”) (comprising the AB California Portfolio, AB High Income Municipal Portfolio, AB National Portfolio and AB New York Portfolio (collectively referred to as the “Portfolios”)), including the portfolios of investments, as of May 31, 2025, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios comprising AB Municipal Income Fund, Inc. at May 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on each of the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025, by correspondence with the custodian, brokers and

230 AB Municipal Income Fund	ABFunds.com

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

July 25, 2025

ABFunds.com	AB Municipal Income Fund 231

Information Regarding the Review and Approval of the Advisory Agreement in Respect of Each Fund

The disinterested directors (the “directors”) of AB Municipal Income Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of each of the portfolios listed below (each, a “Fund” and collectively, the “Funds”) at a meeting held in-person on July 30-31, 2024 (the “Meeting”):

•	AB California Portfolio

•	AB National Portfolio

•	AB High Income Municipal Portfolio

•	AB New York Portfolio

Prior to approval of the continuance of the Advisory Agreement in respect of each Fund, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of each Fund. The directors also discussed the proposed continuances in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Funds gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Funds and the money market fund advised by the Adviser in which the Funds invest a portion of their assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee in respect of each Fund. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage each Fund and the overall arrangements between each Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered

232 AB Municipal Income Fund	ABFunds.com

relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for each Fund. The directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve a Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that each Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to such Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid in respect of a Fund, result in a higher rate of total compensation from such Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of each Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to each of the Funds under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2022 and 2023 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationships with the Funds, including those relating to its subsidiaries that provide transfer agency and distribution services to the Funds. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationships with the Funds before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with each Fund was not unreasonable.

ABFunds.com	AB Municipal Income Fund 233

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the money market fund advised by the Adviser in which the Funds invest, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Funds’ principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Funds’ shares; and transfer agency fees paid by the Funds to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for each Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of each Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended May 31, 2024 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the investment performance for each of AB California Portfolio, AB National Portfolio and AB New York Portfolio was acceptable. The directors discussed with the Adviser the reasons for AB High Income Municipal Portfolio’s underperformance in the periods reviewed and determined to continue to monitor the Fund’s performance closely.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by each Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as such Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared each Fund’s contractual effective advisory fee rate with a peer group median and discussed with the Adviser the reasons it was above the median in the case of AB California Portfolio and AB National Portfolio. The directors noted that in the case of AB High Income Municipal Portfolio and AB New York Portfolio, it was lower than the median. The directors also noted the Adviser’s total rate of compensation for each Fund, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

234 AB Municipal Income Fund	ABFunds.com

The Adviser informed the directors that there were no institutional products managed by the Adviser that utilize investment strategies similar to those of any of the Funds. In the case of each of AB California Portfolio, AB National Portfolio and AB New York Portfolio, the directors compared each Fund’s advisory fee rate with that for another fund advised by the Adviser utilizing similar investment strategies.

In connection with their review of each Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of each Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The expense ratio of each Fund was based on the Fund’s latest fiscal year and reflected the impact of the Adviser’s expense cap. The directors noted that it was likely that the expense ratios of some of the other funds in each Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Funds by others. The directors noted that the expense ratio was below the medians for AB High Income Municipal Portfolio and equal to the medians for AB New York Portfolio. They also noted that the expense ratio for AB California Portfolio and AB National Portfolio was above the medians and discussed the Adviser’s explanations of the reasons for this. Based on their review, the directors concluded that the expense ratio for each Fund was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for each Fund contains breakpoints that reduce the fee rates on assets above specified levels, and that the net assets of AB High Income Municipal Portfolio were higher than the first breakpoint level. Accordingly, the Fund’s current effective advisory fee rate reflected a reduction due to the breakpoint and would be further reduced to the extent the net assets of the Fund increase. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having

ABFunds.com	AB Municipal Income Fund 235

taken these factors into account, the directors concluded that in the case of AB High Income Municipal Portfolio, the Fund’s breakpoint arrangements were acceptable and provide a means for sharing any economies of scale, and, in the case of the other Funds, such Funds’ shareholders would benefit from a sharing of economies of scale in the event a Fund’s net assets exceed a breakpoint in the future.

236 AB Municipal Income Fund	ABFunds.com

AB MUNICIPAL INCOME FUND

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

MI-0151-0525

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

At a Special Meeting held on July 18, 2024, shareholders of the AB California Portfolio (the “Fund”), a series of AB Municipal Income Fund, Inc., elected Directors in connection with the establishment of a single, unitary board (“Unitary Board”) responsible for overseeing mutual funds, exchange-traded funds and certain closed-end investment companies sponsored and advised by the Adviser. In connection with the establishment of the Unitary Board, Ms. Jacklin and Messrs. Downey and Turner will retire as Directors effective December 31, 2024, and Mr. Erzan will resign as a Director effective December 31, 2024, but will continue to serve as President and Chief Executive Officer of the AB Funds. Shareholders of the Fund elected four individuals to serve as Directors effective January 1, 2025 (the “Directors-Elect”), who will serve on the Unitary Board with current Directors Mses. Loeb and McMullen and Messrs. Bermudez and Moody. The number of votes cast for and withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office is included below.

Director:	Voted For	Withheld Authority	Abstained	Broker Non-Votes
Jorge A. Bermudez	510,414,941.302	7,599,742.149	N/A	N/A
Alexander Chaloff	510,660,064.714	7,354,618.737	N/A	N/A
R. Jay Gerken	509,054,478.870	8,960,204.581	N/A	N/A
Jeffrey R. Holland	509,349,899.202	8,664,784.249	N/A	N/A
Jeanette W. Loeb	469,513,391.847	48,501,291.604	N/A	N/A
Carol C. McMullen	509,521,568.782	8,509,600.669	N/A	N/A
Garry L. Moody	509,245,333.949	8,752,862.502	N/A	N/A
Emilie D. Wrapp	509,596,579.106	8,418,104.345	N/A	N/A

At a Special Meeting held on July 18, 2024, shareholders of the AB High Income Municipal Portfolio (the “Fund”), a series of AB Municipal Income Fund, Inc., elected Directors in connection with the establishment of a single, unitary board (“Unitary Board”) responsible for overseeing mutual funds, exchange-traded funds and certain closed-end investment companies sponsored and advised by the Adviser. In connection with the establishment of the Unitary Board, Ms. Jacklin and Messrs. Downey and Turner will retire as Directors effective December 31, 2024, and Mr. Erzan will resign as a Director effective December 31, 2024, but will continue to serve as President and Chief Executive Officer of the AB Funds. Shareholders of the Fund elected four individuals to serve as Directors effective January 1, 2025 (the “Directors-Elect”), who will serve on the Unitary Board with current Directors Mses. Loeb and McMullen and Messrs. Bermudez and Moody. The number of votes cast for and withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office is included below.

Director:	Voted For	Withheld Authority	Abstained	Broker Non-Votes
Jorge A. Bermudez	510,414,941.302	7,599,742.149	N/A	N/A
Alexander Chaloff	510,660,064.714	7,354,618.737	N/A	N/A
R. Jay Gerken	509,054,478.870	8,960,204.581	N/A	N/A
Jeffrey R. Holland	509,349,899.202	8,664,784.249	N/A	N/A
Jeanette W. Loeb	469,513,391.847	48,501,291.604	N/A	N/A
Carol C. McMullen	509,521,568.782	8,509,600.669	N/A	N/A
Garry L. Moody	509,245,333.949	8,752,862.502	N/A	N/A
Emilie D. Wrapp	509,596,579.106	8,418,104.345	N/A	N/A

At a Special Meeting held on July 18, 2024, shareholders of the AB National Portfolio (the “Fund”), a series of AB Municipal Income Fund, Inc., elected Directors in connection with the establishment of a single, unitary board (“Unitary Board”) responsible for overseeing mutual funds, exchange-traded funds and certain closed-end investment companies sponsored and advised by the Adviser. In connection with the establishment of the Unitary Board, Ms. Jacklin and Messrs. Downey and Turner will retire as Directors effective December 31, 2024, and Mr. Erzan will resign as a Director effective December 31, 2024, but will continue to serve as President and Chief Executive Officer of the AB Funds. Shareholders of the Fund elected four individuals to serve as Directors effective January 1, 2025 (the “Directors-Elect”), who will serve on the Unitary Board with current Directors Mses. Loeb and McMullen and Messrs. Bermudez and Moody. The number of votes cast for and withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office is included below.

Director:	Voted For	Withheld Authority	Abstained	Broker Non-Votes
Jorge A. Bermudez	510,414,941.302	7,599,742.149	N/A	N/A
Alexander Chaloff	510,660,064.714	7,354,618.737	N/A	N/A
R. Jay Gerken	509,054,478.870	8,960,204.581	N/A	N/A
Jeffrey R. Holland	509,349,899.202	8,664,784.249	N/A	N/A
Jeanette W. Loeb	469,513,391.847	48,501,291.604	N/A	N/A
Carol C. McMullen	509,521,568.782	8,509,600.669	N/A	N/A
Garry L. Moody	509,245,333.949	8,752,862.502	N/A	N/A
Emilie D. Wrapp	509,596,579.106	8,418,104.345	N/A	N/A

At a Special Meeting held on July 18, 2024, shareholders of the AB New York Portfolio (the “Fund”), a series of AB Municipal Income Fund, Inc., elected Directors in connection with the establishment of a single, unitary board (“Unitary Board”) responsible for overseeing mutual funds, exchange-traded funds and certain closed-end investment companies sponsored and advised by the Adviser. In connection with the establishment of the Unitary Board, Ms. Jacklin and Messrs. Downey and Turner will retire as Directors effective December 31, 2024, and Mr. Erzan will resign as a Director effective December 31, 2024, but will continue to serve as President and Chief Executive Officer of the AB Funds. Shareholders of the Fund elected four individuals to serve as Directors effective January 1, 2025 (the “Directors-Elect”), who will serve on the Unitary Board with current Directors Mses. Loeb and McMullen and Messrs. Bermudez and Moody. The number of votes cast for and withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office is included below.

Director:	Voted For	Withheld Authority	Abstained	Broker Non-Votes
Jorge A. Bermudez	510,414,941.302	7,599,742.149	N/A	N/A
Alexander Chaloff	510,660,064.714	7,354,618.737	N/A	N/A
R. Jay Gerken	509,054,478.870	8,960,204.581	N/A	N/A
Jeffrey R. Holland	509,349,899.202	8,664,784.249	N/A	N/A
Jeanette W. Loeb	469,513,391.847	48,501,291.604	N/A	N/A
Carol C. McMullen	509,521,568.782	8,509,600.669	N/A	N/A
Garry L. Moody	509,245,333.949	8,752,862.502	N/A	N/A
Emilie D. Wrapp	509,596,579.106	8,418,104.345	N/A	N/A

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant

ITEM 19. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(a)(1)	Code of Ethics that is subject to the disclosure of Item 2 hereof

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Municipal Income Fund, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date: July 30, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date: July 30, 2025

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date: July 30, 2025